OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.7%
DISPOSAL 1.0%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,626,218
HIGHER EDUCATION 13.6%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2014O
11/01/25	4.000%	2,000,000	2,384,840
Quinnipiac University
Series 2016M
07/01/29	5.000%	2,000,000	2,488,660
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,626,525
Yale University
Series 2016A-2
07/01/42	2.000%	2,000,000	2,050,000
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	1,500,000	1,620,825
07/01/22	5.000%	2,500,000	2,696,125
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,340,785
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	430,000	485,354
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	4,976,208
Unrefunded Revenue Bonds
Quinnipiac University
Series 2008 (NPFGC)
07/01/28	5.000%	1,105,000	1,186,405
Total			21,855,727
HOSPITAL 15.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,698,802
Hartford Healthcare
Series 2014E
07/01/34	5.000%	2,360,000	2,787,184
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,810,325
Hospital for Special Care
Series 2007C (AGM)
07/01/17	5.250%	500,000	520,400
07/01/20	5.250%	1,235,000	1,285,388

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/27	5.250%	$750,000	$778,972
Lawrence & Memorial Hospital
Series 2011S
07/01/31	5.000%	2,000,000	2,255,880
Middlesex Hospital
Series 2011N
07/01/20	5.000%	1,365,000	1,565,969
07/01/21	5.000%	1,000,000	1,177,950
Trinity Health Corp.
Series 2016
12/01/32	5.000%	2,000,000	2,502,980
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	1,939,714
07/01/20	5.000%	1,630,000	1,839,862
Yale-New Haven Health
Series 2014A
07/01/31	5.000%	2,500,000	3,084,025
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	364,284
Total			25,611,735
INVESTOR OWNED 3.5%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,642,350
JOINT POWER AUTHORITY 0.7%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,174,200
LOCAL GENERAL OBLIGATION 21.4%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/31	5.000%	1,350,000	1,609,348
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/21	5.500%	1,125,000	1,344,206
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,556,902
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,335,283
Series 2013A
04/01/26	5.000%	1,810,000	2,097,301

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Middletown Unlimited General Obligation Bonds Series 2015
04/01/26	5.000%	$2,000,000	$2,611,280
City of Milford Unlimited General Obligation Refunding Bonds Series 2016
11/01/26	4.000%	780,000	931,195
City of New Britain Unlimited General Obligation Refunding Bonds Series 2016A (BAM)
03/01/25	5.000%	500,000	623,575
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/27	5.000%	1,200,000	1,503,840
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	3,800,000	4,154,198
Series 2015B (BAM)
08/15/27	5.000%	750,000	924,855
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,181,351
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/31	5.000%	500,000	608,335
08/01/32	5.000%	500,000	606,075
Town of Brookfield Unlimited General Obligation Refunding Bonds Series 2014
08/01/25	5.000%	325,000	424,099
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,146,250
01/01/22	5.000%	500,000	607,360
Town of Griswold Unlimited General Obligation Refunding Bonds Series 2016
09/15/28	4.000%	1,110,000	1,309,145
Town of Guilford Unlimited General Obligation Refunding Bonds Series 2016A
08/15/29	4.000%	450,000	531,419
Town of Hamden Unlimited General Obligation Bonds Series 2014A (BAM)
08/15/23	5.000%	320,000	384,365
Town of North Haven
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2007
07/15/24	4.750%	$1,150,000	$1,432,256
07/15/25	4.750%	1,150,000	1,449,886
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,501,919
Town of Seymour Unlimited General Obligation Refunding Bonds Series 2016B
03/01/24	4.000%	490,000	581,292
Town of Stratford Unlimited General Obligation Refunding Bonds Series 2014
12/15/32	5.000%	600,000	728,076
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	632,690
09/15/21	4.000%	600,000	657,654
Total			34,474,155
MULTI-FAMILY 1.3%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,045,381
06/01/23	5.000%	1,085,000	1,094,743
Total			2,140,124
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	376,932
PREP SCHOOL 3.4%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,375,190
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,208,842
Total			5,584,032
REFUNDED / ESCROWED 4.1%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/23	5.250%	1,325,000	1,590,145
04/01/24	5.250%	1,325,000	1,590,146
Connecticut State Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 08/15/17 Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/21	5.400%	$500,000	$524,720
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007 Escrowed to Maturity
08/15/17	5.200%	165,000	168,546
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/17 Revenue Bonds
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	1,000,000	1,041,440
Prerefunded 07/01/18 Revenue Bonds
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	500,000	540,690
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	895,000	1,103,920
Total			6,559,607
RETIREMENT COMMUNITIES 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds Church Home of Hartford, Inc. Series 2016 (b)
09/01/46	5.000%	1,000,000	1,107,560
SINGLE FAMILY 2.3%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/45	4.000%	1,000,000	1,092,960
Subordinated Revenue Bonds
Series 2008B-1
11/15/23	4.750%	2,500,000	2,572,100
Total			3,665,060
SPECIAL NON PROPERTY TAX 10.8%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/19	4.500%	3,765,000	4,230,316
Series 2013A
10/01/26	5.000%	2,845,000	3,545,382
Series 2014A
09/01/25	5.000%	2,500,000	3,146,075
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1
02/01/19	5.000%	3,450,000	3,817,494

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	$550,000	$600,056
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (a)
10/01/25	5.000%	2,020,000	2,035,897
Total			17,375,220
SPECIAL PROPERTY TAX 1.6%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,274,000	2,561,684
STATE APPROPRIATED 2.9%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/23	5.000%	2,000,000	2,211,220
Series 2015A
02/15/29	5.000%	2,000,000	2,458,060
Total			4,669,280
STATE GENERAL OBLIGATION 5.3%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/19	5.000%	1,840,000	2,054,011
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/22	5.000%	5,415,000	5,808,508
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	692,886
Total			8,555,405
WATER & SEWER 9.0%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/31	5.000%	1,000,000	1,225,220
Series 2016A
11/15/28	4.000%	150,000	177,765
11/15/29	4.000%	500,000	585,760
11/15/30	4.000%	400,000	465,592
11/15/31	4.000%	100,000	115,601
11/15/32	4.000%	440,000	506,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Metropolitan District (The) Revenue Bonds Clean Water Project Series 2014A
11/01/27	5.000%	$1,000,000	$1,254,890
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,687,374
08/01/23	5.250%	500,000	628,695
27th Series 2012
08/01/29	5.000%	2,945,000	3,567,514
29th Series 2014
08/01/25	5.000%	500,000	621,255
32nd Series 2016B
08/01/35	4.000%	2,500,000	2,823,050
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	801,322
Total			14,460,936
Total Municipal Bonds (Cost: $145,740,592)			$157,440,225

	Shares	Value

Money Market Funds 0.4%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.220% (c)	600,555	$600,555
Total Money Market Funds (Cost: $600,555)		$600,555
Total Investments (Cost: $146,341,147) (d)		$158,040,780(e)
Other Assets & Liabilities, Net		3,026,936
Net Assets		$161,067,716

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $4,116,805 or 2.56% of net assets.

(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $1,107,560 or 0.69% of net assets.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(d)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $146,341,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,700,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,700,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	157,440,225	—	157,440,225
Money Market Funds	600,555	—	—	600,555
Total Investments	600,555	157,440,225	—	158,040,780

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%
ALABAMA 0.5%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	$10,000,000	$11,176,300
ALASKA 0.9%
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003B
01/01/21	5.000%	19,460,000	22,318,479
ARIZONA 0.6%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/26	5.000%	1,250,000	1,473,175
02/15/36	5.000%	2,200,000	2,469,566
Maricopa County Industrial Development Authority Revenue Bonds Dignity Health Series 2007A
07/01/18	5.000%	3,500,000	3,634,785
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,104,370
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,462,050
Total			14,143,946
ARKANSAS 0.5%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/29	5.000%	4,695,000	5,675,504
12/01/31	5.000%	5,185,000	6,224,178
Total			11,899,682
CALIFORNIA 16.7%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/28	5.000%	1,000,000	1,258,140
04/01/29	5.000%	1,650,000	2,063,144
04/01/30	5.000%	1,700,000	2,113,338
California Health Facilities Financing Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
El Camino Hospital
Series 2015A
02/01/29	5.000%	$1,485,000	$1,811,091
Revenue Bonds
St. Joseph Health System
Series 2009B
07/01/18	5.000%	10,445,000	11,300,968
Sutter Health Obligation Group
Series 2016A
11/15/33	5.000%	5,000,000	6,232,750
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,235,890
California School Finance Authority Refunding Revenue Bonds Aspire Public Schools Series 2016 (a)
08/01/36	5.000%	2,085,000	2,415,514
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections & Rehabilitation
Series 2006F (NPFGC)
11/01/18	5.250%	4,000,000	4,409,360
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	6,687,211
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,084,864
Series 2012A
04/01/28	5.000%	10,000,000	11,948,700
Series 2013I
11/01/28	5.250%	9,225,000	11,570,456
11/01/29	5.000%	5,000,000	6,148,500
11/01/31	5.500%	2,930,000	3,693,734
Various Correctional Facilities
Series 2014A
09/01/31	5.000%	15,250,000	18,791,812
California State University
Prerefunded 05/01/18 Revenue Bonds
Systemwide
Series 2008A (AGM)
11/01/22	5.000%	4,605,000	4,962,762
Unrefunded Revenue Bonds
Systemwide
Series 2008A (AGM)
11/01/22	5.000%	395,000	424,724
California Statewide Communities Development Authority Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM)
10/01/34	5.000%	5,000,000	5,943,000
City of Tulare Sewer

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/30	5.000%	$1,910,000	$2,379,077
11/15/31	5.000%	1,000,000	1,238,910
11/15/32	5.000%	1,610,000	1,983,971
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	2,690,000	2,928,549
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	6,225,000	6,953,263
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/24	5.000%	1,000,000	1,082,060
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015
10/01/35	5.000%	1,665,000	1,887,627
Foothill-Eastern Transportation Corridor Agency Subordinated Refunding Revenue Bonds Series 2014B-3
01/15/53	5.500%	9,000,000	10,772,100
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A
06/01/33	5.000%	5,250,000	6,462,698
Hartnell Community College District Unlimited General Obligation Refunding Bonds Capital Appreciation Serial Bonds Series 2015A (b)
08/01/35	0.000%	2,650,000	1,336,978
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/29	5.000%	5,000,000	5,980,600
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015
10/01/33	5.000%	4,000,000	4,966,840
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/24	0.000%	5,000,000	4,272,100
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,752,536
Municipal Improvement Corp. of Los Angeles

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Refunding Revenue Bonds
Real Property
Series 2016B
11/01/26	5.000%	$2,700,000	$3,556,521
11/01/27	5.000%	3,300,000	4,275,777
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,496,215
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,714,750
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (b)
09/01/31	0.000%	28,000,000	18,681,320
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,633,900
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/25	0.000%	22,405,000	19,672,934
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	12,000,000	14,635,800
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (b)
09/01/20	0.000%	9,310,000	8,917,211
Simi Valley Unified School District Unlimited General Obligation Refunding Bonds Series 2017 (c)
08/01/25	5.000%	2,400,000	2,958,504
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	3,024,500
Windy Point/Windy Flats Project
Series 2010-1
07/01/28	5.000%	10,000,000	11,547,300
07/01/30	5.000%	15,875,000	18,215,610
State of California Department of Water Resources Power Supply

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Prerefunded 05/01/18 Revenue Bonds
Series 2008H
05/01/21	5.000%	$3,575,000	$3,854,065
Unrefunded Revenue Bonds
Series 2008H
05/01/21	5.000%	1,425,000	1,532,231
State of California
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,083,000
07/01/21	5.250%	635,000	720,007
07/01/21	5.250%	365,000	413,863
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	5,411,550
Series 2015
03/01/33	5.000%	5,000,000	6,173,850
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,121,090
10/01/22	5.250%	25,000,000	28,587,750
Series 2010
03/01/25	5.000%	1,000,000	1,142,940
Series 2011
10/01/19	5.000%	12,000,000	13,628,040
09/01/31	5.000%	10,000,000	11,881,300
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2016
09/01/32	4.000%	9,900,000	11,465,487
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/31	5.000%	1,000,000	1,208,440
09/01/33	5.000%	1,250,000	1,495,900
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC) (b)
08/01/20	0.000%	7,285,000	6,853,291
Total			408,996,413
COLORADO 2.4%
Board of Governors of Colorado State University System Refunding Revenue Bonds Series 2013A
03/01/31	5.000%	4,560,000	6,025,174
City & County of Denver Airport System Revenue Bonds Series 2012B
11/15/32	5.000%	10,000,000	11,981,600
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	4,000,000	4,578,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Series 2015
12/01/26	5.000%	$1,860,000	$2,225,974
12/01/28	5.000%	1,000,000	1,183,270
12/01/30	5.000%	1,400,000	1,646,834
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/27	5.000%	2,855,000	3,382,376
NCMC, Inc. Project
Series 2016
05/15/27	5.000%	1,440,000	1,822,334
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	130,000	130,459
Colorado Health Facilities Authority (c)
Revenue Bonds
Adventist Health Systems/Sunbelt
Series 2016
11/15/36	5.000%	3,025,000	3,884,826
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (b)
09/01/18	0.000%	1,500,000	1,457,520
North Range Metropolitan District No. 1 Prerefunded 12/15/16 Limited General Obligation Bonds Series 2007 (ACA)
12/15/17	5.000%	350,000	355,883
Park Creek Metropolitan District Refunding Tax Allocation Bonds Limited Property Tax Series 2015
12/01/32	5.000%	1,500,000	1,791,255
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/25	5.000%	10,000,000	11,424,100
Series 2015
06/01/27	5.000%	2,925,000	3,654,817
University of Colorado Hospital Authority Revenue Bonds Series 2012A
11/15/27	5.000%	3,750,000	4,515,487
Total			60,060,229
CONNECTICUT 0.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,615,000	1,822,479

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Connecticut State Health & Educational Facility Authority Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	$850,000	$959,421
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	5,626,000	6,337,745
Total			9,119,645
DISTRICT OF COLUMBIA 1.8%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,094,240
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/30	5.000%	3,000,000	3,751,710
Friendship Public Charter School
Series 2016
06/01/36	5.000%	2,900,000	3,342,801
Metropolitan Washington Airports Authority Dulles Toll Road (b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	16,898,341
10/01/25	0.000%	7,500,000	5,805,075
10/01/26	0.000%	5,000,000	3,746,500
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C
10/01/25	5.250%	8,920,000	9,748,133
Total			44,386,800
FLORIDA 6.9%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	0.000%	1,835,000	917,482
Central Florida Expressway Authority Refunding Revenue Bonds Series 2016A
07/01/31	4.000%	12,000,000	13,777,440
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1
06/01/21	5.000%	16,965,000	20,046,353

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	$1,000,000	$1,141,830
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008
01/01/19	5.875%	1,160,000	1,251,153
City of Tallahassee Utility System
Refunding Revenue Bonds
Series 2001 (NPFGC)
10/01/17	5.500%	1,900,000	2,010,295
10/01/18	5.500%	1,000,000	1,105,000
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/32	5.000%	6,500,000	7,881,380
Revenue Bonds
Miami International Airport
Series 2010A
10/01/25	5.500%	6,000,000	7,078,980
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/29	5.000%	500,000	596,750
10/01/31	5.000%	600,000	710,718
10/01/33	5.000%	1,215,000	1,430,359
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	24,200,600
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (a)
06/15/34	5.875%	1,665,000	1,770,494
Florida Municipal Power Agency Refunding Revenue Bonds Series 2016A
10/01/30	5.000%	2,750,000	3,459,720
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/31	5.000%	1,600,000	1,920,128
10/01/32	5.000%	2,300,000	2,743,164
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,624,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	$7,650,000	$7,892,581
Lee County School Board Refunding Certificate of Participation Series 2014A
08/01/28	5.000%	2,000,000	2,451,620
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015A
10/01/30	5.000%	2,150,000	2,590,019
Orange County Health Facilities Authority Refunding Revenue Bonds Orlando Health, Inc. Series 2016A
10/01/35	5.000%	3,000,000	3,663,840
Orange County School Board
Certificate of Participation
Series 2012B
08/01/26	5.000%	6,500,000	7,853,755
Refunding Certificate of Participation
Series 2016C
08/01/33	5.000%	8,400,000	10,324,020
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/26	5.000%	4,620,000	5,780,128
08/01/27	5.000%	2,500,000	3,108,100
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village On The Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,183,160
School Board of Miami-Dade County (The) Refunding Certificate of Participation Series 2015A
05/01/30	5.000%	2,500,000	3,033,925
School District of Broward County Refunding Certificate of Participation Series 2012A
07/01/25	5.000%	5,280,000	6,272,429
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (a)(e)
10/01/22	5.750%	9,530,000	9,988,393
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-1 (a)
03/01/30	5.000%	2,925,000	3,334,237

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (d)
11/01/10	5.500%	$145,000	$101,491
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.500%	1,500,000	1,726,755
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/20	5.750%	910,000	990,353
Volusia County Educational Facility Authority Revenue Bonds Series 2015B
10/15/30	5.000%	1,510,000	1,805,114
Total			168,766,326
GEORGIA 1.6%
City of Atlanta Department of Aviation Subordinated Refunding Revenue Bonds Generall Lien Series 2014
01/01/32	5.000%	2,000,000	2,411,920
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/30	5.000%	2,500,000	3,110,925
Revenue Bonds
Series 1999A (NPFGC)
11/01/18	5.500%	15,305,000	16,986,101
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,811,300
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015
06/01/32	5.000%	3,630,000	4,383,951
Georgia State Road & Tollway Authority (a)(b)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/24	0.000%	625,000	412,231
06/01/34	0.000%	3,750,000	1,289,813
State of Georgia Unlimited General Obligation Bonds Series 2012A
07/01/31	4.000%	5,000,000	5,648,250
Total			40,054,491

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII 0.6%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/20	5.000%	$870,000	$918,068
07/01/23	5.750%	1,015,000	1,133,785
07/01/27	6.250%	1,400,000	1,580,656
State of Hawaii
Prerefunded 05/01/18 Unlimited General Obligation Bonds
Series 2008DK
05/01/22	5.000%	10,540,000	11,356,955
05/01/22	5.000%	210,000	226,277
Total			15,215,741
IDAHO 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/24	7.000%	2,980,000	3,374,492
Series 2014B-1
10/01/22	6.500%	2,000,000	2,003,460
Total			5,377,952
ILLINOIS 8.2%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/29	5.000%	6,150,000	7,309,275
Series 2016B
01/01/35	4.000%	3,500,000	3,851,750
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	10,194,000
General Senior Lien
Series 2013B
01/01/28	5.250%	11,180,000	13,509,241
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,997,433
01/01/29	5.000%	2,500,000	2,884,925
01/01/30	5.000%	3,000,000	3,450,270
Chicago Park District Unlimited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/29	5.000%	2,500,000	2,887,975
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/29	5.250%	7,485,000	8,412,242
12/01/30	5.250%	1,925,000	2,172,574

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2016
11/01/27	5.000%	$1,250,000	$1,525,188
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/18	5.250%	7,540,000	7,805,257
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	2,070,000	2,117,403
Unlimited General Obligation Bonds
Series 2002B
01/01/27	5.125%	3,155,000	3,298,616
Series 2015A
01/01/23	5.000%	5,000,000	5,269,000
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/30	5.250%	3,000,000	3,132,840
01/01/32	5.250%	3,845,000	4,005,413
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/18	5.375%	2,000,000	2,194,580
Rush University Medical Center
Series 2015A
11/15/32	5.000%	10,000,000	12,120,600
Illinois Municipal Electric Agency Refunding Revenue Bonds Series 2015A
02/01/30	5.000%	12,000,000	14,632,800
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/32	5.000%	9,600,000	11,615,040
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/31	4.000%	12,000,000	13,513,320
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/32	5.000%	1,800,000	2,095,128
01/01/33	5.000%	2,000,000	2,320,600
Kendall & Kane Counties Community Unit School District No. 115 Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC) (b)
01/01/17	0.000%	3,050,000	3,035,269
Railsplitter Tobacco Settlement Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2010
06/01/19	5.000%	$5,000,000	$5,550,400
06/01/21	5.250%	12,000,000	14,178,600
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	15,100,000	17,281,044
Series 2014
02/01/25	5.000%	6,000,000	6,788,100
02/01/31	5.250%	4,965,000	5,523,761
State of Illinois (b)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	5,399,339
Total			201,071,983
INDIANA 0.5%
City of Indianapolis Thermal Energy System Refunding Revenue Bonds 1st Lien Series 2014A
10/01/32	5.000%	1,400,000	1,697,528
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/25	5.250%	1,750,000	2,088,135
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/23	5.250%	7,035,000	8,417,589
Total			12,203,252
IOWA 0.1%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	741,760
Iowa Finance Authority Prerefunded 08/01/18 Revenue Bonds Iowa State Revolving Fund Series 2008
08/01/20	5.250%	500,000	546,545
Total			1,288,305
KANSAS 0.8%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	6,067,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
State of Kansas Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	$11,775,000	$12,705,578
Total			18,773,078
KENTUCKY 1.4%
Kentucky Economic Development Finance Authority Revenue Bonds Senior-Next Generation Information Series 2015
07/01/32	5.000%	1,500,000	1,768,815
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/29	5.000%	4,000,000	4,813,240
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,321,425
05/15/22	5.000%	7,825,000	8,743,812
Louisville/Jefferson County Metropolitan Government Refunding Revenue Bonds Norton Healthcare, Inc. Series 2016 (c)
10/01/29	5.000%	8,000,000	9,878,080
Total			33,525,372
LOUISIANA 1.0%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,924,319
Louisiana Public Facilities Authority Refunding Revenue Bonds Ochsner Clinic Foundation Series 2016
05/15/30	5.000%	1,000,000	1,226,680
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015 (AGM)
06/01/22	5.000%	2,000,000	2,411,560
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,680,738

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	$9,245,000	$10,284,878
Total			23,528,175
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015
07/01/28	5.000%	1,300,000	1,567,098
MASSACHUSETTS 5.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,141,290
Series 2016E
04/01/33	4.000%	10,000,000	11,363,100
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,295,750
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	1,860,839
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	7,500,000	7,630,800
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	2,815,778
Massachusetts Bay Transportation Authority (b)(c)
Refunding Revenue Bonds
Series 2016A
07/01/31	0.000%	10,000,000	6,861,700
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,060,306
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	2,894,600
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2016I
07/01/27	5.000%	6,000,000	7,572,540
Lahey Clinic Obligation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2015F
08/15/31	5.000%	$2,490,000	$3,049,802
08/15/32	5.000%	4,120,000	5,012,392
08/15/33	5.000%	4,845,000	5,876,791
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	300,000	310,617
Dana-Farber Cancer Institute
Series 2016
12/01/34	5.000%	1,000,000	1,235,740
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Caregroup, Inc.
Series 2008E-2
07/01/20	5.375%	9,720,000	10,607,630
07/01/22	5.375%	13,345,000	14,563,666
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	542,080
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,405,051
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,106,740
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	8,852,240
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,743,420
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	14,145,618
Massachusetts Water Resources Authority Refunding Revenue Bonds Green Bonds Series 2016C
08/01/36	4.000%	2,000,000	2,275,500
Total			129,223,990
MICHIGAN 1.2%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	2,344,220
07/01/27	5.250%	1,500,000	1,747,740
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Series 2015
05/15/29	5.000%	$1,800,000	$2,200,176
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	800,000	934,776
Series 2014H-1
10/01/26	5.000%	3,300,000	4,019,961
Revenue Bonds
Local Government Loan Program - Detroit
Series 2015
07/01/33	5.000%	2,000,000	2,366,000
Senior Lien-Detroit Water & Sewer
Series 2014C-3 (AGM)
07/01/32	5.000%	1,000,000	1,188,930
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/32	5.000%	4,000,000	4,745,000
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,026,200
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	5,346,536
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,185,680
11/15/28	5.000%	1,000,000	1,183,430
11/15/29	5.000%	1,205,000	1,421,984
Total			30,710,633
MINNESOTA 0.8%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A Escrowed to Maturity
11/15/18	6.000%	795,000	852,264
City of St. Cloud Refunding Revenue Bonds Centracare Health Series 2016A
05/01/27	5.000%	1,785,000	2,266,486
City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	820,582
County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A (a)
08/01/22	5.000%	750,000	812,993

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/30	5.750%	$1,075,000	$1,131,996
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/28	5.250%	1,500,000	1,703,010
HealthPartners Obligation Group
Series 2015
07/01/28	5.000%	6,400,000	7,917,504
Sartell-St. Stephen Independent School District No. 748 (b)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement)
02/01/30	0.000%	2,065,000	1,434,081
02/01/31	0.000%	2,190,000	1,454,138
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	565,135
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/34	5.000%	1,000,000	1,074,670
Total			20,032,859
MISSISSIPPI 0.2%
State of Mississippi Revenue Bonds Series 2015E
10/15/29	5.000%	3,500,000	4,299,365
MISSOURI 1.8%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,196,100
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/28	5.000%	6,210,000	7,670,840
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/26	5.000%	1,225,000	1,438,346
02/01/29	5.000%	5,975,000	6,885,470
Washington University
Series 2008A Escrowed to Maturity
03/15/18	5.250%	1,000,000	1,075,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Prairie State Project Series 2015A
12/01/29	5.000%	$2,000,000	$2,455,340
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	7,973,329
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	590,000	631,548
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/26	6.250%	7,000,000	7,532,630
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/25	5.000%	1,680,000	1,882,037
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/23	5.000%	690,000	805,699
Total			43,546,439
NEBRASKA 0.7%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	832,110
Nebraska Public Power District Prerefunded 01/01/18 Revenue Bonds General Series 2008B
01/01/20	5.000%	570,000	605,882
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015
01/01/27	5.000%	11,865,000	14,673,445
University of Nebraska Prerefunded 01/01/19 Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	773,059
Total			16,884,496

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.7%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	$3,250,000	$3,725,962
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (a)
06/15/20	6.500%	3,400,000	3,610,426
Clark County School District Limited General Obligation Bonds Series 2015D
06/15/30	4.000%	9,360,000	10,669,745
County of Clark Department of Aviation Subordinated Revenue Bonds System Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	9,138,648
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,176,153
County of Washoe Refunding Revenue Bonds Sierra Pacific Power Series 2016B
03/01/36	3.000%	3,000,000	3,255,210
Total			42,576,144
NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,378,350
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,269,189
Total			16,647,539
NEW JERSEY 1.5%
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	1,006,252
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC)
03/01/20	5.000%	1,205,000	1,376,484

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	$2,000,000	$2,521,120
Manalapan-Englishtown Regional Board of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
12/01/20	5.750%	1,325,000	1,577,876
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	670,000	632,828
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,099,350
School Facilities-Construction
Series 2009AA
12/15/20	5.250%	1,000,000	1,081,600
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/21	5.000%	1,000,000	1,104,380
New Jersey Economic Development Authority (b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	1,136,503
New Jersey Educational Facilities Authority Prerefunded 07/01/18 Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	813,428
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/25	5.000%	645,000	679,004
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	85,000	88,085
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,199,200
Series 2006A
12/15/20	5.250%	1,000,000	1,121,510
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,520,338
12/15/22	5.250%	4,000,000	4,728,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2010D
12/15/23	5.250%	$5,800,000	$6,792,554
New Jersey Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,098,660
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	662,790
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2009A
06/15/17	5.000%	1,000,000	1,035,250
Total			36,275,732
NEW MEXICO 0.1%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,806,610
NEW YORK 11.6%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A Escrowed to Maturity
11/15/16	5.250%	1,750,000	1,774,412
11/15/17	5.250%	1,250,000	1,325,075
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/24	5.000%	700,000	857,451
07/01/25	5.000%	1,000,000	1,238,040
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008B-1
09/01/22	5.250%	7,200,000	7,897,104
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	5,900,000	6,251,699
County of Nassau Limited General Obligation Bonds Series 2014A
04/01/27	5.000%	12,025,000	14,790,269
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/32	5.000%	7,500,000	9,212,475
07/01/33	5.000%	4,200,000	5,138,196

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Long Island Power Authority Revenue Bonds Series 2012B
09/01/26	5.000%	$5,000,000	$5,981,400
Metropolitan Transportation Authority
Prerefunded 11/15/17 Revenue Bonds
Transportation
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,288,050
11/15/21	5.000%	3,000,000	3,172,830
Prerefunded 11/15/18 Revenue Bonds
Series 2009A
11/15/26	5.300%	710,000	786,226
Revenue Bonds
Series 2004A (NPFGC)
11/15/17	5.250%	4,000,000	4,243,600
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	6,782,029
07/01/20	5.000%	9,390,000	10,702,628
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds Future Tax Series 2016E-1
02/01/32	5.000%	13,000,000	16,322,410
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	10,884,422
Subordinated Series 2009A-1
05/01/27	5.000%	10,430,000	11,659,906
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,750,000	5,345,270
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,635,897
07/01/27	5.500%	10,675,000	12,134,486
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	3,923,220
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/31	5.000%	9,750,000	11,947,845
Revenue Bonds
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,492,420
St. John’s University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2007C (NPFGC)
07/01/23	5.250%	$3,245,000	$4,084,806
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/17	5.500%	10,000,000	10,399,000
05/15/22	5.500%	6,730,000	8,403,145
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/21	5.500%	6,345,000	7,706,193
New York State Thruway Authority
Prerefunded 10/01/17 Revenue Bonds
General
2nd Series 2007B
04/01/19	5.000%	5,000,000	5,257,750
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	12,716,512
Series 2012I
01/01/24	5.000%	8,500,000	10,315,090
Junior Lien
Series 2016A
01/01/33	5.000%	1,000,000	1,228,490
Series 2007H (NPFGC)
01/01/23	5.000%	1,500,000	1,593,105
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,340,680
01/01/20	5.000%	10,460,000	11,343,556
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	20,000,000	23,416,800
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,096,100
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	3,000,000	3,021,930
Total			285,710,517
NORTH CAROLINA 2.3%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,163,050
10/01/27	5.250%	3,700,000	3,901,095

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Cape Fear Public Utility Authority Prerefunded 04/01/18 Revenue Bonds Series 2008
08/01/20	5.000%	$800,000	$870,320
City of Charlotte Water & Sewer System Revenue Bonds Series 2008
07/01/26	5.000%	1,250,000	1,352,325
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	5,774,231
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	21,105,000	23,318,493
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,295,000	1,298,613
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2015A
01/01/31	5.000%	2,000,000	2,501,200
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	10,000,000	12,905,400
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/31	4.000%	500,000	571,140
06/01/32	4.000%	500,000	567,850
Total			56,223,717
OHIO 1.6%
American Municipal Power, Inc.
Prerefunded 02/15/18 Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	3,820,000	4,093,894
02/15/22	5.250%	4,530,000	4,854,801
Refunding Revenue Bonds
Series 2015A
02/15/32	5.250%	12,000,000	14,293,800
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,387,680
Unrefunded Revenue Bonds
Prairie State Energy
Series 2008
02/15/20	5.250%	240,000	256,769
02/15/22	5.250%	580,000	620,525

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Columbus City School District Unlimited General Obligation Refunding Bonds School Facilities Construction & Improvement Series 2016 (c)
12/01/31	5.000%	$3,000,000	$3,764,370
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/01/19	5.250%	2,250,000	2,582,820
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/21	5.500%	2,000,000	2,397,400
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,353,112
Total			39,605,171
OKLAHOMA —%
Chickasaw Nation Revenue Bonds Health System Series 2007 (a)(e)
12/01/17	5.375%	970,000	996,229
OREGON 0.3%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/34	5.125%	1,000,000	1,116,840
Oregon Health & Science University Refunding Revenue Bonds Series 2016B
07/01/34	5.000%	3,500,000	4,383,400
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,120,810
Total			6,621,050
PENNSYLVANIA 3.7%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,272,145
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds 3rd Series 2004 (AGM)
07/01/18	5.375%	12,000,000	13,069,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC) (b)
12/01/18	0.000%	$1,000,000	$957,950
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/27	5.000%	2,500,000	3,003,500
01/01/28	5.000%	2,090,000	2,496,839
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,099,736
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,089,160
Series 2002
07/01/17	5.750%	2,000,000	2,091,900
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/21	0.000%	2,210,000	2,084,339
Lancaster County Solid Waste Management Authority Revenue Bonds Series 2013A
12/15/29	5.250%	3,000,000	3,553,380
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,787,876
08/15/21	5.125%	3,715,000	4,053,065
08/15/22	5.250%	1,965,000	2,148,806
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/26	5.000%	1,500,000	1,875,165
08/15/27	5.000%	1,745,000	2,165,632
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2015B
12/01/30	5.000%	525,000	646,973
Series 2016A-1
12/01/35	5.000%	3,400,000	4,100,978
12/01/36	5.000%	3,250,000	3,901,300
Subordinated Revenue Bonds
Series 2011A
12/01/31	5.625%	8,150,000	9,537,212
Pennsylvania Turnpike Commission (f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Subordinated Series 2010B-2
12/01/24	5.350%	$20,000,000	$23,835,000
Total			91,770,156
RHODE ISLAND 1.1%
City of Cranston
Prerefunded 07/01/18 Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	971,091
07/01/27	4.750%	945,000	1,019,645
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	623,811
09/01/26	5.000%	310,000	341,446
09/01/27	5.000%	690,000	759,994
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,258,400
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/24	5.750%	345,000	345,293
Providence Place Mall
Senior Series 2000 (AGM)
07/01/20	6.125%	785,000	787,237
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,663,080
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/17 Revenue Bonds
Public Schools Financing Project
Series 2007 (AMBAC)
05/15/19	4.250%	235,000	241,824
Refunding Revenue Bonds
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,338,310
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,692,452
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,048,390
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/18	5.500%	1,420,000	1,523,220
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	454,332
05/15/30	6.250%	500,000	568,580
New England Institute of Technology

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Series 2010
03/01/24	5.000%	$1,145,000	$1,288,709
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,102,820
Unrefunded Revenue Bonds
Public Schools Financing Project
Series 2007 (AMBAC)
05/15/19	4.250%	15,000	15,127
Rhode Island Health & Educational Building Corp. (c)
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016
05/15/27	5.000%	2,500,000	3,038,025
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	929,259
Rhode Island Turnpike & Bridge Authorit Refunding Revenue Bonds Series 2016A
10/01/33	5.000%	1,300,000	1,581,398
Rhode Island Turnpike & Bridge Authority Refunding Revenue Bonds Series 2016A
10/01/34	4.000%	525,000	588,919
Total			27,181,362
SOUTH CAROLINA 2.5%
Beaufort-Jasper Water & Sewer Authority Refunding Revenue Bonds Series 2016B (c)
03/01/25	5.000%	1,000,000	1,248,930
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/31	5.000%	3,250,000	3,927,982
11/01/32	5.000%	4,900,000	5,901,707
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,731,100
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,555,100
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/28	5.000%	3,500,000	3,778,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	$590,000	$664,281
South Carolina Jobs-Economic Development Authority (a)
Revenue Bonds
Series 2015A
08/15/25	4.500%	410,000	427,118
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/26	5.000%	7,000,000	8,794,450
Series 2016A
12/01/30	5.000%	4,000,000	4,985,880
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2016A
10/01/31	4.000%	17,525,000	19,728,418
Total			60,743,216
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/26	5.000%	1,000,000	1,252,610
11/01/27	5.000%	530,000	657,900
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,404,950
09/01/20	5.000%	1,250,000	1,448,175
09/01/21	5.000%	1,000,000	1,158,830
Total			5,922,465
TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/29	5.000%	1,000,000	1,206,480
10/01/30	5.000%	500,000	600,965
Total			1,807,445
TEXAS 10.1%
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/31	5.750%	15,230,000	18,425,102
Refunding Revenue Bonds
Series 2016
01/01/35	5.000%	1,650,000	1,982,062
01/01/36	5.000%	1,625,000	1,944,524
Revenue Bonds
Senior Lien
Series 2010
01/01/20	5.750%	1,250,000	1,447,887

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2010 Escrowed to Maturity
01/01/19	5.750%	$565,000	$632,681
Series 2015A
01/01/30	5.000%	1,450,000	1,768,072
Unrefunded Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	185,000	206,543
Central Texas Regional Mobility Authority (c)
Refunding Subordinated Revenue Bonds
Series 2016
01/01/28	5.000%	1,000,000	1,225,980
01/01/29	5.000%	1,680,000	2,042,225
01/01/30	5.000%	2,045,000	2,472,548
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/32	5.000%	6,000,000	7,091,640
08/15/34	5.000%	5,100,000	5,991,378
City of Austin Subordinated Refunding Revenue Bonds Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,187,439
City of Houston Airport System Subordinated Refunding Revenue Bonds Lien Series 2012B
07/01/28	5.000%	7,000,000	8,283,170
City of Houston Combined Utility System Refunding Revenue Bonds 1st Lien Series 2016B
11/15/32	5.000%	10,000,000	12,629,600
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/27	5.000%	1,215,000	1,491,376
09/01/29	5.000%	1,500,000	1,819,950
Convention & Entertainment Facilities
Series 2014
09/01/30	5.000%	1,000,000	1,207,250
City of Houston (b)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,978,160
City of Lubbock
Limited General Obligation Notes
CTFS Obligation
Series 2016
02/15/33	4.000%	1,000,000	1,131,190
02/15/34	4.000%	1,000,000	1,126,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership Series 2015
08/15/35	5.500%	$11,500,000	$12,733,720
Conroe Independent School District Prerefunded 02/15/18 Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	1,135,000	1,216,516
County of Harris Unlimited General Obligation Refunding Bonds Road Series 2015A
10/01/26	5.000%	10,000,000	12,899,400
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	832,800
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B
11/01/28	5.000%	21,380,000	24,791,607
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (b)
02/15/22	0.000%	2,000,000	1,869,080
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	12,632,640
Harris County-Houston Sports Authority Refunding Revenue Bonds 2nd Lien Series 2014C
11/15/32	5.000%	500,000	591,450
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	535,000	675,716
Unrefunded Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	465,000	564,226
Lewisville Independent School District Prerefunded 02/15/19 Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,108,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Series 2011
05/15/27	5.000%	$11,195,000	$13,001,201
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/36	4.000%	1,250,000	1,337,713
NCCD-College Station Properties LLC
Series 2015
07/01/35	5.000%	4,000,000	4,538,280
Series 2015A
07/01/30	5.000%	7,800,000	9,013,056
North Harris County Regional Water Authority Prerefunded 12/15/18 Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	4,894,778
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	12,280,000	13,217,578
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/32	5.000%	16,800,000	20,283,312
Series 2016A
01/01/27	5.000%	2,550,000	3,120,486
System-2nd Tier
01/01/31	5.000%	1,365,000	1,633,646
Unrefunded Revenue Bonds
System-1st Tier
Series 2008
01/01/22	6.000%	1,720,000	1,840,882
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,697,233
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	1,115,000	1,219,264
08/15/24	5.750%	1,590,000	1,808,593
Southwest Higher Education Authority, Inc. Prerefunded 10/01/19 Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,134,490

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Spring Independent School District Prerefunded 08/15/18 Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	$750,000	$817,155
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007
05/15/27	5.125%	4,500,000	4,537,260
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,701,220
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,107,480
University of Texas System (The)
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	8,662,147
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,099,760
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	821,310
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,125,520
Total			248,613,746
VERMONT 0.6%
Vermont Educational & Health Buildings Financing Agency Refunding Revenue Bonds University of Vermont Medical Center Series 2016A
12/01/33	5.000%	12,445,000	15,119,182
VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Series 2013B (e)
10/01/24	5.000%	9,565,000	9,690,493

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGIN ISLANDS (CONTINUED)

Virgin Islands Water & Power Authority - Electric System
Refunding Revenue Bonds
Series 2012A (e)
07/01/21	4.000%	$625,000	$609,381
Total			10,299,874

VIRGINIA 0.8%

Augusta County Economic Development Authority
Refunding Revenue Bonds
Augusta Health Care, Inc.
Series 2003
09/01/18	5.250%	1,500,000	1,634,595
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/26	4.250%	1,000,000	1,046,020
Virginia College Building Authority
Prerefunded 09/01/18 Revenue Bonds
Public Higher Education Financing
Series 2009
09/01/24	5.000%	5,000	5,459
09/01/24	5.000%	995,000	1,086,391
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/30	5.000%	1,500,000	1,591,290
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	10,000,000	10,003,905
Virginia Resources Authority
Prerefunded 10/01/19 Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	567,580
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Subordinated Series 2007
10/01/17	5.000%	3,760,000	3,958,152
Total			19,893,392

WASHINGTON 2.0%

Energy Northwest
Refunding Revenue Bonds
Bonneville Power Administration
Series 2016
07/01/27	5.000%	4,900,000	6,355,104
Unrefunded Revenue Bonds
Columbia Generating Station
Series 2007
07/01/22	5.000%	690,000	717,683
King County Public Hospital District No. 4
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)

Series 2015A
12/01/25	5.000%	$2,960,000	$3,064,813
12/01/30	5.750%	2,820,000	2,916,500
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2016 (c)
02/01/27	5.000%	1,000,000	1,271,610
State of Washington
Prerefunded 01/01/18 Unlimited General Obligation Bonds
Series 2008D
01/01/20	5.000%	1,000,000	1,062,210
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/26	5.000%	18,270,000	20,620,801
Unlimited General Obligation Bonds
Series 2015A-1
08/01/30	5.000%	8,720,000	10,906,889
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/30	6.500%	320,000	342,426
07/01/35	6.750%	1,090,000	1,173,450
Total			48,431,486

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	4,807,641

WISCONSIN 1.4%

Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/30	4.050%	1,485,000	1,549,449
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,117,050
05/01/23	5.125%	14,000,000	15,678,180
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/16 Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/23	5.125%	13,065,000	13,091,391
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/31	5.000%	1,000,000	1,194,010
Rogers Memorial Hospital, Inc.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN (CONTINUED)

Series 2014A
07/01/34	5.000%	$2,500,000	$2,882,550
Total			35,512,630

Total Municipal Bonds
(Cost: $2,203,762,222)			$2,406,736,353

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.1%

MARYLAND 0.3%

County of Montgomery
Unlimited General Obligation Bonds
Public Improvement BAN
Series 2011B (f)
06/01/26	0.380%	6,000,000	6,000,000

MICHIGAN 0.1%

University of Michigan
Revenue Bonds
Series 2012D-1 (f)
12/01/24	0.350%	1,600,000	1,600,000

MISSOURI 0.1%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Washington University
Series 2009B (f)
03/01/40	0.380%	3,500,000	3,500,000

NEW YORK 0.6%

City of New York
Unlimited General Obligation Bonds
Series 2013I-4 (f)
04/01/36	0.400%	6,100,000	6,100,000
New York City Transitional Finance Authority
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (f)
02/01/45	0.390%	5,000,000	5,000,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)

NEW YORK (CONTINUED)

New York City Water & Sewer System
Revenue Bonds
2nd General Resolution
Series 2014 (f)
06/15/50	0.350%	$3,000,000	$3,000,000
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Subseries 2015B-2-RE (f)
01/01/32	0.350%	1,300,000	1,300,000
Total			15,400,000

Total Floating Rate Notes
(Cost: $26,500,000)			$26,500,000

Municipal Short Term 0.3%

CALIFORNIA 0.3%
California School Cash Reserve Program Authority
Revenue Notes
Series 2016B
06/30/17	0.600%	2,500,000	2,532,000
County of Kern
Unlimited General Obligation Notes
TRAN Series 2016
05/15/17	0.550%	5,000,000	5,096,950
Total			7,628,950

Total Municipal Short Term (Cost: $7,624,214)			$7,628,950

		Shares	Value

Money Market Funds 0.5%

Dreyfus Tax-Exempt Cash
Management Fund, Institutional
Shares, 0.220% (g)		11,928,959	$11,928,959
Total Money Market Funds (Cost: $11,928,959)			$11,928,959
Total Investments
(Cost: $2,249,815,395) (h)			$2,452,794,262(i)
Other Assets & Liabilities, Net			739,154
Net Assets			$2,453,533,416

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $25,057,448 or 1.02% of net assets.

(b)	Zero coupon bond.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2016, the value of these securities amounted to $1,018,973, which represents 0.04% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $21,284,496 or 0.87% of net assets.

(f)	Variable rate security.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(h)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $2,249,815,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$204,604,000
Unrealized Depreciation	(1,625,000)
Net Unrealized Appreciation	$202,979,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	2,406,736,353	—	2,406,736,353
Floating Rate Notes	—	26,500,000	—	26,500,000
Municipal Short Term	—	7,628,950	—	7,628,950
Money Market Funds	11,928,959	—	—	11,928,959
Total Investments	11,928,959	2,440,865,303	—	2,452,794,262

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.6%
AIRPORT 1.2%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/31	5.000%	$1,900,000	$2,340,705
Revenue Bonds
Series 2015A
07/01/26	5.000%	600,000	768,420
07/01/27	5.000%	300,000	380,784
Total			3,489,909
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/17	5.000%	190,000	194,427
11/01/27	5.125%	1,500,000	1,517,655
Total			1,712,082
CHARTER SCHOOLS 1.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
International Charter School
Series 2015
04/15/25	5.000%	500,000	591,700
04/15/33	5.000%	1,335,000	1,530,578
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	2,725,000	3,056,414
Total			5,178,692
HIGHER EDUCATION 17.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/25	5.000%	600,000	766,902
10/01/26	5.000%	200,000	253,352
College of the Holy Cross
Series 2016A
09/01/34	5.000%	500,000	625,015
Simmons College
Series 2015K-1
10/01/26	5.000%	3,005,000	3,730,647
10/01/28	5.000%	1,100,000	1,343,276
Tufts University
Series 2015Q
08/15/30	5.000%	1,000,000	1,251,770
Western New England University
Series 2015
09/01/32	5.000%	500,000	584,220
09/01/33	5.000%	1,225,000	1,426,022
09/01/34	5.000%	1,285,000	1,493,645
Worcester Polytechnic Institute
Series 2016
09/01/32	5.000%	880,000	1,093,726

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
09/01/33	5.000%	$700,000	$866,453
09/01/34	5.000%	500,000	615,860
Revenue Bonds
Bentley University
Series 2016
07/01/35	4.000%	1,000,000	1,143,360
07/01/36	4.000%	1,000,000	1,137,670
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,393,399
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,677,950
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	820,625
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,200,109
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,391,989
Simmons College
Series 2013J
10/01/24	5.250%	500,000	610,860
10/01/25	5.500%	450,000	555,579
Wheelock College
Series 2007C
10/01/17	5.000%	510,000	520,787
Unrefunded Revenue Bonds
Worcester Polytech
Series 2007 (NPFGC)
09/01/22	5.000%	415,000	433,978
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	2,440,000	2,562,317
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,825,900
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	1,000,000	1,260,440
Series 2004M
07/01/19	5.250%	610,000	692,234
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	2,081,887
Series 2008T-2
10/01/29	5.000%	4,045,000	4,795,267
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,386,314

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	$3,000,000	$3,601,290
Total			52,142,843
HOSPITAL 17.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/30	5.000%	1,170,000	1,429,822
Series 2016I
07/01/33	5.000%	3,000,000	3,664,230
Lahey Clinic Obligation
Series 2015F
08/15/31	5.000%	3,000,000	3,674,460
08/15/34	5.000%	2,250,000	2,721,015
Partners HealthCare System
Series 2016
07/01/31	5.000%	3,000,000	3,775,530
Partners Healthcare System
Series 2015
07/01/32	5.000%	2,795,000	3,438,521
South Shore Hospital
Series 2016I
07/01/29	5.000%	2,000,000	2,468,600
07/01/30	5.000%	1,400,000	1,721,048
UMASS Memorial Health Care
Series 2016I
07/01/30	5.000%	2,295,000	2,834,991
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/28	5.000%	1,000,000	1,207,780
07/01/34	5.000%	1,500,000	1,778,625
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,376,664
Children’s Hospital
Series 2014P
10/01/31	5.000%	1,200,000	1,489,548
Dana-Farber Cancer Institute
Series 2016
12/01/32	5.000%	2,000,000	2,498,480
12/01/33	5.000%	2,500,000	3,099,700
Milford Regional Medical Center
Series 2014F
07/15/26	5.000%	315,000	368,692
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	1,050,000	1,265,103
UMASS Memorial Health Care Obligation
Series 2011H
07/01/26	5.125%	2,000,000	2,300,700
Unrefunded Revenue Bonds
Boston Medical Center

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2012
07/01/27	5.250%	$1,850,000	$2,153,307
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/17	5.000%	1,050,000	1,090,876
07/15/22	5.000%	1,500,000	1,560,075
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,590,700
Total			51,508,467
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,110,000	1,112,897
JOINT POWER AUTHORITY 4.3%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,319,329
07/01/25	5.000%	2,000,000	2,261,980
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plant Cooperative Series 2013
07/01/27	5.000%	2,720,000	3,323,704
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2011
07/01/19	5.000%	2,760,000	3,097,548
Total			13,002,561
LOCAL GENERAL OBLIGATION 1.4%
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	335,000	380,245
City of Springfield Unrefunded Limited General Obligation Bonds State Qualified Series 2007 (AGM)
08/01/21	4.500%	1,695,000	1,727,680
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/27	5.000%	1,000,000	1,315,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
05/15/28	5.000%	$600,000	$795,528
Total			4,219,173
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	630,000	753,864
OTHER BOND ISSUE 4.2%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,285,582
04/01/23	5.000%	1,865,000	1,995,569
04/01/24	5.000%	3,260,000	3,486,537
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/29	5.000%	1,000,000	1,226,950
05/01/31	5.000%	1,000,000	1,217,880
Massachusetts Development Finance Agency
Refunding Revenue Bonds
WGBH Educational Foundation
Series 2016
01/01/33	4.000%	1,085,000	1,219,095
Revenue Bonds
Broad Institute
Series 2011A
04/01/23	5.250%	1,000,000	1,195,930
Total			12,627,543
POOL / BOND BANK 2.9%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/20	5.250%	3,000,000	3,531,930
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,082,733
Total			8,614,663
PREP SCHOOL 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/30	5.000%	1,035,000	1,227,458
Revenue Bonds
Park School
Series 2012
09/01/20	5.000%	150,000	171,855

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
09/01/21	5.000%	$330,000	$387,024
Total			1,786,337
REFUNDED / ESCROWED 9.1%
Massachusetts Development Finance Agency
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/42	5.750%	3,460,000	3,935,681
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/27	5.250%	1,845,000	2,285,235
Prerefunded 09/01/17 Revenue Bonds
Worcester Polytech
Series 2007 (NPFGC)
09/01/22	5.000%	1,295,000	1,357,717
Revenue Bonds
Noble & Greenough School
Series 2011 Escrowed to Maturity
04/01/21	4.000%	1,500,000	1,713,030
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Caregroup, Inc.
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,088,930
Prerefunded 08/01/18 Revenue Bonds
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,735,813
Revenue Bonds
Simmons College
Series 2009I Escrowed to Maturity
10/01/18	6.750%	805,000	910,825
Unrefunded Revenue Bonds
Simmons College
Series 2009I Escrowed to Maturity
10/01/18	6.750%	560,000	633,618
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (b)
05/01/28	0.000%	4,000,000	3,225,200
Massachusetts Water Pollution Abatement Trust (The) Prerefunded 08/01/19 Revenue Bonds State Revolving Fund Series 2009-14
08/01/24	5.000%	3,100,000	3,499,714
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005BB Escrowed to Maturity (AGM) (a)
07/01/22	5.250%	1,075,000	1,325,937

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
University of Massachusetts Building Authority Prerefunded 05/01/19 Revenue Bonds Senior Series 2009-1
05/01/23	5.000%	$5,000,000	$5,595,450
Total			27,307,150
RETIREMENT COMMUNITIES 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/31	5.000%	750,000	893,812
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	445,000	460,749
10/01/18	5.000%	515,000	532,129
Total			1,886,690
SALES TAX 5.6%
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/19	5.250%	625,000	707,500
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,706,483
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,327,225
Senior Series 2008B
07/01/23	5.000%	910,000	1,135,625
Massachusetts Bay Transportation Authority (b)(c)
Refunding Revenue Bonds
Series 2016A
07/01/31	0.000%	3,000,000	2,058,510
Massachusetts School Building Authority Revenue Bonds Senior Series 2011B
10/15/27	5.000%	4,000,000	4,773,920
Total			16,709,263
SINGLE FAMILY 0.7%
Massachusetts Housing Finance Agency Refunding Revenue Bonds Series 2016-181
12/01/44	4.000%	2,000,000	2,185,060

SPECIAL NON PROPERTY TAX 2.2%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC)
01/01/19	5.250%	750,000	830,858

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	$950,000	$1,036,459
Virgin Islands Public Finance Authority (a)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012A
10/01/22	4.000%	2,000,000	1,946,320
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	2,776,682
Total			6,590,319
SPECIAL PROPERTY TAX 1.6%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,795,568
07/01/27	5.000%	775,000	907,463
Total			4,703,031
STATE APPROPRIATED 0.9%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	568,328
08/01/21	6.000%	1,750,000	2,014,338
Total			2,582,666
STATE GENERAL OBLIGATION 15.6%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	3,845,310
Series 2016E
04/01/33	4.000%	2,000,000	2,272,620
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,295,750
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	5,758,400
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	2,980,025
Series 2004B
08/01/20	5.250%	3,000,000	3,523,920
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,973,240
Series 2016A
07/01/32	5.000%	2,500,000	3,166,750
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,030,880
Series 2004C (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
12/01/24	5.500%	$5,000,000	$6,642,350
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,398,709
Total			46,887,954
STUDENT LOAN 2.4%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,216,722
Series 2009I
01/01/18	5.125%	1,780,000	1,875,515
Total			7,092,237
TURNPIKE / BRIDGE / TOLL ROAD 1.7%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,484,502
01/01/32	5.000%	2,400,000	2,715,240
Total			5,199,742
WATER & SEWER 6.1%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	6,997,375
Green Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2016C
08/01/36	4.000%	$3,000,000	$3,413,250
Series 2012B
08/01/28	5.000%	5,000,000	6,055,250
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,093,860
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/26	5.000%	365,000	455,473
Series 2014C
07/15/24	5.000%	260,000	329,404
Total			18,344,612
Total Municipal Bonds (Cost: $269,878,508)			$295,637,755

	Shares	Value

Money Market Funds 0.3%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.220% (d)	827,789	$827,789
Total Money Market Funds (Cost: $827,789)		$827,789
Total Investments (Cost: $270,706,297) (e)		$296,465,544(f)
Other Assets & Liabilities, Net		3,306,212
Net Assets		$299,771,756

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $7,839,262 or 2.62% of net assets.

(b)	Zero coupon bond.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(e)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $270,706,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,919,000
Unrealized Depreciation	(159,000)
Net Unrealized Appreciation	$25,760,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
NPFGC	National Public Finance Guarantee Corporation

TCRS	Transferable Custodial Receipts

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	295,637,755	—	295,637,755
Money Market Funds	827,789	—	—	827,789
Total Investments	827,789	295,637,755	—	296,465,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free New York Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.3%

CHARTER SCHOOLS 0.8%

Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/23	5.000%	$2,375,000	$2,348,946

DISPOSAL 1.9%

Babylon Industrial Development Agency
Revenue Bonds
Covanta Babylon, Inc.
Series 2009A
01/01/18	5.000%	3,500,000	3,703,840
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	911,307
04/01/20	5.000%	870,000	979,211
Total			5,594,358

HEALTH SERVICES 1.8%

New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/30	5.000%	3,400,000	4,178,192
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/21	5.000%	1,000,000	1,148,060
Total			5,326,252

HIGHER EDUCATION 7.1%

Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/31	5.000%	500,000	591,895
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/29	5.000%	225,000	277,848
06/01/30	5.000%	300,000	368,655
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/21	5.000%	200,000	237,906
07/01/22	5.000%	220,000	266,884
Dutchess County Local Development Corp.
Revenue Bonds
Marist College Project
Series 2015A
07/01/29	5.000%	1,000,000	1,232,990
Geneva Development Corp.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)

Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	$600,000	$725,766
09/01/25	5.000%	300,000	361,200
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project
Series 2014
10/01/34	5.000%	300,000	359,283
Revenue Bonds
Hofstra University Project
Series 2013
07/01/28	5.000%	1,170,000	1,402,116
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/30	5.000%	700,000	870,814
New School
Series 2015A
07/01/29	5.000%	450,000	557,735
Pratt Institute
Series 2015A
07/01/34	5.000%	2,000,000	2,395,420
St. John’s University
Series 2015A
07/01/30	5.000%	2,340,000	2,902,349
Revenue Bonds
Cornell University
Series 2009A
07/01/25	5.000%	1,000,000	1,121,530
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	575,835
New York University
Series 1998A (NPFGC)
07/01/20	5.750%	2,000,000	2,369,580
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,158,490
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	558,341
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,104,100
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	953,510
07/01/20	0.000%	1,000,000	872,580
Total			21,264,827

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL 10.7%

Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/27	5.000%	$400,000	$488,288
07/01/28	5.000%	360,000	437,184
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/28	5.000%	150,000	179,837
07/01/29	5.000%	175,000	208,899
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/24	5.000%	1,085,000	1,328,159
12/01/25	5.000%	1,115,000	1,358,873
12/01/27	5.000%	1,225,000	1,476,737
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/33	5.000%	3,000,000	3,670,140
Series 2014A
07/01/34	5.000%	300,000	356,202
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/25	5.000%	450,000	567,149
07/01/26	5.000%	350,000	436,062
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,037,377
07/01/20	5.000%	2,815,000	3,208,509
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/32	5.000%	1,250,000	1,473,312
07/01/33	5.000%	675,000	791,350
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/30	5.000%	1,000,000	1,224,930
07/01/31	5.000%	1,000,000	1,219,590
Series 2016
07/01/33	5.000%	360,000	447,955
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/31	5.000%	3,000,000	3,676,260
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	595,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	$1,725,000	$1,975,763
Series 2011A
07/01/31	5.000%	2,000,000	2,269,860
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,473,336
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/22	5.000%	500,000	526,250
12/01/27	5.125%	500,000	525,475
Total			31,952,897

INVESTOR OWNED 0.5%

New York State Energy Research & Development
Authority
Refunding Revenue Bonds
New York State Electric & Gas
Series 1994
02/01/29	2.000%	1,500,000	1,542,255

LOCAL APPROPRIATION 0.9%

New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,660,875

LOCAL GENERAL OBLIGATION 13.1%

City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008I-1
02/01/23	5.000%	2,000,000	2,132,240
Unlimited General Obligation Bonds
Series 2007D-1
12/01/21	5.000%	2,000,000	2,119,220
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/30	5.000%	1,500,000	1,857,630
Unlimited Obligation Refunding Notes
Series 2016C
08/01/32	5.000%	2,000,000	2,503,300
Unrefunded Unlimited General Obligation Bonds
Series 2007D
02/01/24	5.000%	630,000	644,219
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/26	5.000%	1,000,000	1,296,230
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

Series 2014
08/15/23	5.000%	$405,000	$501,074
Limited General Obligation Refunding Bonds
Series 2015A
03/01/24	5.000%	1,000,000	1,244,220
City of Yonkers
Limited General Obligation Notes
Series 2015A (AGM)
03/15/23	5.000%	1,250,000	1,457,900
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/28	5.000%	1,375,000	1,717,788
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/25	5.000%	500,000	597,290
County of Monroe
Limited General Obligation Bonds
Series 2016 (BAM)
06/01/26	5.000%	2,330,000	3,029,419
County of Nassau
Limited General Obligation Refunding Bonds
Series 2016A
01/01/32	5.000%	1,640,000	2,008,492
Unlimited General Obligation Improvement Bonds
Series 2010A
04/01/18	4.000%	1,340,000	1,414,410
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/24	5.000%	1,450,000	1,773,147
County of Suffolk
Unlimited General Obligation Bonds
Public Improvement
Series 2008B
11/01/19	5.000%	2,315,000	2,530,596
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/31	5.000%	500,000	614,250
School Districts Financing Program
Series 2015B (AGM)
10/01/27	5.000%	2,010,000	2,545,223
Revenue Bonds
Series 2016E
10/01/27	5.000%	2,715,000	3,489,372
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/28	5.000%	2,180,000	2,524,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

Three Village Central School District Brookhaven & Smithtown
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/01/18	5.000%	$1,000,000	$1,079,280
Town of Oyster Bay
Limited General Obligation Refunding & Public
Improvement Bonds
Series 2014B
08/15/23	5.000%	1,850,000	2,193,989
Total			39,273,729

MULTI-FAMILY 1.3%

Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street
Series 2014E
02/15/48	3.500%	1,000,000	1,038,370
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/33	5.000%	1,700,000	1,821,720
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/18	5.000%	1,045,000	1,111,566
Total			3,971,656

MUNICIPAL POWER 3.6%

Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/34	5.000%	2,000,000	2,401,360
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/32	5.000%	765,000	934,225
Series 2009A
04/01/21	5.250%	1,000,000	1,103,740
04/01/22	5.500%	3,000,000	3,322,500
Series 2011A
05/01/21	5.000%	1,000,000	1,176,480
Series 2012B
09/01/26	5.000%	1,510,000	1,806,383
Total			10,744,688

OTHER BOND ISSUE 1.8%

Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/29	5.000%	545,000	666,524
07/01/31	5.000%	715,000	871,192

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OTHER BOND ISSUE (CONTINUED)

New York City Trust for Cultural Resources (b)
Refunding Revenue Bonds
Alvin Ailey Dance Foundation
Series 2016SE
07/01/32	4.000%	$305,000	$345,092
07/01/33	4.000%	715,000	805,648
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/31	5.000%	2,350,000	2,765,762
Total			5,454,218

POOL / BOND BANK 3.9%

New York Municipal Bond Bank Agency
Subordinated Revenue Bonds
Series 2009C-1
02/15/18	5.000%	3,000,000	3,189,300
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/26	5.000%	3,000,000	3,584,010
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2008 (AGM)
10/01/23	5.000%	1,370,000	1,499,492
Series 2009 (AGM)
10/01/22	5.000%	180,000	201,928
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water
Series 2008B
06/15/21	5.000%	3,000,000	3,250,590
Total			11,725,320

PORTS 2.1%

Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/30	5.000%	2,000,000	2,503,660
Revenue Bonds
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,857,888
Total			6,361,548

PREP SCHOOL 1.2%

Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PREP SCHOOL (CONTINUED)
07/01/26	5.000%	$475,000	$599,763
07/01/27	5.000%	600,000	752,244
Series 2015
06/01/26	5.000%	225,000	281,851
06/01/28	5.000%	250,000	309,357
Build NYC Resource Corp. (c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/46	6.250%	420,000	419,975
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/34	5.000%	450,000	536,841
01/01/35	5.000%	590,000	701,876
Total			3,601,907

RECREATION 0.9%

Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/29	5.000%	430,000	516,847
Revenue Bonds
YMCA of Greater NY Project
Series 2012
08/01/32	5.000%	500,000	574,415
New York City Industrial Development Agency
Revenue Bonds Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	865,598
New York City Trust for Cultural Resources (b)
Refunding Revenue Bonds
The Museum of Modern Art
Series 2016S
04/01/31	4.000%	500,000	587,530
Total			2,544,390

REFUNDED / ESCROWED 14.5%

Elizabeth Forward School District
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	2,119,058
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2008A Escrowed to Maturity (AGM)
05/01/18	5.000%	1,000,000	1,077,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

Metropolitan Transportation Authority
Prerefunded 11/15/17 Revenue Bonds
Series 2007B
11/15/22	5.000%	$1,500,000	$1,586,415
Prerefunded 11/15/18 Revenue Bonds
Series 2008C
11/15/23	6.250%	2,855,000	3,217,614
New York City Trust for Cultural Resources
Prerefunded 10/01/18 Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/26	5.000%	4,850,000	5,310,362
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,501,280
Prerefunded 07/01/17 Revenue Bonds
Barnard College
Series 2007A (NPFGC)
07/01/18	5.000%	1,395,000	1,451,749
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,546,880
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/23	5.125%	1,000,000	1,169,200
Prerefunded 10/01/18 Revenue Bonds
School Districts Bond Financing Program
Series 2008 AGM
10/01/23	5.000%	1,630,000	1,785,469
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 AGM
10/01/22	5.000%	2,820,000	3,204,507
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	3,280,500
New York State Housing Finance Agency
Prerefunded 9/15/17 Revenue Bonds
Series 2008A
09/15/19	5.000%	1,400,000	1,470,686
New York State Thruway Authority Highway & Bridge Trust
Fund
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/21	5.000%	1,000,000	1,073,090
New York State Thruway Authority
Prerefunded 09/15/17 Revenue Bonds
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,050,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project
Series 2014
07/01/25	5.000%	$500,000	$562,700
Puerto Rico Highways & Transportation Authority
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM) (d)
07/01/22	5.250%	355,000	437,868
Sachem Central School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
10/15/24	4.250%	1,000,000	1,008,070
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,483,400
Prerefunded 05/15/18 Revenue Bonds
General Purpose
Series 2008A
11/15/21	5.000%	2,000,000	2,158,700
Total			43,495,488

RETIREMENT COMMUNITIES 3.2%

Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/29	5.000%	550,000	640,563
11/15/30	5.000%	650,000	753,662
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	802,264
07/01/27	5.000%	700,000	754,859
Suffolk County Industrial Development Agency
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2006
11/01/28	5.000%	2,500,000	2,518,275
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/29	5.000%	1,000,000	1,168,470
07/01/34	5.000%	1,000,000	1,148,430
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/27	6.000%	1,730,000	1,765,672
Total			9,552,195

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES TAX 0.9%

Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015
Series 2014A
10/15/24	5.000%	$2,000,000	$2,584,760

SINGLE FAMILY 1.1%

State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195 (b)
10/01/46	4.000%	3,085,000	3,386,497

SPECIAL NON PROPERTY TAX 9.8%

Metropolitan Transportation Authority
Revenue Bonds
Series 2004A (NPFGC)
11/15/18	5.250%	800,000	885,168
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2007S-2 (NPFGC)
01/15/21	5.000%	4,300,000	4,387,333
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/32	5.000%	3,000,000	3,766,710
Series 2016F-3
02/01/33	4.000%	3,000,000	3,447,030
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2009A-1
05/01/27	5.000%	5,000,000	5,589,600
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/27	5.000%	4,120,000	5,255,307
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,359,680
Virgin Islands Public Finance Authority (d)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	1,762,829
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,755,000	2,776,682
Total			29,230,339

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED 5.5%

Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/30	5.250%	$1,440,000	$1,693,210
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,362,760
Revenue Bonds
Mental Health Services Facility Improvements
Series 2009
02/15/18	5.500%	1,000,000	1,075,210
Schools Program
Series 2000
07/01/20	6.250%	855,000	859,130
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/21	5.500%	1,000,000	1,215,520
Series 1993A
05/15/19	5.500%	2,500,000	2,741,175
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,385,187
Series 2008C
01/01/22	5.000%	2,000,000	2,168,120
Total			16,500,312

TOBACCO 1.1%

Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/29	5.000%	3,000,000	3,172,410

TRANSPORTATION 5.2%

Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/32	5.000%	3,000,000	3,721,470
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	966,547
Series 2014C
11/15/29	5.000%	3,000,000	3,724,800
Series 2016C-1
11/15/27	5.000%	1,265,000	1,636,758
Transportation
Series 2010D
11/15/28	5.250%	3,000,000	3,545,700
Series 2014B
11/15/22	5.000%	1,000,000	1,225,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TRANSPORTATION (CONTINUED)

Unrefunded Revenue Bonds
Series 2008C
11/15/23	6.250%	$715,000	$806,277
Total			15,627,522

TURNPIKE / BRIDGE / TOLL ROAD 4.4%

New York State Thruway Authority
Refunding Revenue Bonds
Series 2014
01/01/29	5.000%	1,850,000	2,289,505
01/01/32	5.000%	1,000,000	1,215,890
Revenue Bonds
Junior Lien
Series 2016A
01/01/33	5.000%	3,500,000	4,299,715
Niagara Falls Bridge Commission
Revenue Bonds
Bridge System
Series 1993A (AGM)
10/01/19	4.000%	1,640,000	1,733,988
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2011A
01/01/25	5.000%	3,000,000	3,610,680
Total			13,149,778

WATER & SEWER 1.0%

Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/28	5.000%	700,000	864,696

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	$1,155,000	$1,216,458
Water Service
Series 2008
09/01/28	5.100%	570,000	600,330
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/27	5.000%	145,000	180,945
04/01/28	5.000%	175,000	216,998
Total			3,079,427

Total Municipal Bonds (Cost: $273,102,213)			$294,146,594

		Shares	Value

Money Market Funds 0.3%

Dreyfus Tax-Exempt Cash
Management Fund, Institutional
Shares, 0.220% (e)		1,034,468	$1,034,468

Total Money Market Funds
(Cost: $1,034,468)			$1,034,468

Total Investments
(Cost: $274,136,681) (f)			$295,181,062(g)
Other Assets & Liabilities, Net			4,211,278
Net Assets			$299,392,340

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $419,975 or 0.14% of net assets.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $4,977,379 or 1.66% of net assets.

(e)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(f)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $274,137,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,108,000
Unrealized Depreciation	(64,000)
Net Unrealized Appreciation	$21,044,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation

BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	294,146,594	—	294,146,594
Money Market Funds	1,034,468	—	—	1,034,468
Total Investments	1,034,468	294,146,594	—	295,181,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia California Tax-Exempt Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
AIRPORT 4.2%
City of Fresno Airport (a)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$578,825
07/01/30	5.125%	1,050,000	1,217,674
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,791,025
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,279,360
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,073,450
San Francisco City & County Airports Commission-San Francisco International Airport (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,631,925
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	6,069,129
Revenue Bonds
Series 2014A AMT
05/01/44	5.000%	6,000,000	6,991,500
Total			23,632,888
CHARTER SCHOOLS 3.7%
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (b)
03/01/45	5.625%	3,000,000	3,170,220
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/44	5.125%	1,000,000	1,134,490
California School Finance Authority (b)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/41	5.000%	1,750,000	2,013,988
08/01/46	5.000%	2,250,000	2,576,070
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/35	5.000%	3,010,000	3,483,202
07/01/45	5.000%	1,705,000	1,962,949
Green Dot Public School Project
Series 2015A
08/01/35	5.000%	1,510,000	1,714,877
KIPP Los Angeles Projects
Series 2015A
07/01/45	5.000%	1,000,000	1,138,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CHARTER SCHOOLS (CONTINUED)
River Springs Charter School Project
Series 2015
07/01/46	6.375%	$3,000,000	$3,246,720
07/01/46	6.375%	420,000	454,541
Total			20,895,787
HEALTH SERVICES 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/39	5.000%	2,000,000	2,385,260
Inland Regional Center Project
Series 2015
06/15/45	5.000%	3,500,000	4,137,665
Total			6,522,925
HIGHER EDUCATION 6.1%
California Educational Facilities Authority
Refunding Revenue Bonds
University of the Pacific
Series 2015
11/01/36	5.000%	2,000,000	2,418,140
Revenue Bonds
California Lutheran University
Series 2008
10/01/38	5.750%	3,000,000	3,281,070
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	5,056,975
Series 2015
04/01/40	5.000%	2,500,000	2,997,425
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,401,925
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/41	5.000%	4,500,000	5,182,560
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,154,000
Series 2013
10/01/38	5.000%	1,000,000	1,145,520
10/01/42	5.000%	2,360,000	2,695,167
California State University Refunding Revenue Bonds Systemwide Series 2016A
11/01/38	4.000%	1,000,000	1,130,960
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/43	6.375%	3,000,000	3,492,870

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Lancer Plaza Project
Series 2013
11/01/33	5.625%	$1,400,000	$1,507,240
11/01/43	5.875%	1,875,000	2,023,913
Total			34,487,765
HOSPITAL 13.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/40	5.000%	1,700,000	2,016,659
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	7,969,710
Dignity Health
Series 2009A
07/01/39	6.000%	1,000,000	1,145,190
Series 2009E
07/01/25	5.625%	1,125,000	1,280,599
Series 2011A
03/01/41	5.250%	3,000,000	3,422,580
Lucile Packard Stanford Hospital
Series 2016
08/15/55	5.000%	1,000,000	1,213,800
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,700,880
Series 2013A
07/01/37	5.000%	2,000,000	2,377,500
Sutter Health Obligation Group
Series 2008A
08/15/30	5.000%	2,500,000	2,708,225
Series 2011B
08/15/31	5.875%	1,815,000	2,173,626
California Health Facilities Financing Authority (c)
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/38	4.000%	5,000,000	5,582,950
California Municipal Finance Authority
Certificate of Participation
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,433,760
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/40	5.000%	2,000,000	2,345,840
Unrefunded Certificate of Participation
Community Hospitals of Central California
Series 2007
02/01/37	5.250%	1,465,000	1,490,476
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2015
03/01/35	5.000%	$3,850,000	$4,724,990
Huntington Memorial Hospital
Series 2014B
07/01/44	5.000%	1,000,000	1,181,010
John Muir Health
Series 2016A
08/15/41	4.000%	4,955,000	5,435,982
08/15/46	4.000%	500,000	546,710
Revenue Bonds
Dignity Health
Series 2008B
07/01/30	5.500%	1,895,000	1,979,365
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/43	5.250%	3,120,000	3,747,962
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,006,120
Kaiser Permanente
Series 2001C
08/01/31	5.250%	1,100,000	1,100,297
Loma Linda University Medical Center
Series 2014
12/01/54	5.500%	3,660,000	4,262,948
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,403,320
California Statewide Communities Development Authority (b)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/56	5.250%	500,000	581,325
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,365,400
Kaweah Delta Health Care District Revenue Bonds Series 2015B
06/01/40	5.000%	4,770,000	5,643,864
Total			77,841,088
INVESTOR OWNED 0.2%
City of Chula Vista Revenue Bonds San Diego Gas & Electric Co. Series 2004D
01/01/34	5.875%	1,000,000	1,133,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 2.2%
Anaheim Public Financing Authority Refunding Revenue Bonds Series 2014A
05/01/46	5.000%	$1,000,000	$1,200,970
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	1,990,000	2,110,156
Sacramento City Financing Authority
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/34	5.000%	750,000	917,873
12/01/35	5.000%	1,100,000	1,340,020
Sacramento City Schools Joint Powers Financing Authority Refunding Revenue Bonds Series 2006A
03/01/40	5.000%	2,000,000	2,354,220
San Diego Public Facilities Financing Authority Revenue Bonds Capital Improvement Projects Series 2015A
10/15/44	5.000%	1,000,000	1,222,940
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,187,160
Victor Elementary School District Certificate of Participation School Construction Refinancing Project Series 1996 (NPFGC)
05/01/18	6.450%	1,225,000	1,295,780
Total			12,629,119
LOCAL GENERAL OBLIGATION 8.4%
Central Valley Schools Financing Authority General Obligation Refunding Revenue Bonds School District Program Series 1998A (NPFGC)
02/01/18	6.450%	250,000	258,398
Chabot-Las Positas Community College District Unlimited General Obligation Refunding Bonds Series 2016
08/01/33	4.000%	5,000,000	5,727,000
Conejo Valley Unified School District (d)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/29	0.000%	1,650,000	1,060,983
08/01/30	0.000%	1,000,000	607,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	$2,010,000	$2,659,109
Glendale Unified School District (d)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/31	0.000%	1,900,000	1,109,068
09/01/32	0.000%	1,000,000	552,230
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1 (d)
08/01/32	0.000%	1,500,000	874,800
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	843,938
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (d)
08/01/32	0.000%	5,440,000	3,309,152
Monterey Peninsula Community College District (d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/32	0.000%	3,500,000	2,208,780
08/01/33	0.000%	2,000,000	1,213,580
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	878,355
08/01/32	5.500%	2,500,000	3,027,475
Election of 2012
Series 2013
08/01/30	6.250%	1,095,000	1,329,976
Series 2015A
08/01/40	5.000%	1,000,000	1,190,710
Pomona Unified School District (d)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/33	0.000%	1,000,000	588,720
08/01/34	0.000%	1,610,000	908,153
Poway Unified School District Unlimited General Obligation Bonds Improvement District No. 2007-1-A Series 2009 (d)
08/01/30	0.000%	2,295,000	1,582,907
Riverside Community College District Foundation (d)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/30	0.000%	$600,000	$366,936
08/01/31	0.000%	1,000,000	579,500
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (d)
07/01/20	0.000%	3,460,000	3,002,934
San Diego Unified School District Unlimited General Obligation Bonds Capital Appreciation Bonds Series 2016I (d)
07/01/34	0.000%	5,000,000	2,723,950
San Gorgonio Memorial Health Care District Unlimited General Obligation Refunding Bonds Series 2014
08/01/39	5.000%	4,000,000	4,683,480
Sierra Kings Health Care District Unlimited General Obligation Refunding Bonds Series 2015
08/01/37	5.000%	1,500,000	1,786,065
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,042,142
Total			44,115,641
MULTI-FAMILY 1.8%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/50	5.000%	1,250,000	1,426,113
Caritas Affordable Housing
Senior Series 2014
08/15/49	5.250%	3,500,000	4,100,005
Subordinated Series 2014
08/15/49	5.875%	1,000,000	1,150,030
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/40	5.000%	1,000,000	1,210,160
University of California Irvine East Campus Apartments
Series 2012
05/15/31	5.125%	2,000,000	2,322,060
Total			10,208,368

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MUNICIPAL POWER 1.2%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	$1,325,000	$1,445,111
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/30	5.000%	1,000,000	1,164,920
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,630,000	1,820,694
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,173,920
Total			6,604,645
OTHER BOND ISSUE 0.7%
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/40	5.000%	2,000,000	2,317,160
San Diego County Regional Airport Authority Revenue Bonds Consolidated Rental Car Facility Project Series 2014A
07/01/44	5.000%	1,500,000	1,776,255
Total			4,093,415
PORTS 2.0%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,638,750
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT (a)
08/01/44	5.000%	5,000,000	5,917,750
Total			11,556,500
PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,533,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RECREATION 0.2%

California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Academy Motion Picture Art
Series 2015
11/01/41	5.000%	$1,000,000	$1,200,900

REFUNDED / ESCROWED 8.1%

California Infrastructure & Economic Development Bank
Prerefunded 02/01/18 Revenue Bonds
Series 2008
02/01/38	5.250%	3,050,000	3,263,134
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/40	6.000%	2,000,000	2,293,700
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	1,420,000	1,600,070
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/40	6.000%	1,000,000	1,264,850
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	655,000	805,630
City of Redding
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC) (e)
07/01/22	11.475%	295,000	399,790
County of Riverside
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,260,175
Imperial Irrigation District Electric System
Prerefunded 11/01/20 Revenue Bonds
Series 2011A
11/01/31	6.250%	1,000,000	1,229,430
Menifee Union School District
Prerefunded 08/01/18 Unlimited General Obligation
Bonds
Election of 2008
Series 2008A
08/01/33	5.500%	3,125,000	3,433,656
Palmdale Civic Authority
Prerefunded 07/01/19 Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07/01/27	6.000%	4,780,000	5,520,518

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/31	5.500%	$1,500,000	$1,722,765
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,692,210
San Diego Public Facilities Financing Authority Water
Prerefunded 08/01/19 Revenue Bonds
Series 2009B
08/01/34	5.375%	2,000,000	2,280,920
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2009C
08/01/29	6.000%	1,035,000	1,199,596
08/01/39	6.500%	2,625,000	3,081,461
Mission Bay South Redevelopment Project
Series 2009D
08/01/29	6.375%	1,000,000	1,170,170
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity (d)
01/01/20	0.000%	12,000,000	11,632,920
Total			45,850,995

RESOURCE RECOVERY 0.9%

California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT (a)(b)(f)
12/01/32	7.500%	2,745,000	2,058,750
California Pollution Control Financing Authority
Revenue Bonds
Aemerge Redpak Services Southern California, LLC
Project
Series 2016 AMT (a)(b)
12/01/27	7.000%	2,750,000	2,809,318
Total			4,868,068

RETIREMENT COMMUNITIES 4.8%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/31	6.000%	2,200,000	2,561,130
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes
Series 2015
07/01/45	5.000%	3,000,000	3,641,850
Northern California Presbyterian Homes

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RETIREMENT COMMUNITIES (CONTINUED)

Series 2015
07/01/39	5.000%	$2,565,000	$3,086,311
07/01/44	5.000%	700,000	841,022
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/49	5.375%	1,885,000	2,124,885
American Baptist Homes West
Series 2015
10/01/45	5.000%	3,155,000	3,701,761
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	4,235,000	4,790,463
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,725,435
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	2,281,200
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,423,237
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/36	5.000%	1,100,000	1,216,754
Total			27,394,048

SALES TAX 1.0%

Riverside County Transportation Commission
Revenue Bonds
Limited Tax
Series 2010A
06/01/32	5.000%	5,000,000	5,764,450

SINGLE FAMILY 0.4%

California Housing Finance Agency(a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	2,435,000	2,435,560

SPECIAL PROPERTY TAX 15.4%

Anaheim Community Facilities District No. 06-2
Special Tax Bonds
Stadium Lofts
Series 2007
09/01/37	5.000%	1,000,000	1,014,010
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Series 2009A
08/01/29	7.500%	$1,580,000	$1,795,528
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	740,000	835,586
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/30	5.000%	5,000,000	5,714,350
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,489,600
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,832,775
09/01/38	5.000%	625,000	693,344
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/35	5.000%	2,460,000	2,874,362
09/01/36	5.000%	2,435,000	2,832,465
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/22	7.375%	80,000	80,308
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/39	5.000%	750,000	861,263
09/01/44	5.000%	1,025,000	1,173,082
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/29	5.000%	800,000	924,728
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/30	5.375%	1,500,000	1,718,730
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/32	5.000%	1,300,000	1,538,628
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

12/01/24	6.500%	$3,000,000	$3,630,960
Elk Grove Unified School District (d)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,566,728
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,066,700
08/01/36	5.500%	1,000,000	1,076,110
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,365,146
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/44	5.000%	5,000,000	5,817,750
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/42	5.000%	1,000,000	1,164,520
Los Angeles Community Redevelopment Agency
Tax Allocation Bonds
Hollywood Redevelopment Project
Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,782,499
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,553,279
08/01/40	5.750%	2,000,000	2,401,640
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/33	5.375%	1,500,000	1,502,160
Pittsburg Successor Agency Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC) (d)
08/01/24	0.000%	2,100,000	1,775,886
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/35	5.000%	1,435,000	1,719,862
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/31	5.000%	1,355,000	1,572,586

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Rancho Cucamonga Redevelopment
Agency Successor Agency
Tax Allocation Bonds
Housing Set Aside
Series 2007A (NPFGC)
09/01/34	5.000%	$3,200,000	$3,349,824
Riverside Public Financing Authority
Unrefunded Revenue Bonds
Multiple Loans
Series 1991A
02/01/18	8.000%	10,000	10,283
San Diego Redevelopment Agency Successor Agency
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM) (d)
09/01/20	0.000%	3,630,000	3,389,948
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/43	5.000%	1,000,000	1,175,610
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,161,237
08/01/32	6.500%	500,000	581,345
Series 2011B
08/01/26	6.125%	500,000	599,390
08/01/31	6.250%	2,600,000	3,130,634
08/01/41	6.625%	1,600,000	1,952,560
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/36	5.875%	1,250,000	1,504,587
Santee Community Development Commission
Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/31	7.000%	1,000,000	1,236,610
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/30	5.000%	640,000	745,152
09/01/31	5.000%	685,000	794,997
09/01/33	5.000%	505,000	582,669
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/39	7.000%	2,100,000	2,631,531

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Union City Community Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/33	6.875%	$1,500,000	$1,905,360
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09/01/17	6.000%	1,310,000	1,340,064
Yorba Linda Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,217,650
09/01/32	6.500%	2,000,000	2,459,840
Total			87,143,876

STATE APPROPRIATED 7.6%

California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/29	5.000%	2,500,000	3,026,625
11/01/37	5.000%	6,825,000	8,098,135
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	6,070,173
Series 2013A
03/01/32	5.000%	1,500,000	1,802,115
03/01/38	5.000%	2,500,000	2,967,575
Series 2014B
10/01/39	5.000%	1,000,000	1,215,870
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,956,350
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,862,950
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,242,250
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	3,895,000	4,727,985
Total			42,970,028

STATE GENERAL OBLIGATION 11.9%

State of California
Unlimited General Obligation Bonds
Series 2008
08/01/34	5.000%	3,000,000	3,250,200
Various Purpose
Series 2009
10/01/29	5.000%	3,000,000	3,390,840
04/01/31	5.750%	2,750,000	3,106,813
04/01/35	6.000%	4,000,000	4,541,680
04/01/38	6.000%	10,500,000	11,921,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE GENERAL OBLIGATION (CONTINUED)

11/01/39	5.500%	$4,965,000	$5,683,982
Series 2010
03/01/30	5.250%	1,000,000	1,143,350
03/01/33	6.000%	4,000,000	4,720,360
03/01/40	5.500%	4,800,000	5,510,064
Series 2012
04/01/42	5.000%	5,200,000	6,157,112
Series 2016
09/01/35	4.000%	10,000,000	11,416,300
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2016
09/01/34	4.000%	2,870,000	3,290,311
Veterans Bond
Series 2015
12/01/30	3.500%	3,000,000	3,241,770
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
Total			67,376,700

TRANSPORTATION 0.1%

Alameda Corridor Transportation Authority
Refunding Revenue Bonds
2nd Subordinated Lien
Series 2016B
10/01/37	5.000%	400,000	485,708

TURNPIKE / BRIDGE / TOLL ROAD 2.1%

Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/46	5.750%	2,850,000	3,408,286
Foothill-Eastern Transportation Corridor Agency (d)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,725,650
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/48	5.750%	1,500,000	1,786,005
Riverside County Transportation Commission (d)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/32	0.000%	2,055,000	1,121,208
06/01/33	0.000%	2,940,000	1,544,382
Senior Lien
Series 2013B
06/01/29	0.000%	2,500,000	1,539,450
Total			12,124,981

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 1.3%
City of Lodi Wastewater System Unrefunded Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	$325,000	$341,292
City of Riverside Sewer Refunding Revenue Bonds Series 2015A
08/01/40	5.000%	3,185,000	3,840,633
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM)
11/15/41	5.000%	2,000,000	2,416,000
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,083,460
Total			7,681,385
Total Municipal Bonds (Cost: $498,401,612)			$560,551,790

	Shares	Value

Money Market Funds 1.1%
Dreyfus General California Municipal Money Market Fund, Class A Shares, 0.010% (g)	1,011,971	$1,011,971
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.180% (g)	5,318,286	5,318,286
Total Money Market Funds (Cost: $6,330,257)		$6,330,257
Total Investments (Cost: $504,731,869) (h)		$566,882,047(i)
Other Assets & Liabilities, Net		625,811
Net Assets		$567,507,858

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $25,210,690 or 4.44% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	Variable rate security.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2016, the value of these securities amounted to $2,058,750, which represents 0.36% of net assets.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(h)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $504,732,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,855,000
Unrealized Depreciation	(705,000)
Net Unrealized Appreciation	$62,150,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	560,551,790	—	560,551,790
Money Market Funds	6,330,257	—	—	6,330,257
Total Investments	6,330,257	560,551,790	—	566,882,047

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Unconstrained Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 18.0%
CANADA 0.2%
Cenovus Energy, Inc.
09/15/42	4.450%	$20,000	$16,339
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	23,000	22,712
Total			39,051
NETHERLANDS 0.8%
AerCap Aviation Solutions BV
05/30/17	6.375%	70,000	72,537
Fiat Chrysler Automobiles NV
04/15/20	4.500%	25,000	25,321
NXP BV/Funding LLC (a)
06/15/20	4.125%	65,000	66,950
Schaeffler Holding Finance BV PIK (a)
08/15/18	6.875%	25,275	25,686
Total			190,494
UNITED KINGDOM 0.5%
Sky PLC (a)
11/26/22	3.125%	125,000	128,875
UNITED STATES 16.5%
AT&T, Inc.
06/15/45	4.350%	125,000	125,167
Aircastle Ltd.
04/15/17	6.750%	63,000	64,969
Ally Financial, Inc.
11/18/19	3.750%	64,000	65,040
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	65,040
Aramark Services, Inc.
03/15/20	5.750%	15,000	15,450
CIT Group, Inc.
03/15/18	5.250%	61,000	63,440
Cablevision Systems Corp.
09/15/17	8.625%	60,000	63,750
CalAtlantic Group, Inc.
05/15/18	8.375%	36,000	39,600
CenturyLink, Inc.
06/15/17	5.150%	65,000	66,496
Charter Communications Operating LLC/Capital (a)
07/23/20	3.579%	24,000	25,267
Columbia Pipeline Group, Inc.
06/01/45	5.800%	139,000	167,207
ConAgra Foods, Inc.
01/25/23	3.200%	105,000	109,572

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Constellation Brands, Inc.
11/15/19	3.875%	$63,000	$66,559
D.R. Horton, Inc.
02/15/20	4.000%	48,000	49,920
Dollar Tree, Inc. (a)
03/01/20	5.250%	60,000	62,475
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	125,000	136,493
Enterprise Products Operating LLC
05/15/46	4.900%	125,000	132,583
Equinix, Inc.
04/01/20	4.875%	65,000	67,437
First Data Corp. (a)
11/01/20	6.750%	69,000	72,105
Five Corners Funding Trust (a)
11/15/23	4.419%	185,000	200,941
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	62,000	64,264
HCA, Inc.
10/15/19	4.250%	70,000	72,800
IPALCO Enterprises, Inc.
07/15/20	3.450%	65,000	66,787
Kinder Morgan Energy Partners LP
02/15/18	5.950%	461,000	486,768
03/01/43	5.000%	125,000	118,779
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	2,000	2,156
L-3 Communications Corp.
05/28/24	3.950%	23,000	24,533
Lennar Corp.
11/15/19	4.500%	60,000	63,075
MGM Resorts International
03/01/18	11.375%	55,000	62,288
Masco Corp.
04/01/21	3.500%	2,000	2,078
Molson Coors Brewing Co.
07/15/46	4.200%	75,000	79,029
NRG Energy, Inc.
01/15/18	7.625%	12,000	12,870
Nielsen Finance LLC/Co.
10/01/20	4.500%	63,000	64,575
Plains All American Pipeline LP/Finance Corp.
06/15/44	4.700%	55,000	48,834
SBA Telecommunications, Inc.
07/15/20	5.750%	61,000	62,830
Scripps Networks Interactive, Inc.
06/15/25	3.950%	125,000	132,905

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Sempra Energy
06/15/24	3.550%	$125,000	$132,091
Service Corp. International
11/15/20	4.500%	65,000	66,462
Silgan Holdings, Inc.
04/01/20	5.000%	64,000	64,960
Spectrum Brands, Inc.
11/15/20	6.375%	61,000	63,593
Sprint Communications, Inc. (a)
11/15/18	9.000%	25,000	27,094
Tenet Healthcare Corp. (b)
06/15/20	4.153%	33,000	32,753
Toll Brothers Finance Corp.
11/01/19	6.750%	58,000	64,815
Verizon Communications, Inc.
11/01/42	3.850%	160,000	155,810
Wellcare Health Plans, Inc.
11/15/20	5.750%	61,000	63,097
Williams Partners LP
09/15/45	5.100%	125,000	112,457
Total			3,807,214
Total Corporate Bonds & Notes (Cost: $3,971,491)			$4,165,634

Residential Mortgage-Backed Securities - Agency 1.3%
UNITED STATES 1.3%
Federal Home Loan Mortgage Corp. CMO IO Series 311 Class S1 (b)(c)
08/15/43	5.469%	1,456,775	287,198
Total Residential Mortgage-Backed Securities - Agency (Cost: $312,017)			$287,198

Residential Mortgage-Backed Securities - Non-Agency 7.1%
UNITED STATES 7.1%
COLT LLC Series 2015-A Class A1 (a)(b)(d)
07/27/20	3.488%	347,785	346,171
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A (a)(b)
02/25/54	3.250%	590,815	559,302
Credit Suisse Mortgage Capital Certificates Series 2010-9R Class 1A3 (a)
08/27/37	3.750%	349,440	353,279

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%		$54,577	$54,568
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A (a)(b)
05/25/54	2.981%		335,622	333,427
Total				1,646,747
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,650,180)				$1,646,747

Asset-Backed Securities - Non-Agency 0.4%
UNITED STATES 0.4%
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%		100,000	100,060
Total Asset-Backed Securities - Non-Agency (Cost: $99,992)				$100,060

Inflation-Indexed Bonds(e) 5.0%
UNITED KINGDOM 5.0%
United Kingdom Gilt Inflation-Linked Bond (a)
03/22/26	0.125	% GBP	740,716	1,159,267
Total Inflation-Indexed Bonds (Cost: $1,182,054)				$1,159,267

U.S. Treasury Obligations 6.0%
UNITED STATES 6.0%
U.S. Treasury
06/30/20	1.625%		1,050,000	1,078,219
05/15/25	2.125%		160,000	169,250
05/15/45	3.000%		122,000	143,350
Total				1,390,819
Total U.S. Treasury Obligations (Cost: $1,335,317)				$1,390,819

Foreign Government Obligations(e)(f) 39.3%
ARGENTINA 0.7%
Argentina Republic Government International Bond (a)
04/22/26	7.500%		150,000	162,825

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e)(f) (continued)
AUSTRALIA 2.3%
Australia Government Bond (a)
10/21/19	2.750	% AUD	$550,000	$434,855
04/21/25	3.250	% AUD	120,000	101,502
Total				536,357
CANADA 3.9%
Canadian Government Bond
06/01/26	1.500	% CAD	1,120,000	895,382
CROATIA 1.0%
Croatia Government International Bond (a)
01/26/24	6.000%		212,000	234,631
DOMINICAN REPUBLIC 1.1%
Dominican Republic International Bond (a)
05/06/21	7.500%		215,000	240,800
GEORGIA 1.0%
Georgian Railway JSC (a)
07/11/22	7.750%		211,000	234,210
HUNGARY 4.0%
Hungary Government Bond
06/24/25	5.500	% HUF	157,000,000	685,210
MFB Hungarian Development Bank (a)
10/21/20	6.250%		212,000	235,180
Total				920,390
INDONESIA 3.6%
Indonesia Government International Bond (a)
01/08/26	4.750%		217,000	241,544
Indonesia Treasury Bond
05/15/31	8.750	% IDR	6,700,000,000	582,125
Total				823,669
IRELAND 0.9%
Vnesheconombank Via VEB Finance PLC (a)
11/21/23	5.942%		200,000	204,173
ITALY 2.5%
Italy Buoni Poliennali Del Tesoro (a)
03/01/47	2.700	% EUR	450,000	563,295
IVORY COAST 0.8%
Ivory Coast Government International Bond (a)
07/23/24	5.375%		200,000	192,456

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (e)(f) (continued)
MEXICO 4.7%
Mexican Bonos
12/05/24	10.000	% MXN	$6,110,000	$414,829
11/23/34	7.750	% MXN	5,900,000	361,902
Petroleos Mexicanos (a)
02/04/19	5.500%		299,000	316,192
Total				1,092,923
RUSSIAN FEDERATION 8.6%
Russian Federal Bond - OFZ
08/16/23	7.000	% RUB	40,000,000	562,661
02/03/27	8.150	% RUB	58,000,000	869,253
01/19/28	7.050	% RUB	40,900,000	563,638
Total				1,995,552
UNITED KINGDOM 4.2%
United Kingdom Gilt (a)
03/07/25	5.000	% GBP	540,000	978,251
Total Foreign Government Obligations (Cost: $8,963,166)				$9,074,914

Issuer	Effective Yield		Principal Amount	Value

Treasury Bills 11.4%
UNITED STATES 11.4%
U.S. Treasury Bills
12/08/16	0.290%		2,640,000	2,637,249
Total Treasury Bills (Cost: $2,634,428)				$2,637,249

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(g)
	1,500,000	2.00	12/02/16	285
Put - OTC 5-Year Interest Rate Swap(g)
	1,645,000	2.15	09/09/16	—
Total Options Purchased Puts (Cost: $43,578)				$285

	Shares	Value

Money Market Funds 7.7%
Columbia Short-Term Cash Fund, 0.439% (h)(i)	1,786,049	$1,786,049
Total Money Market Funds (Cost: $1,786,049)		$1,786,049
Total Investments (Cost: $21,978,272) (j)		$22,248,222(k)
Other Assets & Liabilities, Net		882,625
Net Assets		$23,130,847

At July 31, 2016, cash totaling $197,886 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	08/18/2016	1,161,837 USD	1,544,000 AUD	10,851	—
BNP Paribas	08/18/2016	1,111,214 USD	9,523,000 SEK	2,541	—
Barclays	08/18/2016	7,840,000 CNH	1,168,475 USD	—	(13,880)
Barclays	08/22/2016	192,980,000 HUF	682,506 USD	—	(11,125)
Barclays	08/22/2016	14,943,000 MXN	811,768 USD	16,528	—
Citi	08/18/2016	14,973,000 CNH	2,231,845 USD	—	(26,243)
Citi	08/18/2016	1,269,000 EUR	1,405,735 USD	—	(13,901)
Citi	08/22/2016	768,000 AUD	585,155 USD	1,933	—
Credit Suisse	08/22/2016	548,000 EUR	608,433 USD	—	(4,713)
Credit Suisse	08/22/2016	81,078,770 RUB	1,255,672 USD	33,497	—
Deutsche Bank	08/22/2016	56,700,000 RUB	877,858 USD	23,167	—
HSBC	08/18/2016	30,000 AUD	22,791 USD	6	—
HSBC	08/18/2016	1,832,000 AUD	1,369,200 USD	—	(22,228)
HSBC	08/18/2016	1,389,482 USD	1,862,000 AUD	24,731	—
HSBC	08/22/2016	3,206 USD	335,000 JPY	79	—
Standard Chartered	08/18/2016	1,028,410 USD	19,511,000 MXN	10,380	—
Standard Chartered	08/18/2016	1,749,802 USD	32,978,000 MXN	5,987	—
Standard Chartered	08/22/2016	1,633,700 GBP	2,146,747 USD	—	(16,069)
Standard Chartered	08/22/2016	7,500,174,000 IDR	569,022 USD	—	(2,124)
State Street	08/18/2016	4,636,000 NZD	3,282,506 USD	—	(63,041)
State Street	08/22/2016	1,167,000 CAD	895,670 USD	1,739	—
Total				131,439	(173,324)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10 Year Bond	18	AUD	1,878,750	09/2016	40,522	—
Australian 3 Year Bond	21	AUD	1,810,328	09/2016	6,832	—
Euro-Buxl 30 Year	4	EUR	881,163	09/2016	69,552	—
U.S. Ultra Bond	2	USD	381,063	09/2016	18,184	—
Total			4,951,304		135,090	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(9)	EUR	(1,457,582)	09/2016	—	(8,299)
Euro-Bund	(32)	EUR	(6,003,573)	09/2016	—	(134,408)
Long Gilt	(13)	GBP	(2,252,975)	09/2016	—	(95,392)
U.S. Long Bond	(8)	USD	(1,395,500)	09/2016	—	(92,575)
U.S. Treasury 10-Year Note	(2)	USD	(266,094)	09/2016	—	(691)
Total			(11,375,724)		—	(331,365)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	530,000	—	(3,121)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	1,910,000	—	(34,588)
Total						—	(37,709)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	3.950	USD	(800,000)	19,277	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.577%	09/15/2020	USD	1,792,000	—	(50,597)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.905%	09/15/2022	USD	4,363,000	—	(226,785)
Total						—	(277,382)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $7,816,742 or 33.79% of net assets.

(b)	Variable rate security.
(c)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $346,171, which represents 1.50% of net assets.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Purchased swaption contracts outstanding at July 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	1,645,000	22,578	—
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	1,500,000	21,000	285
Total							43,578	285

(h)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,940,465	19,840,722	(21,995,138)	1,786,049	7,785	1,786,049

(j)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $21,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$467,000
Unrealized Depreciation	(197,000)
Net Unrealized Appreciation	$270,000

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Yuan Offshore Renminbi
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	4,165,634	—	4,165,634
Residential Mortgage-Backed Securities - Agency	—	287,198	—	287,198
Residential Mortgage-Backed Securities - Non-Agency	—	1,246,008	400,739	1,646,747
Asset-Backed Securities - Non-Agency	—	—	100,060	100,060
Inflation-Indexed Bonds	—	1,159,267	—	1,159,267
U.S. Treasury Obligations	1,390,819	—	—	1,390,819
Foreign Government Obligations	—	9,074,914	—	9,074,914
Treasury Bills
United States	2,637,249	—	—	2,637,249
Options Purchased Puts	—	285	—	285
Investments measured at net asset value
Money Market Funds	—	—	—	1,786,049
Total Investments	4,028,068	15,933,306	500,799	22,248,222
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	131,439	—	131,439
Futures Contracts	135,090	—	—	135,090
Swap Contracts	—	19,277	—	19,277
Liabilities
Forward Foreign Currency Exchange Contracts	—	(173,324)	—	(173,324)
Futures Contracts	(331,365)	—	—	(331,365)
Swap Contracts	—	(315,091)	—	(315,091)
Total	3,831,793	15,595,607	500,799	21,714,248

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of October 31, 2015	683,944	927,636	1,611,580
Increase (decrease) in accrued discounts/premiums	—	—	—
Realized gain (loss)	552	—	552
Change in unrealized appreciation (depreciation)(a)	12,947	68	13,015
Sales	(296,704)	(927,636)	(1,224,340)
Purchases	—	99,992	99,992
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2016	400,739	100,060	500,799

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2016 was $13,015, which is comprised of Residential Mortgage-Backed Securities - Non - Agency of $68 and Asset-Backed Securities -Non - Agency of $12,947.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.9%

AIR TRANSPORTATION 2.6%
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT (a)
07/01/28	5.000%	$2,000,000	$2,230,460
New York Transportation Development Corp. Refunding Revenue Bonds American Airlines, Inc. Series 2016 AMT (a)
08/01/31	5.000%	1,500,000	1,642,860
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,352,700
Total			6,226,020
AIRPORT 1.3%
New York Transportation Development Corp. Revenue Bonds LaGuardia Airport Terminal B Redevelopment Project Series 2016 AMT (a)
07/01/46	4.000%	3,000,000	3,121,050

CHARTER SCHOOLS 1.2%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/33	5.000%	1,000,000	1,071,910
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,469,760
Build NYC Resource Corp. (d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/46	6.250%	265,000	264,984
Total			2,806,654
HEALTH SERVICES 0.8%
New York State Dormitory Authority Refunding Revenue Bonds Icahn School of Medicine at Mount Sinai Series 2015
07/01/40	5.000%	1,500,000	1,806,180

HIGHER EDUCATION 8.3%
Albany Capital Resource Corp. Refunding Revenue Bonds Albany College of Pharmacy & Health Services Series 2014
12/01/33	5.000%	125,000	148,076

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Build NYC Resource Corp. Refunding Revenue Bonds City University of New York-Queens Series 2014A
06/01/43	5.000%	$1,000,000	$1,192,630
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	355,180
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,320,582
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015A
07/01/50	5.000%	1,500,000	1,755,030
Pratt Institute
Series 2015A
07/01/44	5.000%	1,000,000	1,163,810
Series 2016
07/01/39	5.000%	1,000,000	1,224,370
Series 2016A
07/01/41	5.000%	500,000	612,680
St. John’s University
Series 2015A
07/01/37	5.000%	1,000,000	1,193,510
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,082,460
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,650,945
St. John’s University
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,596,673
Series 2012A
07/01/27	5.000%	240,000	285,111
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,179,000
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	555,935
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,741,695
Niagara Area Development Corp. Revenue Bonds Niagara University Project Series 2012A
05/01/35	5.000%	500,000	572,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	$1,000,000	$1,036,010
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,110,890
Total			19,777,247
HOSPITAL 11.7%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds Catholic Health System Series 2015
07/01/40	5.000%	1,000,000	1,177,790
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/29	5.000%	225,000	268,585
07/01/30	5.000%	180,000	214,079
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/41	4.000%	2,000,000	2,179,460
Series 2014A
07/01/44	5.000%	1,000,000	1,176,290
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,562,949
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,383,200
Nassau County Local Economic Assistance Corp. Revenue Bonds Catholic Health Services-Long Island Series 2014
07/01/32	5.000%	750,000	886,350
New York State Dormitory Authority
Refunding Revenue Bonds
NYU Hospitals Center
Series 2014
07/01/36	5.000%	1,000,000	1,198,510
Series 2016
07/01/40	4.000%	1,000,000	1,113,400
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/37	5.000%	2,000,000	2,389,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	$2,275,000	$2,605,717
Series 2011A
07/01/41	5.000%	2,000,000	2,250,900
New York Hospital Medical Center Queens
Series 2007 (FHA)
02/15/37	4.750%	975,000	995,065
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	900,000	982,224
University of Rochester
Series 2009A
07/01/39	5.125%	1,000,000	1,119,890
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	525,505
Suffolk County Economic Development Corp. Unrefunded Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	2,990,000	3,403,188
Westchester County Healthcare Corp. Unrefunded Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	205,000	237,146
Westchester County Local Development Corp. Refunding Revenue Bonds Westchester Medical Center Series 2016
11/01/37	3.750%	1,000,000	1,029,960
Total			27,699,388
HUMAN SERVICE PROVIDER 0.4%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,059,040

INDEPENDENT POWER 0.3%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	780,000	780,429

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION 1.0%
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities-Westchester Series 1998 (b)
08/01/19	0.000%	$1,200,000	$1,166,520
Suffolk County Judicial Facilities Agency Revenue Bonds H. Lee Dennison Building Series 2013
11/01/25	5.000%	1,000,000	1,175,780
Total			2,342,300
LOCAL GENERAL OBLIGATION 4.6%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2009I-1
04/01/27	5.125%	1,500,000	1,668,315
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/31	5.000%	500,000	615,025
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,934,170
County of Erie Limited General Obligation Bonds Public Improvement Series 2015A
09/15/28	5.000%	275,000	342,669
County of Nassau Limited General Obligation Refunding Bonds Series 2016A
01/01/38	5.000%	1,000,000	1,205,900
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,141,690
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program
Series 2016
10/01/33	5.000%	560,000	698,152
Revenue Bonds
School Districts Bond Financing Program
Series 2013F
10/01/21	5.000%	1,000,000	1,199,720
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	630,585

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Town of Oyster Bay Limited General Obligation Bonds BAN Series 2016C
06/01/18	4.000%	$1,500,000	$1,521,030
Total			10,957,256
MULTI-FAMILY 1.8%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	178,401
Series 2009C-1
11/01/34	5.500%	500,000	542,235
Series 2009M
11/01/45	5.150%	1,250,000	1,314,075
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,303,931
Total			4,338,642
MUNICIPAL POWER 3.5%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	1,000,000	1,190,100
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/23	5.000%	735,000	904,594
09/01/26	5.000%	1,030,000	1,295,029
09/01/45	5.000%	1,380,000	1,658,912
Series 2009A
04/01/23	5.000%	750,000	816,690
Series 2012A
09/01/37	5.000%	2,000,000	2,354,880
Total			8,220,205
NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	620,000	633,045

OTHER BOND ISSUE 0.5%
New York City Trust for Cultural Resources Refunding Revenue Bonds Alvin Ailey Dance Foundation Series 2016 (c)
07/01/41	4.000%	1,075,000	1,190,487

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OTHER INDUSTRIAL DEVELOPMENT BOND 2.3%
New York Liberty Development Corp. Revenue Bonds Goldman Sachs Headquarters Series 2007
10/01/37	5.500%	$2,000,000	$2,779,320
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,566,200
Total			5,345,520
POOL / BOND BANK 0.9%
New York State Dormitory Authority Unrefunded Revenue Bonds School Districts Bond Financing Program Series 2009 (AGM)
10/01/36	5.125%	15,000	16,974
New York State Environmental Facilities Corp. Revenue Bonds Series 2009A
06/15/34	5.000%	2,000,000	2,236,000
Total			2,252,974
PORTS 5.7%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,558,400
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,929,748
Port Authority of New York & New Jersey (a)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/35	5.000%	3,135,000	3,819,370
195th Series 2016 AMT
04/01/36	5.000%	2,000,000	2,446,580
Consolidated 186th
Series 2014 AMT
10/15/44	5.000%	1,000,000	1,186,950
Revenue Bonds
Consolidated 147th
Series 2007 (NPFGC) AMT
10/15/26	5.000%	500,000	513,785
Total			13,454,833
PREP SCHOOL 1.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/33	5.000%	500,000	606,960
06/01/35	5.000%	700,000	844,151

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PREP SCHOOL (CONTINUED)
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	$750,000	$897,833
Rensselaer County Industrial Development Agency Refunding Revenue Bonds Emma Willard School Project Series 2015A
01/01/36	5.000%	500,000	592,310
Total			2,941,254
RECREATION 2.6%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/40	5.000%	900,000	1,057,428
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/32	5.000%	500,000	574,415
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	507,610
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/49	7.000%	250,000	289,112
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/41	5.000%	2,000,000	2,376,260
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	827,445
New York City Trust for Cultural Resources (c)
Refunding Revenue Bonds
Museum of Modern Art
Series 2016S
04/01/31	4.000%	500,000	587,530
Total			6,219,800
REFUNDED / ESCROWED 9.7%
Albany Industrial Development Agency Prerefunded 11/15/17 Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	1,000,000	1,061,940
Great Neck North Water Authority Prerefunded 01/01/18 Revenue Bonds Series 2008
01/01/33	5.000%	690,000	733,643

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)
Long Island Power Authority Prerefunded 05/01/19 Revenue Bonds Series 2008A
05/01/33	6.000%	$1,000,000	$1,144,290
Metropolitan Transportation Authority Prerefunded 11/15/18 Revenue Bonds Series 2009A
11/15/26	5.300%	700,000	775,152
Nassau County Interim Finance Authority Prerefunded 05/15/19 Revenue Bonds Sales Tax Secured Series 2009
11/15/24	5.000%	235,000	263,087
New York City Trust for Cultural Resources Prerefunded 10/01/18 Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/31	5.000%	750,000	821,190
New York City Water & Sewer System Prerefunded 06/15/18 Revenue Bonds Fiscal 2009 Series 2008A
06/15/40	5.750%	230,000	252,098
New York State Dormitory Authority
Prerefunded 01/01/17 Revenue Bonds
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,018,870
Prerefunded 05/01/17 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,033,730
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	2,000,000	2,264,260
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center
Series 2007B
07/01/24	5.250%	540,000	563,468
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,102,640
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,125,910
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,128,390
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/31	5.750%	800,000	954,656

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)
Prerefunded 08/15/16 Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	$1,000,000	$1,001,860
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/36	5.125%	985,000	1,123,166
Onondaga Civic Development Corp. Prerefunded 07/01/19 Revenue Bonds St. Joseph’s Hospital Health Center Project Series 2014
07/01/31	5.125%	1,000,000	1,129,010
Seneca County Industrial Development Agency Prerefunded 10/01/17 Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	788,985
Suffolk County Economic Development Corp. Prerefunded 07/01/21 Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	510,000	610,179
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,235,060
Westchester County Healthcare Corp. Prerefunded 11/01/20 Revenue Bonds Senior Lien Series 2010C
11/01/37	6.125%	1,645,000	2,008,414
Total			23,139,998
RESOURCE RECOVERY 1.0%
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(d)
01/01/35	5.000%	750,000	850,440
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (a)
01/01/24	5.250%	1,500,000	1,494,285
Total			2,344,725
RETIREMENT COMMUNITIES 3.6%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,077,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RETIREMENT COMMUNITIES (CONTINUED)
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	$1,225,000	$1,395,888
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,344,759
Tompkins County Development Corp. Refunding Revenue Bonds Kendal at Ithaca, Inc. Project Series 2014
07/01/44	5.000%	1,800,000	2,053,494
Ulster County Capital Resource Corp. Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A (b)(d)
09/15/44	0.000%	1,100,000	983,884
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,750,000	1,779,312
Total			8,634,677
SALES TAX —%
Nassau County Interim Finance Authority Unrefunded Revenue Bonds Sales Tax Secured Series 2009
11/15/24	5.000%	15,000	16,713

SINGLE FAMILY 0.9%
State of New York Mortgage Agency Refunding Revenue Bonds Series 2016-195
10/01/46	4.000%	1,895,000	2,080,198

SPECIAL NON PROPERTY TAX 7.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11/15/34	5.000%	1,000,000	1,135,980
Metropolitan Transportation Authority (b)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,500,000	1,641,625
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,107,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2009S-5
01/15/32	5.000%	$1,000,000	$1,099,480
Series 2016S-1
07/15/40	4.000%	3,000,000	3,350,220
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Series 2016F-3
02/01/34	4.000%	2,000,000	2,288,820
Unrefunded Revenue Bonds
Future Tax Secured
Subordinated Series 2007
11/01/26	5.000%	345,000	356,647
New York City Transitional Finance Authority Refunded Revenue Bonds Future Tax Secured Subordinated Series 2012B
11/01/30	5.000%	500,000	611,800
New York Convention Center Development Corp. Refunding Revenue Bonds Hotel Unit Fee Secured Series 2015
11/15/45	5.000%	1,500,000	1,813,395
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	566,635
Series 2009A
03/15/28	5.000%	1,545,000	1,711,505
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds Series 2009A-1
04/01/29	5.000%	1,000,000	1,108,360
Total			16,791,987
STATE APPROPRIATED 2.4%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,172,820
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,318,420
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,074,310
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,041,590
Total			5,607,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STUDENT LOAN —%
State of New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	$75,000	$80,481

TOBACCO 0.5%
Chautauqua Tobacco Asset Securitization Corp. Refunding Revenue Bonds Series 2014
06/01/34	5.000%	1,000,000	1,085,230

TRANSPORTATION 7.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/33	5.000%	2,500,000	3,078,325
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/41	5.000%	1,000,000	1,213,060
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,580,737
Series 2011D
11/15/36	5.000%	1,000,000	1,182,230
Series 2012E
11/15/31	5.000%	2,000,000	2,420,260
Transportation
Series 2010D
11/15/34	5.000%	1,350,000	1,573,560
Series 2014B
11/15/44	5.000%	2,000,000	2,399,040
Series 2015B
11/15/40	5.000%	1,675,000	2,016,901
Transportation Program
Subordinated Series 2015A-1
11/15/45	5.000%	1,000,000	1,201,480
Total			16,665,593
TURNPIKE / BRIDGE / TOLL ROAD 6.5%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/32	5.000%	2,000,000	2,355,220
Junior Lien
Series 2016A
01/01/29	5.000%	1,000,000	1,257,430
01/01/37	4.000%	4,165,000	4,686,500
Series 2014J
01/01/41	5.000%	3,000,000	3,527,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Purpose Series 2016A
11/15/41	5.000%	$3,000,000	$3,721,470
Total			15,547,990
WATER & SEWER 5.2%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015
06/15/46	5.000%	1,000,000	1,218,360
Series 2016
06/15/33	4.000%	1,570,000	1,826,145
Series 2011AA
06/15/44	5.000%	1,000,000	1,166,680
Series 2016A
06/15/32	4.500%	1,000,000	1,213,070
Revenue Bonds
Series 2008CC
06/15/34	5.000%	3,500,000	3,777,445
Series 2009EE
06/15/40	5.250%	500,000	562,395
Unrefunded Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	770,000	844,220
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,193,930
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	535,000	560,734
Total			12,362,979
Total Municipal Bonds (Cost: $204,414,742)			$225,530,035

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.9%

New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2013 (e)
11/01/43	0.350%	1,540,000	1,540,000
New York City Water & Sewer System (e)
Revenue Bonds
2nd General Resolution
Series 2013
06/15/50	0.390%	1,600,000	1,600,000
New York City Water & Sewer System (e)(f)

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)

Revenue Bonds
2nd General Resolution
VRDN Series 2013 (JPMorgan Chase Bank)
06/15/50	0.390%	$1,400,000	$1,400,000

Total Floating Rate Notes (Cost: $4,540,000)			$4,540,000

	Shares	Value

Money Market Funds 2.7%

Dreyfus New York Municipal Cash Management Fund, Institutional Shares, 0.160% (g)	1,004,890	$1,004,890

	Shares	Value

Money Market Funds (continued)

JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.180% (g)	5,405,389	$5,405,389
Total Money Market Funds (Cost: $6,410,279)		$6,410,279
Total Investments
(Cost: $215,365,021) (h)		$236,480,314(i)
Other Assets & Liabilities, Net		1,124,524
Net Assets		$237,604,838

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $2,099,308 or 0.88% of net assets.

(e)	Variable rate security.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(h)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $215,365,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,151,000
Unrealized Depreciation	(36,000)
Net Unrealized Appreciation	$21,115,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	225,530,035	—	225,530,035
Floating Rate Notes	—	4,540,000	—	4,540,000
Money Market Funds	6,410,279	—	—	6,410,279
Total Investments	6,410,279	230,070,035	—	236,480,314

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Strategic Income Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 46.7%
Aerospace & Defense 0.7%
L-3 Communications Corp.
05/28/24	3.950%		$10,705,000	$11,418,692
Northrop Grumman Corp.
08/01/23	3.250%		2,744,000	2,941,595
TransDigm, Inc.
07/15/22	6.000%		2,425,000	2,502,649
07/15/24	6.500%		3,662,000	3,803,646
Total				20,666,582
Automotive 0.1%
Gates Global LLC/Co. (b)
07/15/22	6.000%		1,045,000	950,950
ZF North America Capital, Inc. (b)
04/29/25	4.750%		2,029,000	2,120,305
Total				3,071,255
Banking 1.4%
Agromercantil Senior Trust (b)
04/10/19	6.250%		1,295,000	1,351,656
Ally Financial, Inc.
05/19/22	4.625%		2,127,000	2,197,808
09/30/24	5.125%		1,750,000	1,861,563
03/30/25	4.625%		1,358,000	1,391,950
11/01/31	8.000%		5,508,000	6,705,990
Subordinated
11/20/25	5.750%		2,062,000	2,147,057
BBVA Bancomer SA Subordinated (b)(c)
11/12/29	5.350%		1,600,000	1,647,474
Banco de Bogota SA Subordinated (b)
05/12/26	6.250%		1,500,000	1,583,084
Banco de Credito del Peru Subordinated (b)(c)
10/15/22	7.170%	PEN	2,000,000	561,791
Bank of America Corp.
04/19/26	3.500%		7,615,000	7,950,022
Citigroup, Inc.
05/01/26	3.400%		6,995,000	7,208,382
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	965,300
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	998,750
Popular, Inc.
07/01/19	7.000%		714,000	726,495
Synovus Financial Corp.
02/15/19	7.875%		3,705,000	4,131,075
Total				41,428,397
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Brokerage/Asset Managers/Exchanges (continued)
11/15/22	5.375%	$1,763,000	$1,868,780
09/15/23	4.625%	1,153,000	1,193,355
National Financial Partners Corp. (b)
07/15/21	9.000%	462,000	464,310
Total			3,526,445
Building Materials 0.8%
Allegion PLC
09/15/23	5.875%	685,000	729,525
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,646,000	1,724,185
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	2,031,000	2,102,085
12/15/23	5.750%	3,171,000	3,341,441
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,060,000	2,214,500
Cementos Pacasmayo SAA (b)
02/08/23	4.500%	650,000	661,375
Cemex SAB de CV (b)
01/15/21	7.250%	2,453,000	2,667,392
04/16/26	7.750%	1,550,000	1,715,935
Eagle Materials, Inc. (d)
08/01/26	4.500%	455,000	462,394
Gibraltar Industries, Inc.
02/01/21	6.250%	723,000	744,690
HD Supply, Inc. (b)
12/15/21	5.250%	2,390,000	2,530,413
04/15/24	5.750%	1,807,000	1,924,184
RSI Home Products, Inc. (b)
03/15/23	6.500%	921,000	967,050
Union Andina de Cementos SAA (b)
10/30/21	5.875%	676,000	704,730
Total			22,489,899
Cable and Satellite 2.8%
Altice US Finance I Corp. (b)
07/15/23	5.375%	4,057,000	4,188,852
05/15/26	5.500%	3,655,000	3,782,925
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	2,716,000	2,807,665
04/01/24	5.875%	1,453,000	1,551,078
05/01/25	5.375%	1,568,000	1,630,720
02/15/26	5.750%	3,586,000	3,783,230
05/01/26	5.500%	80,000	83,500
05/01/27	5.875%	766,000	808,130
CSC Holdings LLC
11/15/21	6.750%	2,247,000	2,384,629
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	1,490,000	1,536,563
12/15/21	5.125%	1,569,000	1,565,077
07/15/25	7.750%	942,000	1,003,230
DISH DBS Corp.
07/15/22	5.875%	1,382,000	1,381,143

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
11/15/24	5.875%	$5,215,000	$5,032,475
DISH DBS Corp. (b)
07/01/26	7.750%	3,542,000	3,672,611
DigitalGlobe, Inc. (b)
02/01/21	5.250%	1,265,000	1,223,888
Hughes Satelite Systems Corp. (b)
08/01/26	5.250%	2,032,000	2,026,920
Hughes Satellite Systems Corp.
06/15/19	6.500%	3,995,000	4,339,569
NBCUniversal Media LLC
01/15/43	4.450%	990,000	1,140,695
Neptune Finco Corp. (b)
01/15/23	10.125%	828,000	949,095
10/15/25	6.625%	6,387,000	6,858,041
10/15/25	10.875%	2,508,000	2,937,495
Quebecor Media, Inc.
01/15/23	5.750%	4,930,000	5,151,850
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	2,357,000	2,410,032
07/15/26	5.375%	943,000	961,860
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	3,896,000	3,925,532
Unitymedia GmbH (b)
01/15/25	6.125%	796,000	839,780
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/23	5.500%	1,750,000	1,837,500
01/15/25	5.000%	3,781,000	3,913,335
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	9,442,000	9,418,395
Total			83,145,815
Chemicals 1.0%
Angus Chemical Co. (b)
02/15/23	8.750%	1,488,000	1,473,120
Chemours Co. (The)
05/15/23	6.625%	1,976,000	1,704,300
05/15/25	7.000%	4,100,000	3,485,000
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	1,324,000	1,369,519
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,102,065
INEOS Group Holdings SA (b)(d)
08/01/24	5.625%	1,688,000	1,666,900
LYB International Finance BV
03/15/44	4.875%	4,790,000	5,263,501
Mexichem SAB de CV (b)
09/17/44	5.875%	1,200,000	1,183,140
NOVA Chemicals Corp. (b)
05/01/25	5.000%	2,133,000	2,164,995

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
PQ Corp. (b)
11/15/22	6.750%	$5,633,000	$5,956,898
Platform Specialty Products Corp. (b)
05/01/21	10.375%	739,000	742,695
02/01/22	6.500%	906,000	785,955
Valvoline, Inc. (b)
07/15/24	5.500%	314,000	327,345
Total			28,225,433
Construction Machinery 0.1%
United Rentals North America, Inc.
05/15/20	7.375%	269,000	279,464
09/15/26	5.875%	3,968,000	4,121,760
Total			4,401,224
Consumer Cyclical Services 0.5%
APX Group, Inc.
12/01/19	6.375%	1,696,000	1,738,400
12/01/20	8.750%	3,045,000	2,892,750
APX Group, Inc. (b)
12/01/22	7.875%	3,434,000	3,614,285
IHS Markit Ltd. (b)
11/01/22	5.000%	2,302,000	2,365,305
Interval Acquisition Corp.
04/15/23	5.625%	4,119,000	4,242,570
Total			14,853,310
Consumer Products 0.7%
Prestige Brands, Inc. (b)
03/01/24	6.375%	1,744,000	1,839,920
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	1,598,000	1,705,865
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	4,275,000	4,478,062
Spectrum Brands, Inc.
11/15/20	6.375%	2,086,000	2,174,655
11/15/22	6.625%	2,055,000	2,180,869
07/15/25	5.750%	1,409,000	1,525,243
Springs Industries, Inc.
06/01/21	6.250%	2,499,000	2,570,846
Tempur Sealy International, Inc.
10/15/23	5.625%	2,121,000	2,195,235
Tempur Sealy International, Inc. (b)
06/15/26	5.500%	1,533,000	1,551,212
Total			20,221,907
Diversified Manufacturing 0.1%
Entegris, Inc. (b)
04/01/22	6.000%	1,983,000	2,042,490
Manitowoc Foodservice, Inc. (b)
02/15/24	9.500%	966,000	1,095,202

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
WESCO Distribution, Inc. (b)
06/15/24	5.375%	$852,000	$875,430
Total			4,013,122
Electric 3.3%
AES Corp. (The)
07/01/21	7.375%	3,126,000	3,548,010
05/15/26	6.000%	1,179,000	1,242,371
CMS Energy Corp.
03/31/43	4.700%	4,755,000	5,512,667
Calpine Corp. (b)
01/15/22	6.000%	690,000	721,050
01/15/24	5.875%	2,175,000	2,289,188
DTE Energy Co.
12/01/23	3.850%	1,615,000	1,763,712
06/01/24	3.500%	6,660,000	7,179,980
Duke Energy Corp.
08/15/22	3.050%	5,280,000	5,497,694
10/15/23	3.950%	7,536,000	8,264,053
Emera US Finance LP (b)
06/15/46	4.750%	4,925,000	5,423,907
NRG Energy, Inc.
07/15/22	6.250%	2,129,000	2,139,645
03/15/23	6.625%	2,000,000	2,016,000
05/01/24	6.250%	246,000	242,925
NRG Energy, Inc. (b)
05/15/26	7.250%	953,000	978,016
NRG Energy, Inc. (b)(d)
01/15/27	6.625%	1,632,000	1,613,640
NRG Yield Operating LLC
08/15/24	5.375%	4,650,000	4,754,625
PPL Capital Funding, Inc.
06/01/23	3.400%	10,255,000	10,738,103
03/15/24	3.950%	7,750,000	8,393,025
Pacific Gas & Electric Co.
02/15/44	4.750%	4,800,000	5,797,925
Progress Energy, Inc.
04/01/22	3.150%	8,094,000	8,439,913
Southern Co. (The)
07/01/46	4.400%	7,700,000	8,530,553
Total			95,087,002
Finance Companies 1.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	5,539,000	5,912,882
10/01/21	5.000%	2,284,000	2,490,702
Aircastle Ltd.
02/15/22	5.500%	862,000	922,340
04/01/23	5.000%	702,000	736,258
Navient Corp.
03/25/20	8.000%	1,154,000	1,231,895
07/26/21	6.625%	760,000	767,600
01/25/22	7.250%	1,039,000	1,055,884
03/25/24	6.125%	1,599,000	1,511,055

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
10/25/24	5.875%	$1,278,000	$1,178,955
OneMain Financial Holdings LLC (b)
12/15/19	6.750%	2,017,000	2,037,170
12/15/21	7.250%	3,495,000	3,495,000
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	5,926,000	5,659,330
Quicken Loans, Inc. (b)
05/01/25	5.750%	1,924,000	1,907,165
Springleaf Finance Corp.
10/01/23	8.250%	860,000	849,250
iStar, Inc.
07/01/19	5.000%	1,126,000	1,109,110
Total			30,864,596
Food and Beverage 2.0%
Aramark Services, Inc.
01/15/24	5.125%	799,000	824,968
ConAgra Foods, Inc.
09/15/22	3.250%	3,130,000	3,257,660
01/25/23	3.200%	5,148,000	5,372,165
Constellation Brands, Inc.
05/01/23	4.250%	1,487,000	1,576,220
11/15/24	4.750%	2,715,000	2,952,562
12/01/25	4.750%	229,000	248,751
FAGE International SA/USA Dairy Industry, Inc. (b)(d)
08/15/26	5.625%	1,658,000	1,693,232
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	9,910,000	10,346,932
JBS Investments GmbH (b)
04/03/24	7.250%	4,800,000	4,946,400
MHP SA (b)
04/02/20	8.250%	3,609,000	3,401,482
Molson Coors Brewing Co.
05/01/42	5.000%	5,147,000	6,036,793
07/15/46	4.200%	3,170,000	3,340,273
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	271,000	287,938
Post Holdings, Inc. (b)
12/15/22	6.000%	1,316,000	1,388,380
03/15/24	7.750%	3,200,000	3,540,000
Post Holdings, Inc. (b)(d)
08/15/26	5.000%	2,482,000	2,474,244
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,250,000	4,615,589
Treehouse Foods, Inc. (b)
02/15/24	6.000%	410,000	440,750
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,988,000	2,268,805
Total			59,013,144

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming 1.4%
Boyd Gaming Corp.
05/15/23	6.875%	$980,000	$1,049,825
Boyd Gaming Corp. (b)
04/01/26	6.375%	2,849,000	3,037,746
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,336,000	1,424,510
International Game Technology PLC (b)
02/15/22	6.250%	1,963,000	2,056,243
02/15/25	6.500%	4,512,000	4,760,160
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (b)
05/01/24	5.625%	899,000	962,829
MGM Resorts International
03/01/18	11.375%	3,045,000	3,448,462
12/15/21	6.625%	4,363,000	4,829,317
Penn National Gaming, Inc.
11/01/21	5.875%	838,000	870,473
Pinnacle Entertainment, Inc. (b)
05/01/24	5.625%	731,000	746,073
Rivers Pittsburgh Borrower LP/Finance Corp. (b)
08/15/21	6.125%	590,000	604,750
Scientific Games International, Inc.
12/01/22	10.000%	3,853,000	3,424,354
Scientific Games International, Inc. (b)
01/01/22	7.000%	5,766,000	5,996,640
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	1,145,000	1,145,000
10/01/20	7.804%	1,695,000	1,791,513
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	3,303,000	3,286,485
Tunica-Biloxi Gaming Authority (b)(e)
08/15/16	0.000%	2,397,000	982,770
Total			40,417,150
Health Care 2.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	524,000	516,140
03/01/24	6.500%	2,077,000	2,145,790
Alere, Inc. (b)
07/01/23	6.375%	1,171,000	1,172,464
Amsurg Corp.
07/15/22	5.625%	1,400,000	1,470,000
CHS/Community Health Systems, Inc.
08/01/21	5.125%	4,348,000	4,326,260
02/01/22	6.875%	3,493,000	3,003,980
Change Healthcare Holdings, Inc.
12/31/19	11.000%	2,635,000	2,793,100
Change Healthcare Holdings, Inc. (b)
02/15/21	6.000%	992,000	1,051,520
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	1,039,000	1,044,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
DaVita HealthCare Partners, Inc.
05/01/25	5.000%	$2,769,000	$2,800,151
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	894,300
01/31/22	5.875%	1,960,000	2,209,900
10/15/24	4.750%	1,465,000	1,560,225
HCA, Inc.
02/15/20	6.500%	2,296,000	2,528,470
02/15/22	7.500%	3,328,000	3,777,280
02/01/25	5.375%	6,629,000	6,898,336
04/15/25	5.250%	4,188,000	4,468,072
HealthSouth Corp.
11/01/24	5.750%	597,000	619,388
09/15/25	5.750%	1,050,000	1,084,251
Hologic, Inc. (b)
07/15/22	5.250%	1,697,000	1,798,820
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	1,262,000	1,288,818
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
02/15/21	7.875%	2,537,000	2,735,216
MEDNAX, Inc. (b)
12/01/23	5.250%	1,078,000	1,123,815
MPH Acquisition Holdings LLC (b)
06/01/24	7.125%	1,804,000	1,930,280
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	2,051,000	2,122,785
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	720,000	748,800
Teleflex, Inc.
06/01/26	4.875%	539,000	551,128
Tenet Healthcare Corp.
10/01/20	6.000%	1,506,000	1,592,520
04/01/21	4.500%	4,045,000	4,065,225
04/01/22	8.125%	3,349,000	3,457,842
Universal Health Services, Inc. (b)
06/01/26	5.000%	3,040,000	3,131,200
Total			68,910,271
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/46	4.375%	3,410,000	3,549,176
Centene Corp.
05/15/22	4.750%	1,691,000	1,741,730
02/15/24	6.125%	3,818,000	4,101,983
Molina Healthcare, Inc. (b)
11/15/22	5.375%	3,228,000	3,292,560
Total			12,685,449
Home Construction 0.2%
CalAtlantic Group, Inc.
11/15/24	5.875%	1,191,000	1,271,393
Meritage Homes Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction (continued)
03/01/18	4.500%	$1,527,000	$1,561,357
04/15/20	7.150%	588,000	642,390
04/01/22	7.000%	1,368,000	1,501,380
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/23	5.875%	1,265,000	1,315,600
03/01/24	5.625%	695,000	698,475
Total			6,990,595
Independent Energy 3.3%
Anadarko Petroleum Corp.
03/15/40	6.200%	985,000	1,062,393
Antero Resources Corp.
12/01/22	5.125%	3,770,000	3,515,525
Canadian Natural Resources Ltd.
02/01/35	5.850%	995,000	1,025,415
03/15/38	6.250%	2,246,000	2,387,357
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	6,369,000	6,034,627
Concho Resources, Inc.
04/01/23	5.500%	8,062,000	7,961,225
Continental Resources, Inc.
09/15/22	5.000%	5,193,000	4,855,455
06/01/24	3.800%	834,000	713,070
CrownRock LP/Finance, Inc. (b)
04/15/21	7.125%	1,276,000	1,295,140
02/15/23	7.750%	5,147,000	5,378,615
Denbury Resources, Inc. (b)
05/15/21	9.000%	2,460,000	2,460,000
Diamondback Energy, Inc.
10/01/21	7.625%	3,084,000	3,261,330
Extraction Oil & Gas Holdings LLC/Finance Corp. (b)
07/15/21	7.875%	4,622,000	4,622,000
Kosmos Energy Ltd. (b)
08/01/21	7.875%	1,150,000	1,118,375
08/01/21	7.875%	1,808,000	1,758,280
Laredo Petroleum, Inc.
01/15/22	5.625%	897,000	811,785
05/01/22	7.375%	2,834,000	2,756,065
03/15/23	6.250%	6,647,000	6,048,770
Marathon Oil Corp.
06/01/45	5.200%	5,000,000	4,376,815
Newfield Exploration Co.
07/01/24	5.625%	1,810,000	1,787,375
Oasis Petroleum, Inc.
03/15/22	6.875%	1,574,000	1,373,315
01/15/23	6.875%	3,113,000	2,614,920
PDC Energy, Inc.
10/15/22	7.750%	1,447,000	1,494,028
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	4,487,000	4,599,175
06/01/24	6.250%	1,955,000	1,962,331

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
QEP Resources, Inc.
05/01/23	5.250%	$91,000	$85,768
RSP Permian, Inc.
10/01/22	6.625%	6,055,000	6,206,375
WPX Energy, Inc.
01/15/22	6.000%	7,126,000	6,449,030
Whiting Petroleum Corp.
03/15/21	5.750%	2,806,000	2,350,025
Woodside Finance Ltd. (b)
03/05/25	3.650%	4,710,000	4,676,182
Total			95,040,766
Integrated Energy 0.4%
Cenovus Energy, Inc.
09/15/42	4.450%	3,943,000	3,221,155
09/15/43	5.200%	8,345,000	7,629,541
Total			10,850,696
Leisure —%
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	1,317,000	1,274,198
Life Insurance 2.3%
Five Corners Funding Trust (b)
11/15/23	4.419%	22,756,000	24,716,794
Guardian Life Insurance Co. of America (The) Subordinated (b)
06/19/64	4.875%	2,110,000	2,225,579
MetLife, Inc.
09/15/23	4.368%	2,795,000	3,113,812
03/01/45	4.050%	9,740,000	9,777,859
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	15,730,000	15,975,498
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	9,550,000	10,923,672
Total			66,733,214
Lodging 0.3%
Choice Hotels International, Inc.
07/01/22	5.750%	1,549,000	1,684,537
Grupo Posadas SAB de CV (b)
06/30/22	7.875%	2,650,000	2,736,125
Playa Resorts Holding BV (b)
08/15/20	8.000%	4,531,000	4,627,284
Total			9,047,946
Media and Entertainment 3.2%
21st Century Fox America, Inc.
09/15/44	4.750%	8,832,000	10,027,897

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
AMC Networks, Inc.
04/01/24	5.000%	$2,125,000	$2,162,188
Activision Blizzard, Inc. (b)
09/15/21	5.625%	5,679,000	5,943,329
09/15/23	6.125%	647,000	706,039
Lamar Media Corp.
01/15/24	5.375%	828,000	869,400
MDC Partners, Inc. (b)
05/01/24	6.500%	6,020,000	5,824,350
Match Group, Inc. (b)
06/01/24	6.375%	2,214,000	2,366,213
Netflix, Inc.
03/01/24	5.750%	1,675,000	1,775,500
02/15/25	5.875%	6,568,000	7,027,760
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	724,000	752,960
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	922,000	950,813
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	1,738,000	1,837,935
03/15/25	5.875%	3,510,000	3,738,150
Scripps Networks Interactive, Inc.
11/15/24	3.900%	7,335,000	7,496,399
06/15/25	3.950%	7,400,000	7,867,983
Sky PLC (b)
11/26/22	3.125%	16,821,000	17,342,434
Thomson Reuters Corp.
05/23/43	4.500%	7,920,000	8,189,438
Univision Communications, Inc. (b)
05/15/23	5.125%	5,009,000	5,146,747
02/15/25	5.125%	4,269,000	4,391,734
Total			94,417,269
Metals 0.4%
ArcelorMittal (c)
03/01/21	6.500%	1,014,000	1,069,770
02/25/22	7.250%	4,092,000	4,480,740
Freeport-McMoRan, Inc.
03/01/22	3.550%	790,000	675,450
03/15/23	3.875%	1,818,000	1,563,571
11/14/24	4.550%	4,139,000	3,549,192
Total			11,338,723
Midstream 4.7%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	8,147,000	9,800,230
Energy Transfer Equity LP
06/01/27	5.500%	3,640,000	3,537,716
Enterprise Products Operating LLC
02/15/45	5.100%	6,635,000	7,195,531
Holly Energy Partners LP/Finance Corp. (b)
08/01/24	6.000%	429,000	434,363

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Kinder Morgan Energy Partners LP
05/01/24	4.300%	$10,205,000	$10,361,534
11/01/42	4.700%	2,335,000	2,099,865
03/01/43	5.000%	13,508,000	12,835,747
MPLX LP (b)
02/15/23	5.500%	2,894,000	2,981,975
07/15/23	4.500%	2,196,000	2,151,907
12/01/24	4.875%	3,599,000	3,564,054
06/01/25	4.875%	2,790,000	2,787,497
Northwest Pipeline LLC
04/15/17	5.950%	500,000	513,474
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	11,422,000	11,178,860
06/15/44	4.700%	18,390,000	16,328,426
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,682,000	1,814,602
Sabine Pass Liquefaction LLC
03/01/25	5.625%	6,424,000	6,558,519
Sabine Pass Liquefaction LLC (b)
06/30/26	5.875%	999,000	1,025,224
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	2,315,000	2,381,732
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	5,578,000	5,173,595
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	3,045,000	3,174,412
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	512,000	544,000
10/15/22	6.250%	4,464,000	4,642,560
05/01/24	6.375%	1,023,000	1,077,986
TransCanada PipeLines Ltd.
10/16/43	5.000%	720,000	819,089
Western Gas Partners LP
07/01/22	4.000%	1,841,000	1,851,440
06/01/25	3.950%	2,192,000	2,150,190
Williams Companies, Inc. (The)
01/15/23	3.700%	809,000	738,213
06/24/24	4.550%	9,419,000	8,971,597
Williams Partners LP
09/15/45	5.100%	12,794,000	11,510,224
Total			138,204,562
Natural Gas 0.4%
Sempra Energy
12/01/23	4.050%	6,903,000	7,544,496
06/15/24	3.550%	3,414,000	3,607,679
Total			11,152,175
Oil Field Services 0.2%
Noble Holding International Ltd.
03/15/42	5.250%	2,245,000	1,258,547
SESI LLC
05/01/19	6.375%	550,000	530,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
Weatherford International Ltd.
06/15/21	7.750%	$2,766,000	$2,613,007
Total			4,402,304
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	904,098
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	1,476,000	1,409,580
Total			2,313,678
Other Industry 0.1%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,655,000	1,769,781
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,620,000	2,744,450
Packaging 1.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	4,857,000	4,996,882
05/15/23	4.625%	1,830,000	1,841,437
Ball Corp.
12/15/20	4.375%	1,432,000	1,532,240
Berry Plastics Corp.
10/15/22	6.000%	795,000	843,694
07/15/23	5.125%	4,020,000	4,150,650
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	689,000	689,861
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	1,527,000	1,641,525
08/15/25	6.375%	1,801,000	1,975,472
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	4,363,000	4,472,075
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	644,000	661,710
10/15/20	5.750%	3,430,000	3,541,475
Reynolds Group Issuer, Inc./LLC (b)
07/15/23	5.125%	2,299,000	2,370,844
07/15/24	7.000%	3,073,000	3,247,777
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	300,000	312,000
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	719,000	714,053
Total			32,991,695
Pharmaceuticals 0.9%
Capsugel SA PIK (b)
05/15/19	7.000%	474,000	478,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Concordia International Corp. (b)
04/15/23	7.000%	$886,000	$730,950
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	2,665,000	2,298,562
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,735,000	1,808,738
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	2,868,000	3,042,374
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	53,000	50,880
04/15/25	5.500%	1,959,000	1,807,178
Quintiles Transnational Corp. (b)
05/15/23	4.875%	1,308,000	1,337,587
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	7,167,000	6,468,217
07/15/21	7.500%	3,913,000	3,639,090
05/15/23	5.875%	5,582,000	4,647,015
04/15/25	6.125%	1,026,000	851,580
Total			27,160,319
Property & Casualty 1.4%
Alliant Holdings I LP (b)
08/01/23	8.250%	145,000	144,456
HUB International Ltd. (b)
02/15/21	9.250%	582,000	614,010
10/01/21	7.875%	7,256,000	7,274,140
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	480,000	463,200
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	9,173,026
06/15/23	4.250%	10,370,000	11,095,340
Loews Corp.
04/01/26	3.750%	11,415,000	12,259,413
Total			41,023,585
Railroads —%
Panama Canal Railway Co. (b)
11/01/26	7.000%	498,585	497,339
Restaurants 0.5%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	3,563,000	3,669,890
04/01/22	6.000%	1,050,000	1,101,187
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b)
06/01/26	5.250%	1,115,000	1,179,804
Yum! Brands, Inc.
11/01/21	3.750%	3,050,000	3,050,000
11/01/23	3.875%	4,440,000	4,373,400
Total			13,374,281

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers 0.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$2,662,000	$2,735,205
CVS Health Corp.
06/01/26	2.875%	3,285,000	3,385,872
Group 1 Automotive, Inc.
06/01/22	5.000%	828,000	819,720
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	2,032,000	2,016,760
Hanesbrands, Inc. (b)
05/15/24	4.625%	1,173,000	1,202,325
05/15/26	4.875%	1,173,000	1,199,393
Penske Automotive Group, Inc.
12/01/24	5.375%	1,605,000	1,596,975
05/15/26	5.500%	1,071,000	1,057,613
Rite Aid Corp.
06/15/21	6.750%	1,061,000	1,115,376
Junior Subordinated
02/15/27	7.700%	1,004,000	1,194,760
Rite Aid Corp. (b)
04/01/23	6.125%	2,225,000	2,361,281
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	532,000	571,900
Total			19,257,180
Supermarkets 0.1%
Cencosud SA (b)
02/12/45	6.625%	2,000,000	2,125,406

Supranational —%
Corporación Andina de Fomento
06/15/22	4.375%	1,150,000	1,282,112

Technology 2.2%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	1,321,000	1,357,328
08/01/22	5.375%	5,687,000	5,573,260
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	3,309,000	3,548,902
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/15/21	5.875%	1,397,000	1,459,861
06/15/23	5.450%	1,735,000	1,837,594
06/15/24	7.125%	1,553,000	1,670,986
06/15/26	6.020%	3,450,000	3,696,040
Equinix, Inc.
01/01/22	5.375%	1,122,000	1,180,905
04/01/23	5.375%	580,000	606,291
01/15/26	5.875%	4,604,000	4,960,810
First Data Corp. (b)
08/15/23	5.375%	1,911,000	1,961,164
12/01/23	7.000%	6,969,000	7,169,359
01/15/24	5.750%	6,635,000	6,668,042

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
IMS Health, Inc. (b)
11/01/20	6.000%	$1,511,000	$1,539,951
Infor US, Inc. (b)
08/15/20	5.750%	373,000	393,515
Informatica LLC (b)
07/15/23	7.125%	460,000	453,100
MSCI, Inc. (b)
11/15/24	5.250%	1,861,000	1,972,660
08/15/25	5.750%	1,566,000	1,705,687
PTC, Inc.
05/15/24	6.000%	2,399,000	2,553,016
Qualitytech LP/Finance Corp.
08/01/22	5.875%	1,773,000	1,817,325
Riverbed Technology, Inc. (b)
03/01/23	8.875%	2,069,000	2,162,105
Sensata Technologies UK Financing Co. PLC (b)
02/15/26	6.250%	815,000	881,219
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	2,100,000	2,266,698
VeriSign, Inc.
05/01/23	4.625%	1,734,000	1,783,853
04/01/25	5.250%	2,495,000	2,607,275
Zebra Technologies Corp.
10/15/22	7.250%	3,181,000	3,395,717
Total	65,222,663
Transportation Services 0.2%
ACI Airport SudAmerica SA (b)
11/29/32	6.875%	1,697,875	1,570,535
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950	% MXN	32,521,422	1,788,626
ERAC U.S.A. Finance LLC (b)
12/01/26	3.300%	2,000,000	2,063,886
02/15/45	4.500%	436,000	476,088
Hertz Corp. (The)
01/15/21	7.375%	236,000	244,850
10/15/22	6.250%	472,000	495,600
Total	6,639,585
Wireless 2.0%
SBA Communications Corp
07/15/22	4.875%	2,142,000	2,195,550
SBA Telecommunications, Inc.
07/15/20	5.750%	2,030,000	2,090,900
SFR Group SA (b)
05/15/22	6.000%	3,393,000	3,308,175
05/15/24	6.250%	2,566,000	2,461,756
05/01/26	7.375%	4,000,000	3,995,000
Sprint Capital Corp.
05/01/19	6.900%	2,440,000	2,412,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Sprint Communications, Inc. (b)
11/15/18	9.000%	$3,158,000	$3,422,483
03/01/20	7.000%	8,710,000	9,243,487
Sprint Corp.
09/15/23	7.875%	3,186,000	2,909,232
06/15/24	7.125%	1,015,000	897,057
02/15/25	7.625%	890,000	794,325
T-Mobile USA, Inc.
01/15/22	6.125%	1,189,000	1,252,166
04/28/22	6.731%	2,065,000	2,163,088
03/01/23	6.000%	828,000	875,395
04/01/23	6.625%	2,318,000	2,487,909
01/15/24	6.500%	1,670,000	1,786,900
03/01/25	6.375%	423,000	452,610
01/15/26	6.500%	7,699,000	8,338,017
Wind Acquisition Finance SA (b)
07/15/20	4.750%	5,808,000	5,782,619
04/23/21	7.375%	763,000	759,185
Total			57,628,404
Wirelines 3.0%
AT&T, Inc.
06/15/45	4.350%	21,960,000	21,989,273
CenturyLink, Inc.
06/15/21	6.450%	3,825,000	4,083,187
04/01/24	7.500%	4,801,000	5,125,067
04/01/25	5.625%	561,000	531,761
Frontier Communications Corp.
09/15/20	8.875%	2,352,000	2,527,671
07/01/21	9.250%	2,097,000	2,282,039
04/15/22	8.750%	953,000	986,355
09/15/22	10.500%	963,000	1,040,040
04/15/24	7.625%	978,000	902,205
01/15/25	6.875%	1,685,000	1,477,728
09/15/25	11.000%	6,011,000	6,416,742
Level 3 Communications, Inc.
12/01/22	5.750%	3,826,000	3,998,170
Level 3 Financing, Inc.
01/15/21	6.125%	1,312,000	1,366,120
08/15/22	5.375%	2,452,000	2,574,600
01/15/24	5.375%	793,000	830,668
Level 3 Financing, Inc. (b)
03/15/26	5.250%	439,000	459,304
Level 3 Financing, Inc. (c)
01/15/18	4.407%	474,000	475,185
Telecom Italia Capital SA
09/30/34	6.000%	2,414,000	2,365,720
Telecom Italia SpA (b)
05/30/24	5.303%	92,000	93,380
Verizon Communications, Inc.
11/01/42	3.850%	16,823,000	16,382,473
03/15/55	4.672%	5,153,000	5,352,112
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	5,058,000	5,260,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
05/15/25	6.375%	$2,060,000	$2,155,275
Total			88,675,395
Total Corporate Bonds & Notes (Cost: $1,298,209,912)			$1,365,179,322

Residential Mortgage-Backed Securities - Agency 13.6%
Federal Home Loan Mortgage Corp.
01/01/20	10.500%	1,734	1,748
Federal Home Loan Mortgage Corp. (c)(f)
CMO IO STRIPS Series 326 Class S1
03/15/44	5.519%	4,084,861	978,387
CMO IO Series 2957 Class SW
04/15/35	5.519%	3,905,747	686,743
CMO IO Series 311 Class S1
08/15/43	5.469%	77,209,047	15,221,488
CMO IO Series 318 Class S1
11/15/43	5.469%	10,326,429	2,296,276
CMO IO Series 326 Class S2
03/15/44	5.469%	40,031,633	9,144,821
CMO IO Series 3761 Class KS
06/15/40	5.519%	5,001,921	468,456
CMO IO Series 4174 Class SB
05/15/39	5.719%	16,194,798	2,130,084
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 304 Class C69
12/15/42	4.000%	14,200,986	2,261,699
CMO IO Series 4098 Class AI
05/15/39	3.500%	12,689,822	1,064,029
CMO IO Series 4120 Class AI
11/15/39	3.500%	11,553,399	1,219,811
CMO IO Series 4121 Class IA
01/15/41	3.500%	11,381,764	1,316,883
CMO IO Series 4147 Class CI
01/15/41	3.500%	23,634,745	2,658,918
CMO IO Series 4213 Class DI
06/15/38	3.500%	20,448,396	1,746,500
Federal National Mortgage Association
12/01/20	4.500%	41,318	42,723
02/01/35	5.500%	92,160	104,435
05/01/41	4.000%	5,326,364	5,697,545
Federal National Mortgage Association (c)(f)
CMO IO Series 2006-5 Class N1
08/25/34	2.121%	15,950,450	95,006
CMO IO Series 2006-5 Class N2
02/25/35	2.054%	23,080,986	782,665
CMO IO Series 2010-135 Class MS
12/25/40	5.462%	3,007,540	534,852
CMO IO Series 2013-101 Class CS
10/25/43	5.412%	22,378,770	5,698,219
CMO IO Series 2013-107 Class SB
02/25/43	5.462%	18,631,797	4,124,977
CMO IO Series 2013-124 Class SB
12/25/43	5.462%	16,949,000	3,928,715
CMO IO Series 2014-93 Class ES
01/25/45	5.662%	37,493,750	8,099,659

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2016-39 Class LS
07/25/46	5.512%	$24,743,175	$6,289,532
CMO IO Series 2016-42 Class SB
07/25/46	5.512%	75,025,726	18,596,004
Federal National Mortgage Association (d)
08/16/31- 08/11/46	3.000%	146,000,000	152,094,532
08/11/46	3.500%	82,750,000	87,398,225
Federal National Mortgage Association (f)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	10,709,905	1,553,271
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	18,623,118	1,911,844
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	13,648,728	1,232,076
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	11,467,261	1,417,998
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	16,915,778	2,079,122
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	7,124,094	680,451
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	9,836,642	1,084,635
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	14,629,862	952,678
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	6,946,578	1,213,455
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	11,296,747	1,251,197
Government National Mortgage Association (c)(f)
CMO IO Series 2016-91 Class NS
07/20/46	5.632%	44,000,000	12,677,500
Government National Mortgage Association (d)
08/18/46	3.000%	32,000,000	33,610,000
Government National Mortgage Association (f)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	21,052,188	2,473,739

Total Residential Mortgage-Backed Securities - Agency (Cost: $406,225,117)			$396,820,898

Residential Mortgage-Backed Securities - Non-Agency 12.6%
Angel Oak Mortgage Trust LLC Series 2015-1 (b)
11/25/45	4.500%	10,463,544	10,491,197
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(g)
05/25/47	4.000%	2,520,508	2,525,201
BCAP LLC Trust (b)
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,344,945	1,350,469
BCAP LLC Trust (b)(c)
CMO Series 2013-RR3 Class 6A5
03/26/36	2.781%	2,175,935	2,119,238
CMO Series 2013-RR5 Class 4A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/26/36	3.000%	$3,000,867	$2,958,601
Series 2011-RR5 Class 11A4
05/28/36	0.603%	5,948,301	5,625,100
Banc of America Funding Trust Series 2016-R1 Class M2 (b)(c)
07/25/36	3.500%	12,579,000	11,988,826
Bayview Opportunity Master Fund IIIB Trust CMO Series 2014-11RP Class A (b)(c)
06/28/19	3.228%	1,180,144	1,177,158
Bellemeade Re II Ltd. CMO Series 2016-1A Class M2A (b)(c)
04/25/26	4.988%	7,000,000	7,035,000
CAM Mortgage Trust CMO Series 2016-1 Class A (b)
01/15/56	4.000%	4,555,696	4,550,023
CIM Trust CMO Series 2015-3AG Class A2 (b)(c)
10/25/57	3.994%	10,000,000	9,827,491
COLT LLC (b)(c)
CMO Series 15-1 Class A1V
12/26/45	3.488%	9,112,818	9,052,189
COLT LLC (b)(c)(g)
CMO Series 15-1 Class A2
12/26/45	4.238%	2,987,809	2,961,143
Series 2015-A Class A1
07/27/20	3.488%	6,955,692	6,923,431
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2 (b)
05/25/46	3.500%	17,938,797	17,980,898
CTS Corp. (b)
02/27/36	3.750%	8,296,391	8,172,360
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2009-4 Class 9A2
03/25/36	2.931%	3,040,248	2,685,905
CMO Series 2010-6 Class 2A2
09/25/35	2.989%	1,143,314	983,879
CMO Series 2010-7 Class 3A4
12/25/35	5.617%	2,185,000	2,238,654
CMO Series 2013-2 Class 1A1
11/25/37	2.836%	2,145,371	2,141,094
CMO Series 2014-11 Class 3A3
09/25/36	0.613%	5,510,000	5,075,162
Series 2013-11 Class 3A3
09/25/34	2.737%	5,166,703	4,767,021
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,976,846	1,966,218
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	9,414,000	9,226,533
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,831,346	1,825,282
CMO Series 2014-RPL3 Class A1
07/25/54	3.500%	14,702,968	14,380,210
Series 2014-2R Class 18A1
01/27/37	3.000%	6,693,535	6,565,822

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2014-2R Class 19A1
05/27/36	3.000%	$4,644,137	$4,551,813
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2011-5R Class 3A1
09/27/47	3.137%	2,060,348	2,008,752
CMO Series 2014-CIM1 Class A2
01/25/58	3.994%	12,000,000	11,886,473
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	9,476,427	9,381,823
CMO Series 2014-RPL4 Class A2
08/25/62	4.764%	13,556,000	13,402,722
Series 2008-4R Class 3A4
01/26/38	3.076%	6,187,000	5,840,860
Series 2012-11 Class 3A2
06/29/47	1.460%	5,554,579	5,004,609
Credit Suisse Securities (USA) LLC (b)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	2,250,000	2,219,355
Credit Suisse Securities (USA) LLC (b)(c)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	17,455,712	17,271,214
Deephaven Residential Mortgage Trust (b)
Series 2016-1A Class A1
07/25/46	4.000%	34,000,000	33,935,155
Series 2016-1A Class A2
07/25/46	5.500%	3,961,000	3,959,071
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	947,268	962,394
GCAT LLC CMO Series 2014-2 Class A1 (b)(c)
10/25/19	3.721%	6,087,471	6,039,520
GCAT CMO Series 2015-2 Class A1 (b)(c)
07/25/20	3.750%	7,547,017	7,518,463
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A (b)(c)
01/25/55	3.721%	98,239	98,222
GMAC Mortgage Home Equity Loan Trust CMO Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	757,224	771,441
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (b)
12/27/37	4.000%	1,330,318	1,330,451
Mill City Mortgage Trust (b)(c)
Series 2015-1 Class M1
06/25/56	3.200%	5,000,000	5,124,369
Series 2015-2 Class M2
09/25/57	3.441%	10,000,000	10,048,517
NRPL Trust Series 2014-1A Class A1 (b)(c)
04/25/54	3.250%	8,704,680	8,740,434
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(c)
07/26/35	3.022%	4,142,835	4,091,371

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (b)(c)
08/26/35	2.933%	$10,000,000	$9,650,984
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A (b)(c)
05/25/54	2.981%	1,342,487	1,333,707
VML LLC CMO Series 2014-NPL1 Class A1 (b)
04/27/54	3.875%	7,046,300	7,013,382
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1 (b)(c)
04/25/46	4.250%	11,621,568	11,669,365
Vericrest Opportunity Loan Transferee XLV LLC CMO Series 2016-NPL5 Class A1 (b)
05/25/46	4.000%	8,172,958	8,161,548
Vericrest Opportunity Loan Transferee XLVIII LLC Series 2016-NPL8 Class A1 (b)
07/25/46	3.500%	15,761,000	15,744,133
Vericrest Opportunity Loan Transferee CMO Series 2015-NPL4 Class A1 (b)
02/25/55	3.500%	4,319,823	4,309,412

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $368,128,266)			$368,663,665

Commercial Mortgage-Backed Securities - Non-Agency 4.4%
American Homes 4 Rent Series 2014-SFR1 Class F (b)(c)
06/17/31	3.731%	5,215,000	4,992,510
BAMLL Re-REMIC Trust CMO PO Series 2013-FRR1 Class A1 (b)(h)
12/26/20	0.000%	4,000,000	3,286,348
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)
07/05/33	4.691%	4,500,000	4,359,976
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)
09/15/26	3.981%	8,054,000	8,019,448
Banc of America Merrill Lynch Re-Remic Trust (b)(c)
Series 2014-FRR7 Class A
10/26/44	2.740%	2,400,000	2,369,818
Series 2014-FRR7 Class B
10/26/44	2.740%	3,900,000	3,774,957
Series 2015-FR11 Class A705
09/27/44	1.872%	4,000,000	3,686,780
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)
08/10/45	5.795%	30,621,500	27,816,904
Invitation Homes Trust (b)(c)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2015-SFR3 Class E
08/17/32	4.232%	$3,000,000	$2,999,992
Series 2015-SFR3 Class F
08/17/32	5.232%	18,500,000	18,533,842
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMB (b)(c)
08/15/45	5.795%	11,800,000	11,691,995
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	3,100,000	3,118,981
ORES NPL LLC Series 2014-LV3 Class B (b)
03/27/24	6.000%	6,300,000	6,300,000
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (b)
12/25/32	5.071%	11,650,000	11,650,000
Rialto Real Estate Fund LP (b)
Series 2014-LT5 Class A
05/15/24	2.850%	431,178	430,331
Series 2014-LT6 Class B
09/15/24	5.486%	6,375,000	6,371,287
VFC LLC (b)
Series 2014-2 Class B
07/20/30	5.500%	4,969,662	4,947,461
Series 2015-3 Class A
12/20/31	2.750%	23,015	23,015
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	5,500,000	5,500,000
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $132,017,817)			$129,873,645

Asset-Backed Securities - Non-Agency 3.8%

A Voce CLO Ltd. Series 2014-1A Class C (b)(c)
07/15/26	4.180%	7,200,000	6,630,466
Apidos CDO XVII Series 2014-17A Class A2A (b)(c)
04/17/26	2.729%	4,750,000	4,755,928
Apidos CLO XXII Series 2015-22A Class D (b)(c)
10/20/27	6.696%	1,000,000	916,689
Ares CLO Ltd. Series 2014-32A Class C (b)(c)
11/15/25	4.826%	1,250,000	1,228,846
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (b)(c)
10/15/26	7.480%	4,000,000	3,864,448
Avery Point VII CLO Ltd. (b)(c)
01/15/28	7.280%	2,200,000	2,110,431

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Carlyle Global Market Strategies CLO Series 2015-5A Class C (b)(c)
01/20/28	4.542%		$6,500,000	$6,395,415
Conn’s Receivables Funding LLC (b)
Series 2016-A Class A
04/16/18	4.680%		8,263,273	8,264,149
Subordinated, Series 2016-A Class B
08/15/18	8.960%		4,000,000	4,021,428
FNA Trust Series 2015-1 Class A (b)
12/10/23	3.240%		3,177,868	3,167,746
OZLM VII Ltd. Series 2014-7A Class A2A (b)(c)
07/17/26	2.729%		6,000,000	5,984,190
OZLM XIV Ltd. Series 2015-14A Class C (b)(c)
01/15/29	5.030%		4,750,000	4,755,235
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(c)
11/25/25	4.602%		5,500,000	5,305,003
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class E (b)(c)
04/15/27	8.474%		4,000,000	4,031,580
SoFi Consumer Loan Program LLC Series 2016-2A Class A (b)(d)
10/27/25	3.090%		7,600,000	7,598,809
SoFi Professional Loan Program LLC (b)(g)(i)
Series 2015-D Class RC
10/26/37	0.000%		15	9,988,173
Series 2016-A Class RPO
01/25/38	0.000%		18	10,390,982
Series 2016-B Class RC
04/25/37	0.000%		5	2,600,000
Voya CLO Ltd. Series 2016-2A Class D (b)(c)(g)
07/19/28	7.632%		10,580,000	9,845,854
Westcott Park CLO Ltd. Series 2016-1A Class E (b)(c)
07/20/28	7.857%		10,000,000	9,402,240
Total Asset-Backed Securities - Non-Agency (Cost: $109,497,464)				$111,257,612

Inflation-Indexed Bonds(a) 2.7%

Brazil 0.1%
Brazil Notas do Tesouro Nacional
08/15/30	6.000	% BRL	2,911,640	937,749
Mexico 0.2%
Mexican Udibonos
11/15/40	4.000	% MXN	97,564,266	5,954,282

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

United States 2.4%
U.S. Treasury Inflation-Indexed Bond (j)
01/15/24	0.625%		$13,398,789	$14,054,941
02/15/46	1.000%		50,347,002	56,446,994
Total				70,501,935
Total Inflation-Indexed Bonds (Cost: $75,726,388)				$77,393,966

U.S. Treasury Obligations 4.8%

U.S. Treasury
08/31/17	0.625%		140,000,000	140,005,460
U.S. Treasury (j)
11/15/44	3.000%		920,000	1,080,928
Total U.S. Treasury Obligations (Cost: $140,910,948)				$141,086,388

Foreign Government Obligations(a)(k) 10.4%

Angola —%
Angolan Government International Bond (b)
11/12/25	9.500%		1,100,000	1,045,000
Argentina 0.8%
Argentina Republic Government International Bond (b)
04/22/21	6.875%		870,000	935,250
04/22/26	7.500%		1,780,000	1,932,190
07/06/28	6.625%		2,800,000	2,852,231
07/06/36	7.125%		2,000,000	2,036,868
04/22/46	7.625%		1,100,000	1,175,350
Argentina Republic Government International Bond (c)
12/31/33	8.280%		1,682,445	1,845,643
City of Buenos Aires Argentina (b)
06/01/27	7.500%		2,500,000	2,600,000
Provincia de Buenos Aires (b)
06/09/21	9.950%		1,806,917	2,013,981
06/09/21	9.950%		1,200,000	1,344,000
Provincia de Cordoba (b)
08/17/17	12.375%		993,000	1,062,510
06/10/21	7.125%		2,000,000	2,012,500
YPF SA (b)
03/23/21	8.500%		1,600,000	1,712,000
07/28/25	8.500%		900,000	949,500
Total				22,472,023
Brazil 1.0%
Brazil Minas SPE via State of Minas Gerais (b)
02/15/28	5.333%		2,300,000	2,167,750
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000	% BRL	57,000,000	16,152,082
Brazilian Government International Bond
01/07/25	4.250%		3,000,000	2,965,500
01/20/34	8.250%		2,460,000	3,093,450

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)

Brazil (continued)
01/07/41	5.625%		$2,800,000	$2,754,500
Petrobras Global Finance BV
01/27/21	5.375%		1,880,000	1,778,950
Total				28,912,232
Chile —%
Empresa Nacional del Petroleo (b)
07/08/19	6.250%		600,000	669,000
Colombia 0.6%
Bogota Distrito Capital (b)
07/26/28	9.750	% COP	200,000,000	67,199
Colombia Government International Bond
04/14/21	7.750	% COP	9,150,000,000	3,081,046
06/28/27	9.850	% COP	19,242,000,000	7,521,303
01/18/41	6.125%		3,100,000	3,573,587
Ecopetrol SA
01/16/25	4.125%		1,200,000	1,112,040
Emgesa SA ESP (b)
01/25/21	8.750	% COP	1,700,000,000	533,689
Empresas Publicas de Medellin ESP (b)
07/29/19	7.625%		100,000	114,750
Transportadora de Gas Internacional SA ESP (b)
03/20/22	5.700%		615,000	636,525
Total				16,640,139
Costa Rica 0.2%
Costa Rica Government International Bond (b)
03/12/45	7.158%		4,200,000	4,483,500
Croatia 0.2%
Croatia Government International Bond (b)
01/26/24	6.000%		4,692,000	5,192,871
Dominican Republic 0.6%
Banco de Reservas de la Republica Dominicana Subordinated (b)
02/01/23	7.000%		2,750,000	2,819,602
Dominican Republic International Bond (b)
05/06/21	7.500%		1,022,000	1,144,640
02/10/23	14.500	% DOP	25,000,000	637,322
04/20/27	8.625%		2,900,000	3,487,250
04/30/44	7.450%		3,900,000	4,446,000
Dominican Republic International Bond (b)(g)
02/22/19	12.000	% DOP	31,000,000	706,043
07/05/19	14.500	% DOP	101,000,000	2,476,053
01/08/21	14.000	% DOP	79,470,000	1,964,026
Total				17,680,936

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)

Ecuador 0.1%
Ecuador Government International Bond (b)
03/24/20	10.500%		$2,800,000	$2,804,200
03/28/22	10.750%		1,600,000	1,605,565
Total				4,409,765
Egypt —%
Egypt Government International Bond (b)
06/11/25	5.875%		1,000,000	933,750
El Salvador 0.1%
El Salvador Government International Bond (b)
06/15/35	7.650%		490,000	509,600
02/01/41	7.625%		1,500,000	1,539,375
Total				2,048,975
Georgia 0.2%
Georgian Railway JSC (b)
07/11/22	7.750%		5,358,000	5,947,380
Ghana —%
Ghana Government International Bond (b)
01/18/26	8.125%		800,000	692,496
Guatemala 0.1%
Guatemala Government Bond (b)
02/13/28	4.875%		2,679,000	2,933,505
Honduras —%
Honduras Government International Bond (b)
03/15/24	7.500%		1,068,000	1,204,170
Hungary 0.9%
Hungary Government Bond
06/24/25	5.500	% HUF	4,000,000,000	17,457,570
Hungary Government International Bond
11/22/23	5.750%		5,382,000	6,193,337
Magyar Export-Import Bank Zrt. (b)
01/30/20	4.000%		1,579,000	1,623,212
Total				25,274,119
Indonesia 1.4%
Indonesia Government International Bond (b)
03/13/20	5.875%		11,125,000	12,432,187
04/25/22	3.750%		1,200,000	1,254,600
Indonesia Treasury Bond
05/15/31	8.750	% IDR	201,000,000,000	17,463,744

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)

Indonesia (continued)
Majapahit Holding BV (b)
01/20/20	7.750%		$1,100,000	$1,269,675
06/29/37	7.875%		2,780,000	3,632,821
PT Pertamina Persero (b)
05/03/22	4.875%		1,600,000	1,704,797
05/30/44	6.450%		2,600,000	2,945,579
Total				40,703,403
Israel 0.5%
Israel Government Bond
08/31/25	1.750	% ILS	56,000,000	15,033,882
Ivory Coast 0.1%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		700,000	668,500
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%		924,660	883,235
Total				1,551,735
Jamaica —%
Jamaica Government International Bond
04/28/28	6.750%		950,000	1,037,875
Kazakhstan 0.2%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		1,980,000	2,178,000
04/09/21	6.375%		500,000	538,750
Kazakhstan Government International Bond (b)
07/21/45	6.500%		3,500,000	4,130,000
Total				6,846,750
Mexico 0.9%
Mexican Bonos
06/11/20	8.000	% MXN	44,530,000	2,578,584
06/10/21	6.500	% MXN	50,000	2,764
06/09/22	6.500	% MXN	55,300,000	3,063,477
06/03/27	7.500	% MXN	44,450,000	2,641,439
Mexico Government International Bond
01/11/40	6.050%		2,350,000	2,966,875
01/23/46	4.600%		1,800,000	1,894,500
Pemex Finance Ltd. (NPFGC)
08/15/17	10.610%		515,625	539,306
Pemex Finance Ltd.
11/15/18	9.150%		1,553,125	1,654,417
Pemex Project Funding Master Trust
01/21/21	5.500%		1,750,000	1,863,750
Petroleos Mexicanos
03/01/18	5.750%		2,870,000	3,007,760
05/03/19	8.000%		600,000	674,580
01/23/26	4.500%		900,000	870,300

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)

Mexico (continued)
11/12/26	7.470	% MXN	$23,700,000	$1,135,957
06/15/35	6.625%		870,000	899,537
06/02/41	6.500%		2,500,000	2,503,750
Petroleos Mexicanos (b)
11/24/21	7.650	% MXN	18,600,000	958,285
09/12/24	7.190	% MXN	3,800,000	184,471
Total				27,439,752
Morocco 0.1%
Morocco Government International Bond (b)
12/11/22	4.250%		1,804,000	1,934,790
Netherlands 0.1%
Petrobras Global Finance BV
05/23/21	8.375%		2,400,000	2,538,000
03/17/24	6.250%		208,000	195,000
05/23/26	8.750%		1,200,000	1,247,640
Total				3,980,640
Paraguay 0.1%
Paraguay Government International Bond (b)
08/11/44	6.100%		1,439,000	1,611,680
Peru 0.1%
Peruvian Government International Bond
11/21/33	8.750%		1,508,000	2,397,720
Philippines 0.1%
Philippine Government International Bond
03/30/26	5.500%		798,000	1,023,981
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		1,082,000	1,487,750
Total				2,511,731
Republic of Namibia 0.1%
Namibia International Bonds (b)
11/03/21	5.500%		3,192,000	3,412,088
Republic of the Congo —%
Congolese International Bond (b)(c)
06/30/29	4.000%		59,641	42,059
Russian Federation 0.9%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		4,800,000	4,638,000
Gazprom OAO Via Gaz Capital SA (b)
04/11/18	8.146%		2,813,000	3,060,161

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)

Russian Federation (continued)
03/07/22	6.510%	$8,577,000	$9,350,217
02/06/28	4.950%	1,900,000	1,843,000
08/16/37	7.288%	300,000	336,750
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%	300,000	305,250
Russian Foreign Bond - Eurobond (b)
04/04/42	5.625%	4,000,000	4,390,000
Vnesheconombank Via VEB Finance PLC (b)
11/21/23	5.942%	2,700,000	2,756,333
Total			26,679,711
Senegal —%
Senegal Government International Bond (b)
07/30/24	6.250%	505,000	494,269
Serbia 0.1%
Serbia International Bond (b)
12/03/18	5.875%	1,735,000	1,839,100
09/28/21	7.250%	1,600,000	1,850,800
Total			3,689,900
Trinidad and Tobago 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	5,850,000	6,369,187
Turkey 0.5%
Export Credit Bank of Turkey (b)
09/23/21	5.000%	600,000	600,750
Turkey Government International Bond
09/26/22	6.250%	1,300,000	1,426,500
02/05/25	7.375%	8,080,000	9,596,253
03/17/36	6.875%	630,000	740,250
05/30/40	6.750%	1,500,000	1,766,250
Total			14,130,003
Uruguay 0.1%
Uruguay Government International Bond
03/21/36	7.625%	725,000	1,004,488
PIK
01/15/33	7.875%	1,340,000	1,872,650
Total			2,877,138
Zambia 0.1%
Zambia Government International Bond (b)
04/14/24	8.500%	1,094,000	962,939

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)

Zambia (continued)
07/30/27	8.970%	$1,050,000	$920,062
Total			1,883,001
Total Foreign Government Obligations (Cost: $300,884,114)			$305,167,175

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds —%

California —%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (b)(e)(l)
10/01/11	0.000%	2,675,827	896,375
Total Municipal Bonds (Cost: $2,675,827)			$896,375

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 5.3%

Aerospace & Defense 0.2%
Booz Allen Hamilton, Inc. Tranche B Term Loan (c)(m)
07/07/23	3.500%	200,000	200,750
Doncasters US Finance LLC Tranche B Term Loan (c)(m)
04/09/20	4.500%	1,342,996	1,312,779
Engility Corp. (c)(m)
1st Lien Term Loan
05/22/20	7.020%	892,847	892,847
05/22/20	7.020%	486,128	486,128
TransDigm, Inc. Tranche E Term Loan (c)(m)
05/16/22	3.750%	1,632,724	1,625,377
Total			4,517,881
Airlines —%
American Airlines, Inc. Term Loan (c)(m)
10/10/21	3.500%	1,000,000	997,810
Automotive 0.1%
Gates Global LLC Term Loan (c)(m)
07/06/21	4.250%	1,016,727	994,105

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Automotive (continued)
Navistar, Inc. Tranche B Term Loan (c)(m)
08/07/20	6.500%	$995,000	$935,927
Total			1,930,032
Brokerage/Asset Managers/Exchanges —%
Aretec Group, Inc. (c)(m)
2nd Lien Term Loan PIK
05/23/21	2.000%	430,182	314,033
Term Loan
11/23/20	8.000%	182,146	181,690
USI, Inc. Term Loan (c)(m)
12/27/19	4.250%	440,831	439,593
Total			935,316
Building Materials —%
Contech Engineered Solutions LLC Term Loan (c)(m)
04/29/19	6.250%	363,750	361,251
Cable and Satellite 0.1%
CSC Holdings, Inc. Term Loan (c)(m)
10/09/22	5.000%	698,250	702,439
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (c)(m)
06/06/21	5.500%	1,201,448	1,173,214
Numericable US LLC Tranche B5 Term Loan (c)(m)
07/29/22	4.563%	992,500	990,267
Virgin Media Investment Holdings Ltd. Tranche F Term Loan (c)(m)
06/30/23	3.649%	1,000,000	995,420
Total			3,861,340
Chemicals 0.6%
Allnex & Cy SCA Tranche B1 Term Loan (c)(m)
10/03/19	4.500%	651,497	649,868
Allnex U.S.A, Inc. Tranche B2 Term Loan (c)(m)
10/03/19	4.500%	338,027	337,182
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(m)
04/10/18	6.750%	685,272	683,559

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(m)
02/01/20	3.750%	$856,336	$858,373
Chemours Co. LLC (The) Tranche B Term Loan (c)(m)
05/12/22	3.750%	446,143	432,982
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (c)(m)
09/07/21	4.500%	140,431	138,500
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (c)(m)
09/07/21	4.500%	849,493	837,813
Duke Finance LLC Tranche B 1st Lien Term Loan (c)(m)
10/28/21	7.000%	897,744	870,812
HII Holding Corp. 2nd Lien Term Loan (c)(m)
12/21/20	9.750%	1,350,000	1,323,000
Kronos Worldwide, Inc. Term Loan (c)(m)
02/18/20	4.000%	1,955,000	1,811,307
MacDermid, Inc. Tranche B 1st Lien Term Loan (c)(m)
06/07/20	5.500%	1,964,557	1,964,557
Minerals Technologies, Inc. Tranche B1 Term Loan (c)(m)
05/10/21	3.750%	124,917	125,308
Nexeo Solutions LLC Term Loan (c)(m)
06/09/23	5.250%	1,250,000	1,254,688
PQ Corp. Tranche B1 Term Loan (c)(m)
11/04/22	5.750%	300,000	302,376
Ravago Holdings America, Inc Term Loan (c)(m)
06/30/23	4.646%	825,000	827,063
Royal Holdings, Inc. 2nd Lien Term Loan (c)(m)
06/19/23	8.500%	1,000,000	975,000
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (c)(m)
07/31/21	4.250%	1,629,045	1,613,438
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan (c)(m)
11/05/21	4.250%	990,000	992,782

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)
Univar, Inc. Term Loan (c)(m)
07/01/22	4.250%	$794,000	$792,841
Total			16,791,449

Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan (c)(m)
12/31/21	5.250%	300,000	300,000
North American Lifting Holdings, Inc. 1st Lien Term Loan (c)(m)
11/27/20	5.500%	1,447,720	1,092,580
Total			1,392,580

Consumer Cyclical Services 0.1%
Creative Artists Agency LLC Term Loan (c)(m)
12/17/21	5.000%	1,236,076	1,237,621
Weight Watchers International, Inc. Tranche B2 Term Loan (c)(m)
04/02/20	4.000%	1,354,500	1,021,889
Total			2,259,510

Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan (c)(m)
04/30/18	6.750%	1,175,940	1,114,532
Fender Musical Instruments Corp. Term Loan (c)(m)
04/03/19	5.750%	211,437	210,116
NBTY, Inc. Tranche B Term Loan (c)(m)
05/05/23	5.000%	525,000	522,375
Varsity Brands, Inc. 1st Lien Term Loan (c)(m)
12/10/21	5.000%	593,045	594,712
Waterpik, Inc. 1st Lien Term Loan (c)(m)
07/08/20	5.750%	657,004	658,646
Total			3,100,381

Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(m)
12/13/19	4.000%	1,296,992	1,207,280

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing (continued)
Apex Tool Group LLC Term Loan (c)(m)
01/31/20	4.500%	$1,864,899	$1,836,926
Filtration Group Corp. 1st Lien Term Loan (c)(m)
11/23/20	4.250%	2,091,361	2,087,178
Horizon Global Corp. Tranche B Term Loan (c)(m)
06/30/21	7.000%	380,000	376,675
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (c)(m)
08/21/20	4.000%	942,635	941,607
William Morris Endeavor Entertainment LLC (c)(m)
1st Lien Term Loan
05/06/21	5.250%	1,384,405	1,382,328
2nd Lien Term Loan
05/06/22	8.250%	250,000	249,375
Zekelman Industries, Inc. Term Loan (c)(m)
06/14/21	6.000%	1,000,000	1,006,250
Total			9,087,619

Electric 0.3%
Astoria Energy LLC Tranche B Term Loan (c)(m)
12/24/21	5.000%	330,768	316,711
Calpine Corp. Term Loan (c)(m)
05/27/22	3.500%	816,750	813,891
Essential Power LLC Term Loan (c)(m)
08/08/19	4.750%	440,568	436,162
FREIF North American Power I LLC (c)(m)
Tranche B Term Loan
03/27/22	4.750%	488,339	484,677
Tranche C Term Loan
03/27/22	4.750%	91,526	90,839
NRG Energy, Inc. Term Loan (c)(m)
06/30/23	3.500%	619,466	616,988
TPF Generation Holdings LLC Term Loan (c)(m)
12/31/17	4.750%	1,720,952	1,654,988
TPF II Power LLC Term Loan (c)(m)
10/02/21	5.500%	951,893	955,701
Texas Competitive Electric Holdings Co. LLC (c)(d)(m)(n)
Debtor in Possession Term Loan
07/27/23	5.000%	88,214	88,361
07/27/23	5.000%	386,786	387,432
Texas Competitive Electric Holdings Co. LLC (c)(m)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric (continued)
Term Loan
09/30/16	4.943%	$1,345,944	$442,479
Viva Alamo LLC Term Loan (c)(m)
02/22/21	5.250%	712,264	548,443
Windsor Financing LLC Tranche B Term Loan (c)(m)
12/05/17	6.250%	1,649,042	1,632,551
Total			8,469,223

Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (c)(m)
10/09/19	3.750%	889,569	888,271
EWT Holdings III Corp. (c)(m)
1st Lien Term Loan
01/15/21	4.750%	960,152	963,753
2nd Lien Term Loan
01/15/22	8.500%	500,000	495,000
STI Infrastructure SARL Term Loan (c)(m)
08/22/20	6.250%	2,032,719	1,636,338
Total			3,983,362

Food and Beverage 0.1%
AdvancePierre Foods, Inc. Term Loan (c)(m)
06/02/23	4.750%	379,039	380,839
Dole Food Co. Inc. Tranche B Term Loan (c)(m)
11/01/18	4.502%	994,620	993,685
Hostess Brands, Inc. Tranche B 1st Lien Term Loan (c)(m)
08/03/22	4.500%	397,000	398,243
US Foods, Inc. Term Loan (c)(m)
06/27/23	4.000%	994,885	999,650
Total			2,772,417

Gaming 0.3%
Amaya Holdings BV Tranche B 1st Lien Term Loan (c)(m)
08/01/21	5.000%	1,977,513	1,952,793
CCM Merger, Inc. Term Loan (c)(m)
08/06/21	4.500%	328,612	329,161
Cannery Casino Resorts LLC (c)(m)
1st Lien Term Loan PIK
10/02/18	6.000%	986,321	986,016

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)
2nd Lien Term Loan PIK
10/02/19	12.500%	$259,426	$259,535
Graton Economic Development Authority Tranche B Term Loan (c)(m)
09/01/22	4.772%	549,634	550,321
Las Vegas Sands LLC Tranche B Term Loan (c)(m)
12/19/20	3.250%	992,366	993,607
Mohegan Tribal Gaming Authority Tranche B Term Loan (c)(m)
06/15/18	5.500%	577,102	575,948
ROC Finance LLC Tranche B Term Loan (c)(m)
06/20/19	5.000%	1,434,438	1,383,343
Scientific Games International, Inc. Tranche B2 Term Loan (c)(m)
10/01/21	6.000%	985,000	983,769
Total			8,014,493

Health Care 0.4%
Alliance HealthCare Services, Inc. Term Loan (c)(m)
06/03/19	4.250%	751,672	710,330
CHS/Community Health Systems, Inc. (c)(m)
Tranche F Term Loan
12/31/18	3.924%	249,021	246,575
Tranche G Term Loan
12/31/19	3.750%	372,437	366,211
Tranche H Term Loan
01/27/21	4.000%	483,515	477,321
IASIS Healthcare LLC Tranche B2 Term Loan (c)(m)
05/03/18	4.500%	1,601,121	1,596,622
Kindred Healthcare, Inc. Term Loan (c)(m)
04/09/21	4.250%	492,463	488,770
MPH Acquisition Holdings LLC Term Loan (c)(m)
06/07/23	5.000%	450,000	454,500
National Mentor Holdings, Inc. Tranche B Term Loan (c)(m)
01/31/21	4.250%	992,386	993,934
Onex Carestream Finance LP 1st Lien Term Loan (c)(m)
06/07/19	5.000%	1,760,545	1,716,532
Ortho-Clinical Diagnostics Holdings SARL Term Loan (c)(m)
06/30/21	4.750%	992,405	959,735

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)
Surgery Center Holdings, Inc. 1st Lien Term Loan (c)(m)
11/03/20	5.250%	$1,484,925	$1,490,493
Team Health, Inc. Tranche B Term Loan (c)(m)
11/23/22	3.750%	447,753	448,872
Tecomet, Inc. 1st Lien Term Loan (c)(m)
12/03/21	5.750%	989,950	960,251
Total			10,910,146

Independent Energy —%
Samson Investment Co. Tranche 1 2nd Lien Term Loan (e)(m)
09/25/18	0.000%	1,425,000	213,750
Templar Energy LLC 2nd Lien Term Loan (c)(m)
11/25/20	8.500%	1,000,000	232,500
Total			446,250

Leisure 0.2%
24 Hour Fitness Worldwide, Inc. Term Loan (c)(m)
05/28/21	4.750%	710,500	692,737
Delta 2 SARL Tranche B3 Term Loan (c)(m)
07/30/21	4.750%	1,000,000	988,130
Life Time Fitness, Inc. Term Loan (c)(m)
06/10/22	4.250%	321,750	320,878
Lions Gate Entertainment Corp. 2nd Lien Term Loan (m)
03/17/22	5.000%	1,400,000	1,426,250
Steinway Musical Instruments, Inc. 1st Lien Term Loan (c)(m)
09/19/19	4.750%	995,992	976,073
Zuffa LLC Term Loan (c)(m)
02/25/20	3.750%	1,712,903	1,711,481
Total			6,115,549

Media and Entertainment 0.3%
Activision Blizzard, Inc. Term Loan (c)(m)
10/13/20	3.250%	170,569	171,421
Cumulus Media Holdings, Inc. Term Loan (c)(m)
12/23/20	4.250%	1,000,000	708,130

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media and Entertainment (continued)
Getty Images, Inc. Term Loan (c)(m)
10/18/19	4.750%	$1,930,000	$1,512,637
Hubbard Radio LLC Term Loan (c)(m)
05/27/22	4.250%	952,798	923,424
ION Media Networks, Inc. Tranche B1 Term Loan (c)(m)
12/18/20	4.750%	836,322	837,368
Learfield Communications, Inc. 1st Lien Term Loan (c)(m)
10/09/20	4.250%	1,560,349	1,557,915
Salem Communications Corp. Term Loan (c)(m)
03/13/20	4.500%	989,964	971,402
Sinclair Television Group, Inc. Tranche B1 Term Loan (c)(m)
07/30/21	3.500%	272,250	272,590
Tribune Media Co. Tranche B Term Loan (c)(m)
12/27/20	3.750%	992,481	993,722
Univision Communications, Inc. Tranche C3 Term Loan (c)(m)
03/01/20	4.000%	1,063,529	1,062,029
iHeartCommunications, Inc. Tranche D Term Loan (c)(m)
01/30/19	7.210%	1,128,407	868,524
Total			9,879,162

Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(m)
06/30/19	4.250%	793,292	777,854
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(m)
02/28/19	5.750%	291,667	142,917
Total			920,771

Oil Field Services —%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (c)(m)
03/31/21	6.000%	866,491	311,937
Fieldwood Energy LLC (c)(m)
1st Lien Term Loan
09/30/20	8.375%	372,536	217,311
2nd Lien Term Loan
09/30/20	8.375%	627,464	194,514
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Oil Field Services (continued)
08/31/20	7.000%	$275,952	$228,121
Total			951,883

Other Financial Institutions —%
IG Investments Holdings LLC Tranche B Term Loan (c)(m)
10/31/21	6.000%	306,910	307,966

Other Industry —%
ATI Acquisition Co. Tranche B Term Loan (e)(g)(m)(o)
12/30/14	0.000%	120,528	—
Harland Clarke Holdings Corp. Tranche B3 Term Loan (c)(m)
05/22/18	7.000%	857,886	835,727
Total			835,727

Other REIT 0.1%
DTZ AUS Holdco PTY Ltd. 1st Lien Term Loan (c)(m)
11/04/21	4.250%	1,361,250	1,351,612

Packaging 0.3%
BWAY Intermediate Co., Inc. Term Loan (c)(m)
08/14/20	5.519%	570,241	570,036
Exopack Holdings S.A. Term Loan (c)(m)
05/08/19	4.500%	1,484,772	1,480,436
Kleopatra Acquisition Co. Term Loan (c)(m)
04/28/20	5.000%	297,150	298,356
Kleopatra Acquisition Corp. Term Loan (c)(m)
04/28/20	5.000%	695,331	698,154
Mauser Holding SARL 1st Lien Term Loan (c)(m)
07/31/21	4.500%	271,545	270,391
Packaging Coordinators, Inc. Tranche B Term Loan (c)(m)
06/29/23	4.631%	450,000	447,377
Pregis Holding I Corp. 1st Lien Term Loan (c)(m)
05/20/21	4.500%	1,360,391	1,339,985
Printpack Holdings, Inc. 1st Lien Term Loan (c)(m)
07/25/23	5.000%	771,856	772,342

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Prolampac Holdings, Inc. 2nd Lien Term Loan (c)(m)
08/18/23	9.250%	$1,000,000	$980,000
Ranpack Corp. Tranche B1 Term Loan (c)(m)
10/01/21	4.250%	1,867,254	1,848,582
Reynolds Group Holdings, Inc. Term Loan (c)(m)
12/01/18	4.500%	1,000,000	1,000,730
Total			9,706,389
Paper 0.1%
Caraustar Industries, Inc. Term Loan (c)(m)
05/01/19	8.000%	831,570	831,919
Xerium Technologies, Inc. Term Loan (c)(m)
05/17/19	6.250%	1,319,382	1,316,084
Total			2,148,003
Pharmaceuticals 0.1%
Atrium Innovations, Inc. Tranche B1 1st Lien Term Loan (c)(m)
02/15/21	4.250%	957,541	938,390
Endo Finance Co. I SARL Tranche B Term Loan (c)(m)
09/26/22	3.750%	348,250	344,332
Pharmaceutical Product Development, Inc. Term Loan (c)(m)
08/18/22	4.250%	1,287,000	1,286,035
Valeant Pharmaceuticals International, Inc. (c)(m)
Tranche B-C2 Term Loan
12/11/19	4.750%	827,042	817,324
Tranche B-D2 Term Loan
02/13/19	4.500%	432,439	426,926
Total			3,813,007
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC Term Loan (c)(m)
08/12/22	4.500%	396,000	393,525
Asurion LLC (c)(m)
Tranche B1 Term Loan
05/24/19	5.000%	536,408	536,965
Tranche B4 Term Loan
08/04/22	5.000%	269,156	269,436

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Hub International Ltd. Term Loan (c)(m)
10/02/20	4.000%	$592,919	$591,117
Total			1,791,043
Retailers 0.6%
Academy Ltd. Term Loan (c)(m)
07/01/22	5.000%	1,628,687	1,574,060
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(m)
09/26/19	4.500%	1,133,502	1,130,827
Bass Pro Group LLC Term Loan (c)(m)
06/05/20	4.000%	1,576,355	1,564,533
Burlington Coat Factory Warehouse Corp Tranche B3 Term Loan (c)(d)(m)
08/13/21	3.500%	150,000	149,812
David’s Bridal, Inc. Term Loan (c)(m)
10/11/19	5.250%	2,446,103	2,254,500
Dollar Tree, Inc. (c)(m)
Tranche B1 Term Loan
07/06/22	3.500%	320,876	322,480
Dollar Tree, Inc. (m)
Tranche B2 Term Loan
07/06/22	4.250%	250,000	250,625
Hudson’s Bay Co. Term Loan (c)(m)
09/30/22	4.750%	126,728	126,887
J. Crew Group, Inc. Term Loan (c)(m)
03/05/21	4.000%	2,030,198	1,439,269
JC Penney Corp., Inc. Term Loan (c)(d)(m)
06/23/23	5.250%	800,000	800,664
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(m)
03/16/18	4.000%	1,299,485	1,292,988
Leslie’s Poolmart, Inc. Tranche B Term Loan (c)(m)
10/16/19	4.250%	1,954,322	1,951,879
Neiman Marcus Group, Inc. (The) Term Loan (c)(m)
10/25/20	4.250%	501,757	472,459
Party City Holdings, Inc. Term Loan (c)(m)
08/19/22	4.250%	545,845	545,391

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
PetSmart, Inc. Tranche B1 Term Loan (c)(m)
03/11/22	4.250%	$543,125	$543,853
Raley’s Term Loan (c)(m)
05/18/22	7.250%	2,351,250	2,339,494
Rite Aid Corp. (c)(m)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,050,000	1,052,625
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	325,000	325,487
Sports Authority, Inc. (The) Tranche B Term Loan (e)(m)
11/16/17	0.000%	948,449	246,597
Total			18,384,430
Supermarkets 0.1%
Albertson’s LLC Tranche B6 Term Loan (c)(m)
06/22/23	4.750%	1,866,658	1,877,932
Technology 0.6%
Applied Systems, Inc. 1st Lien Term Loan (c)(m)
01/25/21	4.000%	1,067,521	1,068,589
Avago Technologies Ltd. Tranche B1 Term Loan (c)(m)
02/01/23	4.250%	1,566,018	1,565,767
BMC Software Finance, Inc. Term Loan (c)(m)
09/10/20	5.000%	982,368	901,941
Blue Coat Systems, Inc. Term Loan (c)(m)
05/20/22	4.500%	223,312	223,207
Cirque Du Soleil, Inc. 2nd Lien Term Loan (c)(m)
07/10/23	9.250%	1,000,000	897,500
First Data Corp. Term Loan (c)(m)
07/08/22	4.202%	1,050,000	1,052,919
Greeneden U.S. Holdings II LLC Term Loan (c)(m)
02/08/20	4.000%	304,072	303,312
Infogroup, Inc. Tranche B Term Loan (c)(m)
05/28/18	7.000%	669,699	657,142
Infor US, Inc. Tranche B5 Term Loan (c)(m)
06/03/20	3.750%	975,309	963,118

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Informatica Corp. Term Loan (c)(m)
08/05/22	4.500%	$992,500	$978,238
MA FinanceCo LLC Tranche B Term Loan (c)(m)
11/19/21	5.250%	369,687	370,035
Microsemi Corp. Tranche B Term Loan (c)(m)
01/15/23	3.750%	261,071	262,572
Mitel US Holdings, Inc. Term Loan (c)(m)
04/29/22	5.500%	1,344,656	1,346,753
ON Semiconductor Corp. Term Loan (c)(m)
03/31/23	5.250%	275,000	278,094
Quikrete Holdings, Inc. 1st Lien Term Loan (c)(m)
09/28/20	4.000%	950,096	952,025
RP Crown Parent LLC 1st Lien Term Loan (c)(m)
12/21/18	6.000%	1,018,511	984,564
Riverbed Technology, Inc. Term Loan (c)(m)
04/25/22	5.000%	364,742	366,474
SCS Holdings I, Inc. 1st Lien Term Loan (c)(m)
10/30/22	6.000%	346,067	348,016
Sabre GLBL, Inc. Tranche B Term Loan (c)(m)
02/19/19	4.000%	762,022	764,247
TTM Technologies, Inc. Tranche B Term Loan (c)(m)
05/31/21	6.000%	132,812	132,812
TransUnion LLC Tranche B2 Term Loan (c)(m)
04/09/21	3.500%	342,126	341,822
Uber Technologies, Inc. Term Loan (c)(m)
07/15/23	5.000%	425,000	424,205
Zebra Technologies Corp. Term Loan (c)(m)
10/27/21	4.000%	921,951	926,948
Total			16,110,300
Wirelines —%
Integra Telecom Holdings, Inc. Tranche B1 Term Loan (c)(m)
08/14/20	5.250%	989,975	980,075

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
Level 3 Financing, Inc. Tranche B2 Term Loan (c)(m)
05/31/22	3.500%	$275,000	$275,688
Total			1,255,763
Total Senior Loans (Cost: $162,822,239)			$155,280,597

Issuer		Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Delphi Automotive PLC		1,315	$89,183
Hotels, Restaurants & Leisure 0.1%
UTGR, Inc. (p)		5,526	432,871
Media —%
Cengage Learning, Inc. (p)		7,982	194,230
Media News Group (p)		2,495	81,088
Tribune Media Co.		1,338	49,573
tronc, Inc.		198	2,968
Total			327,859
TOTAL CONSUMER DISCRETIONARY			849,913

FINANCIALS —%
Capital Markets —%
RCS Capital Corp. (p)		5,448	40,860
TOTAL FINANCIALS			40,860

MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A		3,806	$286,440

Metals & Mining —%
Aleris International, Inc. (p)		3,721	106,048
TOTAL MATERIALS			392,488

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (p)	478	10,611
TOTAL TELECOMMUNICATION SERVICES		10,611
Total Common Stocks (Cost: $851,971)		$1,293,872

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts(q) —%
Put - OTC 5-Year Interest Rate Swap
	160,000,000	2.15	09/09/16	32
Total Options Purchased Puts (Cost: $2,280,000)				$32

	Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.439% (r)(s)	126,133,890	126,133,890
Total Money Market Funds (Cost: $126,133,890)		$126,133,890
Total Investments
(Cost: $3,126,363,953) (t)		$3,179,047,437(u)
Other Assets & Liabilities, Net		(255,340,937)
Net Assets		$2,923,706,500

At July 31, 2016, securities and cash totaling $31,783,287 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	08/22/2016	55,987,000 ILS	14,448,817 USD	—	(237,967)
Barclays	08/22/2016	4,809,000,000 HUF	17,007,837 USD	—	(277,243)
Barclays	08/22/2016	28,162,134 USD	518,408,000 MXN	—	(573,382)
Citi	08/22/2016	920,281,000 COP	314,400 USD	15,992	—
Citi	08/22/2016	26,751,517 USD	227,000,000 SEK	—	(197,760)
Credit Suisse	08/08/2016	24,455,000 EUR	27,138,325 USD	—	(208,828)
HSBC	08/22/2016	31,000,000,000 COP	10,568,302 USD	516,304	—
Standard Chartered	08/01/2016	360,000,000 CNH	54,435,758 USD	113,355	—
Standard Chartered	08/01/2016	53,886,972 USD	360,000,000 CNH	435,431	—
Standard Chartered	08/22/2016	55,761,000 BRL	16,798,012 USD	—	(276,306)
Standard Chartered	08/22/2016	225,004,804,000 IDR	17,070,621 USD	—	(63,720)
Standard Chartered	09/22/2016	388,000,000 CNH	57,951,100 USD	—	(465,602)
State Street	08/18/2016	39,116,000 NZD	27,695,301 USD	—	(532,575)
State Street	08/18/2016	12,530,139 USD	16,500,000 CAD	108,639	—
State Street	08/22/2016	16,500,000 CAD	12,663,717 USD	24,591	—
Total				1,214,312	(2,833,383)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10 Year Bond	1,667	AUD	173,993,141	09/2016	3,752,913	—
U.S. Treasury 2-Year Note	357	USD	78,183,000	09/2016	407,206	—
U.S. Ultra Bond	417	USD	79,451,531	09/2016	6,596,340	—
U.S. Ultra Bond	118	USD	22,482,688	09/2016	193,942	—
Total			354,110,360		10,950,401	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(464)	USD	(80,939,000)	09/2016	—	(5,369,377)
U.S. Treasury 10-Year Note	(465)	USD	(61,866,797)	09/2016	—	(207,095)
U.S. Treasury 10-Year Note	(2,129)	USD	(283,256,797)	09/2016	—	(7,321,950)
U.S. Treasury 5-Year Note	(454)	USD	(55,395,094)	09/2016	—	(619,170)
U.S. Treasury 5-Year Note	(3,654)	USD	(445,845,094)	09/2016	—	(7,113,834)
Total			(927,302,782)		—	(20,631,426)

Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	9,500,000	682,353	791,023	—	(10,555)	—	(119,225)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	People’s Republic of China	06/20/2021	1.000	USD	29,000,000	152,404	187,496	—	(32,222)	—	(67,314)
Barclays	Republic of South Africa	12/20/2020	1.000	USD	14,235,000	777,293	1,295,070	—	(15,817)	—	(533,594)
Barclays	Republic of South Africa	12/20/2020	1.000	USD	13,765,000	751,629	1,247,405	—	(15,295)	—	(511,071)
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	USD	12,000,000	764,324	898,238	—	(13,333)	—	(147,247)
Total							4,419,232	—		—	(1,378,451)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	129,400,000	—	(2,701,808)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	48,600,000	—	(2,139,951)
Total						—	(4,841,759)

Credit Default Swap Contracts Outstanding at July 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	3.920	USD	(5,000,000)	(241,406)	—	(644,486)	2,084	405,164	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(10,000,000)	(706,250)	—	(1,669,387)	4,167	967,304	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(12,000,000)	(847,500)	—	(1,114,400)	5,000	271,900	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	3.920	USD	(5,500,000)	(265,547)	—	(338,775)	2,292	75,520	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(16,000,000)	(1,130,000)	—	(1,908,943)	6,667	785,610	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(20,000,000)	(1,412,500)	—	(2,558,392)	8,333	1,154,225	—
Total								—	(8,234,383)		3,659,723	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	U.S. CPI Urban Consumers NSA	Fixed rate of 1.971%	12/15/2045	USD	30,000,000	—	—	—	(1,148,112)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.985%	03/23/2025	USD	23,000,000	—	—	—	(885,998)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Fixed rate of 1.960%	02/11/2025	USD	2,000,000	—	—	—	(90,074)
Total						—	—	—	(2,124,184)

Cleared Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.090%	02/11/2025	USD	183,000,000	—	(13,519,287)
Morgan Stanley	Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	01/09/2026	MXN	580,000,000	164,231	—
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	01/21/2026	MXN	211,000,000	—	(162,456)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	02/04/2026	USD	19,000,000	—	(886,563)
Total						164,231	(14,568,306)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $1,289,577,497 or 44.11% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2016, the value of these securities amounted to $2,339,492, which represents 0.08% of net assets.

(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $50,380,906, which represents 1.72% of net assets.

(h)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Principal and interest may not be guaranteed by the government.
(l)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $896,375 or 0.03% of net assets.

(m)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(o)	Negligible market value.
(p)	Non-income producing investment.
(q)	Purchased swaption contracts outstanding at July 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	160,000,000	2,280,000	32

(r)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	155,937,850	809,833,789	(839,637,749)	126,133,890	497,422	126,133,890

(t)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $3,126,364,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$108,575,000
Unrealized Depreciation	(55,892,000)
Net Unrealized Appreciation	$52,683,000

(u)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,364,617,531	561,791	1,365,179,322
Residential Mortgage-Backed Securities - Agency	—	396,820,898	—	396,820,898
Residential Mortgage-Backed Securities - Non-Agency	—	268,079,749	100,583,916	368,663,665
Commercial Mortgage-Backed Securities - Non-Agency	—	129,873,645	—	129,873,645
Asset-Backed Securities - Non-Agency	—	78,432,603	32,825,009	111,257,612
Inflation-Indexed Bonds	—	77,393,966	—	77,393,966
U.S. Treasury Obligations	141,086,388	—	—	141,086,388
Foreign Government Obligations	—	300,021,053	5,146,122	305,167,175
Municipal Bonds	—	896,375	—	896,375
Senior Loans	—	132,913,758	22,366,839	155,280,597
Common Stocks
Consumer Discretionary	141,724	627,101	81,088	849,913
Financials	—	40,860	—	40,860
Materials	286,440	106,048	—	392,488
Telecommunication Services	10,611	—	—	10,611
Total Common Stocks	438,775	774,009	81,088	1,293,872
Options Purchased Puts	—	32	—	32

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	126,133,890
Total Investments	141,525,163	2,749,823,619	161,564,765	3,179,047,437
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,214,312	—	1,214,312
Futures Contracts	10,950,401	—	—	10,950,401
Swap Contracts	—	3,823,954	—	3,823,954
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,833,383)	—	(2,833,383)
Futures Contracts	(20,631,426)	—	—	(20,631,426)
Swap Contracts	—	(22,912,700)	—	(22,912,700)
Total	131,844,138	2,729,115,802	161,564,765	3,148,658,595

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non- Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2015	591,048	74,842,353	5,162,908	3,760,000	5,167,365	11,906,949	—	101,430,623
Increase (decrease) in accrued discounts/premiums	492	253,759	(1,742)	815	(23,732)	(3,381)	—	226,211
Realized gain (loss)	—	(32,126)	(8,073)	—	—	29,813	—	(10,386)
Change in unrealized appreciation (depreciation)(a)	(29,749)	184,024	7,992	1,378,340	2,489	(272,632)	(3,119)	1,267,345
Sales	—	(32,092,010)	(5,161,085)	—	—	(4,068,070)	—	(41,321,165)
Purchases	—	79,176,423	—	31,445,854	—	1,006,250	—	111,628,527
Transfers into Level 3	—	—	—	—	—	18,061,448	84,207	18,145,655
Transfers out of Level 3	—	(21,748,507)	—	(3,760,000)	—	(4,293,538)	—	(29,802,045)
Balance as of July 31, 2016	561,791	100,583,916	—	32,825,009	5,146,122	22,366,839	81,088	161,564,765

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2016 was $1,188,688 which is comprised of Corporate Bonds & Notes of $(29,749), Residential Mortgage-Backed Securities — Non-Agency of $115,818, Asset-Backed Securities — Non-Agency of $1,378,340, Foreign Government Obligations of $2,489, Senior Loans of $(275,091) and Common Stocks of $(3,119).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, asset backed securities, foreign government obligations, senior loans and common stock classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016